UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-04416

                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                         Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                                 Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-800-622-3863

Date of fiscal year end:   May 31

Date of reporting period:    November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Reports to Shareholders are attached herewith.

PNC Funds November 30, 2018 (Unaudited) Semi-Annual Report Money Market Funds PNC Government Money Market Fund PNC Treasury Money Market Fund PNC Treasury Plus Money Market Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.pncfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-622-FUND (3863) or send an email request to pncfundfulfillment@pnc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Treasury Money Market Fund

Treasury Plus Money Market Fund

OTHER PNC FUNDS

EQUITY FUNDS

Balanced Allocation Fund

Emerging Markets Equity Fund

International Equity Fund

International Growth Fund

Multi-Factor All Cap Fund

Multi-Factor Large Cap Growth Fund

Multi-Factor Large Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

Small Cap Fund

FIXED INCOME FUNDS

Intermediate Bond Fund*

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond

    Fund

Tax Exempt Limited Maturity

    Bond Fund

*Reorganized into Total Return Advantage Fund effective at the close of business on December 7, 2018.

T A B L E  O F  C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC MoneyMarket Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2019 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y  M a r k e t  F u n d  s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2018 (the “semi-annual period”).

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

The U.S. economy remained in good health during the semi-annual period, despite concerns regarding heightened market volatility and continued policy uncertainty from the current administration, especially about trade and tariffs. In the second quarter of 2018, U.S. gross domestic product (“GDP”) grew at an annualized pace of 4.2%, the highest quarterly growth rate since the third quarter of 2014. Third quarter 2018 U.S. GDP rose at a 3.5% quarter–over-quarter annualized rate. Unemployment remained at near-record lows, most recently 3.7%; average hourly wages were up; and inflation, while still considered rather benign, also began to rise — all key ingredients keeping the U.S. Federal Open Market Committee (the “Fed”) on a path to continue raising interest rates. The Fed raised its target interest rate in June and September 2018, the latter its eighth such move since it embarked on its current policy normalization initiative. (On December 19, 2018, after the close of the semi-annual period, the Fed raised interest rates by another quarter percentage point for a total of four interest rate increases this calendar year.)

International economies were generally slower than that of the U.S., as they were more greatly affected by trade war uncertainty. Synchronized global economic growth continued, but relative strength between the economies of the U.S. and the rest of the world diverged. Strong U.S. economic growth coupled with rising interest rates bolstered the U.S. dollar, which had ripple effects across international markets, particularly emerging economies. Italian budget conflicts, the announced retirement of Germany’s Angela Merkel in 2021, and earthquakes and a typhoon in Japan further weighed on international economic growth. Emerging economies also grappled with higher oil prices through September 2018 and then a dramatic fall in oil prices in the last months of the semi-annual period. One key player that influenced the fate of many emerging economies was China, where economic growth remained strong on an absolute basis, but the rate of change appeared to be slowing in line with its government’s deleveraging push. Given this backdrop, key international central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”) and the Bank of Japan (“BOJ”), were less aggressive in pursuing monetary policy tightening. The ECB confirmed it would continue to taper by slowing the expansion of its quantitative easing program and reducing its monthly bond purchases until the end of 2018. However, its interest rates were expected to remain at record lows at least through the summer of 2019. The BOE actually raised rates during the semi-annual period for only the second time in the last 10 years but added the caveat that it was willing to lower rates again should the U.K. economy falter, particularly as the country continues to wrangle with Brexit. In stark contrast to the rest of the developed world, the BOJ remained ultra-accommodative, with its target rate still in negative territory.

Money Markets

Yields in the taxable and tax-exempt money markets continued their gradual ascent, as investors priced in the potential, and then the reality, of the Fed’s interest rate hikes.

In making its June and September 2018 interest rate hikes, Fed policymakers cited ongoing strength in the U.S. labor market and a pickup in household spending and business fixed investment. On November 28, 2018, Fed Chair Jerome Powell gave a speech saying interest rates were “just below” the neutral rate level. We believe market participants interpreted the speech to suggest the Fed may soften its monetary policy tightening going forward. The speech stood in stark contrast to remarks Fed Chair Powell gave in early October 2018 indicating interest rates were still a “long way” from the neutral rate level. At the end of the semi-annual period, the markets were pricing in one additional quarter-point benchmark interest rate increase in 2018, consistent with the Fed’s median forecast and which was ultimately appropriate given the Fed’s actions on December 19th. During the semi-annual period overall, the money market yield

“The U.S. economy remained in good health during the semi-annual period, despite concerns regarding heightened market volatility...”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2018

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Given the U.S.’ economic strength, we expect the Fed to continue taking the lead among developed markets’ central banks...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2018

curve, or spectrum of maturities, flattened, meaning yields on shorter-term maturities rose more than those on longer-term maturities.

Other significant events that influenced the money markets during the semi-annual period included announcements and actions by other central banks around the globe, as discussed above, as well as corporate tax reform and the regulatory backdrop. The management teams of multinational corporations faced increased pressure to make decisions regarding cash investments due to a one-time repatriation tax and considerations of excess cash returning to the U.S. It appeared that many investors began looking at cash flow management practices, investment policies and new investment options, including various money market mutual funds.

Our View Ahead

At the end of the semi-annual period, we did not see a recession as imminent. Rather, we believed the current economic expansion was likely to continue through 2019, albeit at a more moderate rate. But we did expect the capital markets to continue to be tested in the near future. It is important to keep in mind that the high return, low volatility theme of 2017 was unusual. We believe volatility will likely continue to normalize in the months ahead given several market dynamics. First, global economic growth remains strong, in our view, but divergence is evident. Second, as the spotlight shifts back toward fundamentals after an extended period of easy money, bouts of volatility should not be surprising. Finally, a growing list of concerns and an aging cycle have heightened investor sensitivity. All that said, we believe the underlying fundamentals of the U.S. economy remain strong — economic and earnings growth has been robust, labor markets are tight, the banking system remains well capitalized, and the Fed minutes point to anticipated, but measured, rises in wage growth and inflation.

Given the U.S.’ economic strength, we expect the Fed to continue taking the lead among developed markets’ central banks in unwinding the ultra-accommodative monetary policy put in place following the global financial crisis. At the same time, our opinion is that the Fed will be extremely cautious in attempting not to overly tighten monetary policy, leading to a pause in interest rate hikes at some point during 2019. We agree with Fed Chair Powell when he likened hiking rates to walking around in a dark room — you move slowly to avoid stubbing your toe. Given the controlled nature of the rise in inflation, we see no reason for the Fed to purposefully decelerate the economy. At the end of November 2018, the market-implied interest rate path for 2019 slightly lagged the Fed forecast. The market was pricing in two interest rate hikes versus a Fed expectation of three in 2019. Either scenario would push the Fed’s benchmark rate near or above 3.0%, which we view as the likely terminal rate of this interest rate hiking cycle.

Vigilance remains paramount. As we move into 2019, we remain focused on adhering to our investment philosophy and to a disciplined process while continuing to evaluate many economic and market factors as well as the impacts of various policies and reforms that remain on the agenda of the U.S. administration. We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us.

P N C  M o n e y  M a r k e t  F u n d  s

L E T T E R  T O  S H A R E H O L D E R S

Best Regards,

Aneet Deshpande, CFA	Jennifer E. Spratley
Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N  T S   A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

DN — Discount Note

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FRN —

Floating Rate Note. The rate shown is the rate in effect on November 30, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

LLC — Limited Liability Company

SOFRRATE — Secured Overnight Financing Rate

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

Financial Statements:

— Amounts designated as “ — ” are either zero or round to zero.

See Notes to Financial Statements.

4

P N C  M o n e y  M a r k e t  F u n d  s

S U M M A R Y  O F  P O R T F O L  I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of November 30, 2018 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	30.5%
Federal Farm Credit Bank	19.8
U.S. Treasury Bills	19.8
Federal Home Loan Bank	18.9
Federal Home Loan Mortgage Corporation	4.4
Money Market Funds	2.5
Federal National Mortgage Association	2.4
U.S. Treasury Notes	1.7
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	78.1%
U.S. Treasury Notes	19.2
Money Market Fund	2.7
100.0%

Treasury Plus Money Market Fund
Repurchase Agreements	38.9%
U.S. Treasury Bills	30.6
U.S. Treasury Notes	29.3
Money Market Fund	1.2
100.0%

5

P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L  D I N G S / Y I E L D S  ( U n a u d i t e d )

The yields in the tables below represent the annualization of each Fund’s declared dividends over the seven-day period ended November 30, 2018.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends are reinvested in additional Fund shares instead of being paid in cash.

7-Day Current Yields as of November 30, 2018
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	2.08%	2.08%	1.87%	1.87%	1.78%	***
Treasury Money Market Fund	2.06%	2.06%	1.85%	1.85%	–	–

7-Day Effective Yields as of November 30, 2018
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	2.10%	2.10%	1.89%	1.89%	1.80%	***
Treasury Money Market Fund	2.08%	2.08%	1.87%	1.87%	–	–

7-Day Current Yields as of November 30, 2018
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Treasury Plus Money Market Fund	2.00%	2.00%	1.91%	(9.56)%	0.00%**	***

7-Day Effective Yields as of November 30, 2018
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Treasury Plus Money Market Fund	2.02%	2.02%	1.92%	(9.55)%	0.00%**	***

*

Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect. During the seven-day period ended November 30, 2018, there were no fee waivers or expense reimbursements for Government Money Market Fund and Treasury Money Market Fund.

**	Net assets of Service Shares at November 30, 2018 were comprised solely of seed capital of $10. Ratios for the seven-day period rounded to 0.00%.

***

The class has been allocated a very small percentage of the Fund’s overall expenses, but, due to the small size of the assets, its class-specific expenses represent a large percentage of overall expenses and result in an unsubsidized yield that is excessively high and does not provide meaningful information. For this reason, the unsubsidized yield has not been presented.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

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P N C  M o n e y  M a r k e t  F u n d s

E X P E N S E  T A B L E S  ( U n a  u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2018 to November 30, 2018).

(1)Expenses are equal to each Class’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(2)Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2018 to November 30, 2018).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/18	11/30/18	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,009.29	0.17%	$0.86
Class A	1,000.00	1,008.46	0.34	1.72
Advisor Class	1,000.00	1,008.76	0.28	1.43
Hypothetical(2)
Class I	1,000.00	1,024.21	0.17	0.87
Class A	1,000.00	1,023.36	0.34	1.73
Advisor Class	1,000.00	1,023.65	0.28	1.44

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/18	11/30/18	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,009.09	0.23%	$1.14
Class A	1,000.00	1,008.25	0.40	2.01
Hypothetical(2)
Class I	1,000.00	1,023.93	0.23	1.15
Class A	1,000.00	1,023.07	0.40	2.03

Treasury Plus Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,008.90	0.28%	$1.40
Advisor Shares	1,000.00	1,008.40	0.38	1.91
Hypothetical(2)
Institutional
Shares	1,000.00	1,023.68	0.28	1.41
Advisor Shares	1,000.00	1,023.16	0.38	1.93

8

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 8,

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I								Class A
	2018*	2018	2017		2016	2015		2014	2018*	2018	2017		2016		2015		2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Net Investment Income†	0.01	0.01	–	**	– **	–	**	– **	0.01	0.01	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	– **	– **	–	**	–	–	**	–	– **	– **	–	**	–	**	–	**	–
Total from Investment Operations	0.01	0.01	–	**	– **	–	**	– **	0.01	0.01	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	(0.01)	(0.01)	–	**	– **	–	**	– **	(0.01)	(0.01)	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–	–	–		–	–		–	–	–	–		–		–		–
Total Distributions	(0.01)	(0.01)	–	**	– **	–	**	– **	(0.01)	(0.01)	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return	0.93%	1.08%	0.33%		0.05%	0.03%		0.01%	0.85%	1.04%	0.33%		0.05%		0.03%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,999,937	$9,530,966	$8,536,493		$4,776,561	$720,219		$738,100	$1,551,670	$838,233	$452,549		$361,440		$321,524		$133,915
Ratio of Expenses to Average Net Assets	0.17%	0.18%	0.20%		0.19%	0.07%		0.07%	0.34%	0.23%	0.20%		0.16%		0.06%		0.02	%(1)
Ratio of Net Investment Income to Average Net Assets	1.85%	1.08%	0.33%		0.06%	0.02%		0.01%	1.70%	1.07%	0.34%		0.05%		0.02%		0.06	%(1)
Ratio of Expenses to Average Net Assets (Before Fee Waivers, Reimbursement and Earned Income Credits, as applicable)	0.19%	0.19%	0.20%		0.27%	0.35%		0.36%	0.36%	0.24%	0.20%		0.28%		0.35%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers, Reimbursement and Earned Income Credits, as applicable)	1.83%	1.07%	0.33%		(0.02)%	(0.26)%		(0.28)%	1.68%	1.06%	0.34%		(0.07)%		(0.27)%		(0.28)%

	Government Money Market Fund
	Advisor Class
	2018*	2018	2017		2016(2)
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$1.00		$ 1.00
Net Investment Income†	0.01	0.01	–**		–**
Realized and Unrealized Gain (Loss) on Investments	–	–**	–**		–
Total from Investment Operations	0.01	0.01	–**		–**
Dividends from Net Investment Income	(0.01)	(0.01)	–**		–**
Distributions from Net Realized Gains	–	–	–		–
Total Distributions	(0.01)	(0.01)	–**		–**
Net Asset Value, End of Period	$ 1.00	$ 1.00	$1.00		$ 1.00
Total Return	0.88%	1.07%	0.33%		0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 4	$ 4	$ 9		$ 875
Ratio of Expenses to Average Net Assets	0.28%	0.20%	0.20%		0.18%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.07%	0.32%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3)	0.20%	0.20%		0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3)	1.07%	0.32%		(0.02)%

* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2)

Advisor Class Shares commenced operations on September 14, 2015. All ratios for the fiscal year ended May 31, 2016 have been annualized. Total return for the fiscal year ended May 31, 2016 has not been annualized.

(3)

The class has been allocated a very small percentage of the Fund’s overall expenses, but, due to the small size of the assets, its class-specific expenses represent a large percentage of overall expenses and result in gross expense and Net Investment Income ratios that are excessively high and do not provide meaningful information.

See Notes to Financial Statements.

9

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 8,

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Treasury Money Market Fund
	Class I										Class A
	2018*	2018	2017		2016		2015		2014		2018*	2018	2017		2016		2015		2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Net Investment Income†	0.01	0.01	–	**	–	**	–	**	–	**	0.01	0.01	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	– **	– **	–	**	–	**	–	**	–	**	– **	– **	–	**	–	**	–	**	–	**
Total from Investment Operations	0.01	0.01	–	**	–	**	–	**	–	**	0.01	0.01	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	(0.01)	(0.01)	–	**	–	**	–	**	–	**	(0.01)	(0.01)	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–	–	–		–		–		–		–	–	–		–		–		–
Total Distributions	(0.01)	(0.01)	–	**	–	**	–	**	–	**	(0.01)	(0.01)	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return	0.91%	1.03%	0.24%		0.03%		0.02%		0.02%		0.83%	0.98%	0.24%		0.03%		0.02%		0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,005,742	$1,026,462	$957,793		$1,215,072		$225,196		$214,348		$515,936	$312,717	$109,581		$138,150		$144,448		$173,571
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.24%		0.15%		0.02%		0.04%		0.40%	0.29%	0.24%		0.13%		0.02%		0.03	%(1)
Ratio of Net Investment Income to Average Net Assets	1.80%	1.03%	0.24%		0.02%		0.01%		0.01%		1.66%	1.04%	0.23%		0.02%		0.01%		0.02	%(1)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.23%	0.23%	0.24%		0.31%		0.37%		0.36%		0.40%	0.29%	0.24%		0.32%		0.37%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.80%	1.03%	0.24%		(0.14)%		(0.34)%		(0.31)%		1.66%	1.04%	0.23%		(0.17)%		(0.34)%		(0.31)%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

10

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 8 ,

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Treasury Plus Money Market Fund
	Institutional Shares							Advisor Shares									Service Shares
	2018*	2018(1)	2017	2016	2015		2014	2018*		2018(1)	2017	2016		2015		2014	2018*	2018(1)	2017	2016		2015		2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Net Investment Income†	0.01	0.01	– **	– **	–	**	– **	0.01		0.01	–	–	**	–	**	– **	–	–	–	–	**	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	– **	– **	–	–	–	**	–	–		(0.01)	–	–	**	–	**	–	–	–	–	–	**	–	**	–
Total from Investment Operations	0.01	0.01	– **	– **	–	**	– **	0.01		– **	–	–	**	–	**	– **	–	–	–	–	**	–	**	– **
Dividends from Net Investment Income	(0.01)	(0.01)	– **	– **	–	**	– **	(0.01)		– **	–	–	**	–	**	– **	–	–	–	–	**	–	**	– **
Distributions from Net Realized Gains	–	–	–	–	–		–	–		–	–	–		–		–	–	–	–	–		–		–
Total Distributions	(0.01)	(0.01)	– **	– **	–	**	– **	(0.01)		– **	–	–	**	–	**	– **	–	–	–	–	**	–	**	– **
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return	0.89%	0.97%	0.23%	0.02%	0.01%		0.01%	0.84%		0.28%	0.00%	0.02%		0.01%		0.01%	0.00%	0.00%	0.00%	0.02%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$469,956	$477,886	$543,266	$453,917	$112,304		$174,871	$142		$30	$– (2)	$–	(2)	$34,829		$10,980	$– (3)	$– (3)	$–	$–	(3)	$3,401		$1,601
Ratio of Expenses to Average Net Assets	0.28%	0.28%	0.25%	0.17%	0.05%		0.05%	0.38%		0.36%	0.00%	0.16%		0.05%		0.05%	0.00%	0.00%	0.00%	0.10%		0.05%		0.05%
Ratio of Net Investment Income to Average Net Assets	1.77%	0.96%	0.24%	0.02%	0.01%		0.01%	1.75%		1.33%	0.00%	0.02%		0.01%		0.01%	0.00%	0.00%	0.00%	0.02%		0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.28%	0.28%	0.25%	0.24%	0.28%		0.26%	21.94	%(4)	0.36%	0.00%	0.25%		0.29%		0.27%	(5)	0.00%	0.00%	0.26%		0.29%		0.27%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.77%	0.96%	0.24%	(0.05)%	(0.22)%		(0.20)%	(19.81	)%(4)	1.33%	0.00%	(0.07)%		(0.23)%		(0.21)%	(5)	0.00%	0.00%	(0.14)%		(0.23)%		(0.21)%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	Figures through February 28, 2018 represent those of PNC Advantage Institutional Money Market Fund, which was reorganized into the Fund effective March 1, 2018.

(2)	At May 31, 2017 and May 31, 2016, net assets of the Advisor Shares represented seed capital.

(3)	At November 30, 2018, May 31, 2018 and May 31, 2016, net assets of the Service Shares represented seed capital of $10.

(4)

The class has been allocated a very small percentage of the Fund’s overall expenses, but, due to the small size of the assets, its class-specific expenses represent a large percentage of overall expenses and result in gross expense and Net Investment Income ratios that are excessively high and do not provide meaningful information.

(5)

The class has been allocated a very small percentage of the Fund’s overall expenses, but, due to the small size of the assets, its class-specific expenses represent a large percentage of overall expenses and result in gross expense and Net Investment Income ratios that are excessively high and do not provide meaningful information. For this reason, the gross expense and Net Investment Income ratios have not been presented.

See Notes to Financial Statements.

11

P N C  G o v e r n m e n t  M o n e  y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u  d i t e d )

	Par (000)	Fair Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.3%
Federal Farm Credit Bank — 19.7%
Federal Farm Credit Bank
2.434% (USBMMY3M+0.050%), 12/05/18 (FRN)	$55,000	$55,000
2.122% (US0003M-0.195%), 12/07/18 (FRN)	20,000	20,000
2.130% (FCPR DLY-3.120%), 01/02/19 (FRN)	50,000	50,000
2.230% (FCPR DLY-3.020%), 01/14/19 (FRN)	35,000	35,005
2.476% (US0001M+0.170%), 01/22/19 (FRN)	72,787	72,818
2.484% (USBMMY3M+0.100%), 01/25/19 (FRN)	20,000	20,001
2.140% (FCPR DLY-3.110%), 02/01/19 (FRN)	60,000	60,000
2.180% (FCPR DLY-3.070%), 02/20/19 (FRN)	50,000	49,999
2.140% (FCPR DLY-3.110%), 02/28/19 (FRN)	35,000	35,000
2.182% (US0001M-0.135%), 03/08/19 (FRN)	20,000	20,000
2.208% (US0001M-0.110%), 03/12/19 (FRN)	35,000	35,000
2.174% (US0003M-0.160%), 03/12/19 (FRN)	25,000	25,000
2.254% (US0001M-0.060%), 04/03/19 (FRN)	50,000	50,011
2.210% (FEDL01+0.010%), 04/24/19 (FRN)	15,200	15,202
2.190% (FCPR DLY-3.060%), 04/25/19 (FRN)	45,000	44,998
2.163% (US0001M-0.140%), 05/17/19 (FRN)	38,000	37,998
2.179% (US0001M-0.135%), 06/13/19 (FRN)	45,000	44,976
2.175% (FEDL01-0.025%), 06/18/19 (FRN)	57,000	57,000
2.290% (US0001M-0.025%), 06/24/19 (FRN)	40,000	40,000
2.230% (US0001M-0.085%), 07/09/19 (FRN)	50,000	50,000
2.228% (US0001M-0.090%), 07/12/19 (FRN)	30,000	29,998
2.217% (US0001M-0.100%), 10/08/19 (FRN)	50,000	49,990
2.320% (FCPR DLY-2.930%), 10/29/19 (FRN)	25,000	25,001
2.239% (US0001M-0.075%), 11/05/19 (FRN)	40,000	39,998
2.220% (US0001M-0.095%), 11/25/19 (FRN)	50,000	50,002
2.207% (US0001M-0.100%), 12/02/19 (FRN)	75,000	74,975
2.340% (FCPR DLY-2.910%), 12/11/19 (FRN)	50,000	49,995
2.260% (FCPR DLY-2.990%), 12/27/19 (FRN)	35,000	34,996
2.210% (US0001M-0.090%), 01/21/20 (FRN)	60,000	60,000
2.280% (FCPR DLY-2.970%), 01/24/20 (FRN)	50,000	50,000
2.330% (FCPR DLY-2.920%), 02/10/20 (FRN)	50,000	49,994
2.290% (FCPR DLY-2.960%), 03/13/20 (FRN)	25,000	24,997
2.272% (US0001M-0.035%), 04/15/20 (FRN)	65,000	65,000
2.276% (US0001M-0.030%), 04/22/20 (FRN)	40,000	39,999
2.287% (US0001M-0.050%), 05/28/20 (FRN)	25,000	25,000
2.280% (US0001M-0.030%), 07/16/20 (FRN)	50,000	49,996
Federal Farm Credit Bank (DN) 2.077%, 12/17/18	30,000	29,973
2.188%, 12/18/18	25,000	24,974
2.187%, 12/20/18	35,000	34,960
2.225%, 12/26/18	25,000	24,961
2.042%, 01/03/19	20,000	19,963
2.277%, 01/08/19	30,000	29,928

	Par (000)	Fair Value (000)
2.280%, 01/10/19	$45,000	$44,886
2.167%, 01/11/19	10,000	9,976
2.292%, 01/15/19	22,000	21,937
2.302%, 01/18/19	50,000	49,847
2.279%, 01/25/19	70,000	69,758
2.312%, 01/29/19	20,000	19,925
2.323%, 01/30/19	25,000	24,904
2.319%, 01/31/19	20,000	19,922
2.333%, 02/01/19	48,000	47,808
2.332%, 02/15/19	50,000	49,755
2.165%, 03/19/19	25,000	24,841
2.436%, 04/12/19	20,000	19,823
2.466%, 04/26/19	20,000	19,802
2.466%, 04/30/19	30,000	29,695
2.657%, 08/23/19	25,000	24,522
2.687%, 08/26/19	25,000	24,511
2.712%, 09/16/19	42,000	41,106
2.705%, 10/01/19	30,000	29,331

		2,275,057

Federal Home Loan Bank — 18.8%
Federal Home Loan Bank
2.213% (US0001M-0.105%), 12/11/18 (FRN)	75,000	75,000
2.218% (US0001M-0.100%), 12/13/18 (FRN)	50,000	50,000
2.188% (US0001M-0.115%), 12/18/18 (FRN)	55,000	55,000
2.200% (US0001M-0.100%), 12/21/18 (FRN)	50,000	50,001
2.187% (US0001M-0.135%), 12/27/18 (FRN)	45,000	45,000
2.204% (US0001M-0.110%), 01/04/19 (FRN)	35,000	35,000
2.224% (US0001M-0.090%), 01/14/19 (FRN)	25,000	25,001
2.196% (US0001M-0.110%), 01/22/19 (FRN)	50,000	50,000
2.225% (US0001M-0.090%), 01/25/19 (FRN)	30,000	30,000
2.234% (US0001M-0.080%), 02/04/19 (FRN)	40,000	40,000
2.231% (US0003M-0.360%), 02/08/19 (FRN)	50,000	50,000
2.196% (US0001M-0.110%), 02/22/19 (FRN)	75,000	75,000
2.202% (US0001M-0.135%), 02/28/19 (FRN)	75,000	75,000
2.227% (US0001M-0.080%), 03/15/19 (FRN)	55,000	55,000
2.195% (US0001M-0.120%), 03/25/19 (FRN)	40,000	39,995
2.199% (US0001M-0.115%), 04/05/19 (FRN)	50,000	50,000
2.070% (US0003M-0.340%), 04/09/19 (FRN)	40,000	40,000
2.217% (US0001M-0.090%), 04/15/19 (FRN)	70,000	70,000
2.280% (SOFRRATE+0.040%), 05/15/19 (FRN)	35,000	35,000
2.235% (US0001M-0.080%), 07/09/19 (FRN)	35,000	35,000
2.185% (US0001M-0.125%), 07/16/19 (FRN)	45,000	45,000
2.216% (US0001M-0.090%), 07/22/19 (FRN)	55,000	55,000
2.210% (US0001M-0.105%), 07/26/19 (FRN)	35,000	35,000
2.228% (US0001M-0.090%), 09/10/19 (FRN)	40,000	40,000
2.101% (US0003M-0.280%), 09/27/19 (FRN)	35,000	35,000
2.211% (US0001M-0.095%), 10/23/19 (FRN)	50,000	50,000
2.289% (US0001M-0.060%), 12/03/19 (FRN)	35,000	35,000
2.246% (US0001M-0.070%), 02/07/20 (FRN)	50,000	50,000
2.241% (US0001M-0.060%), 02/20/20 (FRN)	50,000	50,000
2.276% (US0001M-0.025%), 04/20/20 (FRN)	50,000	50,000
Federal Home Loan Bank (DN) 2.200%, 12/17/18	30,000	29,971
2.200%, 12/18/18	40,000	39,959
2.254%, 12/26/18	25,000	24,961
2.233%, 01/02/19	40,000	39,921
2.232%, 01/03/19	30,000	29,939
2.233%, 01/04/19	40,000	39,916
2.286%, 01/11/19	60,000	59,845

See Notes to Financial Statements.

12

	Par (000)	Fair Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
2.332%, 01/16/19	$49,350	$49,203
2.278%, 01/18/19	55,000	54,834
2.323%, 01/29/19	30,000	29,886
2.363%, 02/06/19	25,000	24,891
2.320%, 02/11/19	50,000	49,770
2.374%, 02/13/19	65,000	64,685
2.324%, 02/14/19	30,000	29,856
2.351%, 02/19/19	90,000	89,533
2.369%, 02/25/19	50,000	49,719
2.527%, 05/31/19	40,000	39,498

		2,171,384

Federal Home Loan Mortgage Corporation — 4.4%
Federal Home Loan Mortgage Corporation 2.068% (US0003M-0.340%), 01/09/19 (FRN)	70,000	70,000
2.168% (US0001M-0.150%), 02/12/19 (FRN)	40,000	40,000
2.203% (US0001M-0.100%), 03/18/19 (FRN)	50,000	50,000
2.227% (US0001M-0.110%), 05/28/19 (FRN)	40,000	40,000
2.243% (US0003M-0.165%), 07/05/19 (FRN)	30,000	30,027
0.875%, 07/19/19	28,421	28,144
2.217% (US0001M-0.100%), 08/08/19 (FRN)	50,000	50,000
Federal Home Loan Mortgage Corporation (DN) 2.053%, 12/03/18	14,000	13,998
2.132%, 12/19/18	50,000	49,947
2.127%, 12/21/18	30,000	29,965
2.275%, 01/18/19	70,000	69,789
2.373%, 02/20/19	40,000	39,787

		511,657

Federal National Mortgage Association — 2.4%
Federal National Mortgage Association 2.340% (SOFRRATE+0.100%), 04/30/20 (FRN)	35,000	35,000
Federal National Mortgage Association (DN) 2.134%, 12/03/18	50,000	49,994
2.178%, 12/17/18	30,000	29,971
2.217%, 12/24/18	25,000	24,965
2.234%, 01/02/19	25,000	24,950
2.253%, 01/09/19	44,565	44,457
2.351%, 02/06/19	21,450	21,357
2.363%, 02/13/19	45,000	44,783

		275,477

Total U.S. Government Agency Obligations (Cost $5,233,575)		5,233,575

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bills† — 19.7%
2.179%, 12/06/18	105,000	104,970
2.133%, 12/13/18	140,000	139,904
2.134%, 12/20/18	120,000	119,867
2.250%, 12/26/18	125,000	124,805
2.181%, 12/27/18	60,000	59,910
2.245%, 01/02/19	55,000	54,891
2.212%, 01/03/19	25,000	24,950
2.165%, 01/10/19	100,000	99,763
2.278%, 01/17/19	60,000	59,823
2.290%, 01/22/19	85,000	84,720
2.297%, 01/24/19	90,000	89,692
2.271%, 01/31/19	90,000	89,671
2.290%, 02/07/19	140,000	139,399

	Par (000)	Fair Value (000)
2.343%, 02/14/19	$90,000	$89,573
2.334%, 02/21/19	100,000	99,472
2.293%, 02/28/19	145,000	144,185
2.317%, 03/07/19	100,000	99,398
2.333%, 03/14/19	105,000	104,307
2.342%, 03/21/19	100,000	99,292
2.356%, 03/28/19	100,000	99,242
2.394%, 04/04/19	50,000	49,596
2.415%, 04/11/19	100,000	99,132
2.436%, 04/18/19	100,000	99,081
2.457%, 05/02/19	100,000	98,976

		2,274,619

U.S. Treasury Notes — 1.7%
2.454% (USBMMY3M+0.070%), 04/30/19 (FRN)	40,000	40,025
2.384% (USBMMY3M+0.000%), 01/31/20 (FRN)	50,000	50,001
2.417% (USBMMY3M+0.033%), 04/30/20 (FRN)	110,000	110,045

		200,071

Total U.S. Treasury Obligations (Cost $2,474,690)		2,474,690

	Number of Shares
MONEY MARKET FUNDS — 2.5%
Invesco Government & Agency Portfolio, Institutional Class 2.111% (A)	26,000,000	26,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	263,768,204	263,768

Total Money Market Funds (Cost $289,768)		289,768

REPURCHASE AGREEMENTS†† — 30.4%

Deutsche Bank Securities Inc.

2.280% (dated 11/30/18, due 12/03/18, repurchase price $125,023,750, collateralized by U.S. Treasury Note, 2.750%, due 09/30/20, total value $127,500,011)	$125,000	125,000

Goldman Sachs & Co.

2.270% (dated 11/30/18, due 12/03/18, repurchase price $625,118,229, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 9.000%, due 07/01/20 to 11/01/48, total value $637,500,000) (B)	625,000	625,000

See Notes to Financial Statements.

13

P N C  G o v e r n m e n t  M o n e  y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u  d i t e d )

	Par (000)	Fair Value (000)

2.220% (dated 11/29/18, due 12/06/18, repurchase price $150,064,750, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 7.500%, due 12/01/24 to 11/01/48, total value $153,000,000) (B)	$150,000	$150,000

2.270% (dated 11/30/18, due 12/07/18, repurchase price $250,110,347, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 8.000%, due 08/01/20 to 11/01/48, total value $255,000,000) (B)	250,000	250,000

HSBC Securities USA

2.280% (dated 11/30/18, due 12/03/18, repurchase price $500,095,000, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 4.500%, due 02/01/43 to 11/01/48, total value $510,000,007) (C)	500,000	500,000

2.180% (dated 11/28/18, due 12/04/18, repurchase price $300,109,000, collateralized by U.S. Treasury Notes, 2.375% to 2.625%, due 07/31/20 to 08/15/24, total value $306,000,063) (C)	300,000	300,000

2.180% (dated 11/27/18, due 12/04/18, repurchase price $125,052,986, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.500% to 5.000%, due 01/01/23 to 12/01/48, total value $127,500,000) (C)	125,000	125,000

Merrill Lynch Pierce Fenner & Smith

2.280% (dated 11/30/18, due 12/03/18, repurchase price $200,038,000, collateralized by Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 10/01/33 to 11/01/48, total value $204,000,000)	200,000	200,000

NatWest Markets Securities Inc.

2.270% (dated 11/30/18, due 12/03/18, repurchase price $500,094,583, collateralized by U.S. Treasury Bond, U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Notes, 0.125% to 4.750%, due 04/15/20 to 02/15/37, total value $510,096,487)	500,000	500,000

	Par (000)	Fair Value (000)

RBC Capital Markets LLC

2.280% (dated 11/30/18, due 12/03/18, repurchase price $200,038,000, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.000% to 5.500%, due 06/01/23 to 12/01/48, total value $204,038,760) (D)	$200,000	$200,000

2.260% (dated 11/30/18, due 12/03/18, repurchase price $125,023,542, collateralized by U.S. Treasury Inflation Indexed Bond and U.S. Treasury Notes, 1.375% to 3.875%, due 08/15/19 to 04/15/29, total value $127,524,062) (D)	125,000	125,000

2.230% (dated 11/30/18, due 12/07/18, repurchase price $100,043,361, collateralized by U.S. Treasury Notes, 1.500% to 1.875%, due 12/31/19 to 08/15/26, total value $102,044,314) (D)	100,000	100,000

Toronto Dominion Securities LLC

2.280% (dated 11/30/18, due 12/03/18, repurchase price $205,038,950, collateralized by Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.500% to 4.500%, due 12/20/40 to 09/01/48, total value $209,100,000) (E)	205,000	205,000

2.200% (dated 11/27/18, due 12/04/18, repurchase price $100,042,778, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.000%, due 05/01/47 to 12/01/47, total value $102,000,000) (E)	100,000	100,000

Total Repurchase Agreements (Cost $3,505,000)		3,505,000

TOTAL INVESTMENTS — 99.6% (Cost $11,503,033)*		11,503,033

Other Assets in Excess of Liabilities — 0.4%		48,578

TOTAL NET ASSETS — 100.0%		$11,551,611

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2018, the total value of repurchase agreements is $3,505,000 (000) and the value of collateral received, excluding excess, is $3,505,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
(B)	As of November 30, 2018, the total value of Goldman Sachs & Co. Repurchase Agreements is $1,025,000 (000) (collateral value of $1,045,500 (000)).
(C)	As of November 30, 2018, the total value of HSBC Securities USA Repurchase Agreements is $925,000 (000) (collateral value of $943,500 (000)).
(D)	As of November 30, 2018, the total value of RBC Capital Markets LLC Repurchase Agreements is $425,000 (000) (collateral value of $ 433,607 (000)).
(E)	As of November 30, 2018, the total value of Toronto Dominion Securities LLC Repurchase Agreements is $305,000 (000) (collateral value of $311,100 (000)).

See Notes to Financial Statements.

14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Funds	$289,768	$–	$–	$289,768

Repurchase Agreements	–	3,505,000	–	3,505,000

U.S. Government Agency Obligations	–	5,233,575	–	5,233,575

U.S. Treasury Obligations	–	2,474,690	–	2,474,690

Total Assets - Investments in Securities	$289,768	$11,213,265	$–	$11,503,033

See Notes to Financial Statements.

15

P N C  T r e a s u r y  M  o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E  N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u  d i t e d )

	Par (000)	Fair Value (000)

U.S. TREASURY OBLIGATIONS — 97.7%
U.S. Treasury Bills† — 78.4%
2.179%, 12/06/18	$80,000	$79,976
2.175%, 12/11/18	95,000	94,943
2.133%, 12/13/18	30,000	29,979
2.184%, 12/18/18	120,000	119,877
2.134%, 12/20/18	40,000	39,955
2.250%, 12/26/18	108,000	107,832
2.181%, 12/27/18	50,000	49,922
2.245%, 01/02/19	20,000	19,960
2.212%, 01/03/19	75,000	74,849
2.280%, 01/08/19	35,000	34,917
2.165%, 01/10/19	35,000	34,916
2.293%, 01/15/19	40,000	39,886
2.278%, 01/17/19	85,000	84,752
2.290%, 01/22/19	30,000	29,901
2.297%, 01/24/19	65,000	64,780
2.271%, 01/31/19	75,000	74,713
2.290%, 02/07/19	45,000	44,810
2.343%, 02/14/19	7,000	6,968
2.334%, 02/21/19	27,000	26,859
2.293%, 02/28/19	20,000	19,888
2.317%, 03/07/19	35,000	34,787
2.333%, 03/14/19	5,000	4,967
2.394%, 04/04/19	20,000	19,839
2.436%, 04/18/19	15,000	14,862
2.435%, 04/25/19	15,000	14,855
2.457%, 05/02/19	15,000	14,846
2.489%, 05/23/19	10,000	9,882

		1,193,721

U.S. Treasury Notes — 19.3%
2.524% (USBMMY3M+0.140%), 01/31/19 (FRN)	33,000	33,008
2.454% (USBMMY3M+0.070%), 04/30/19 (FRN)	55,000	55,016
2.432% (USBMMY3M+0.048%), 10/31/19 (FRN)	70,000	70,036
2.384% (USBMMY3M+0.000%), 01/31/20 (FRN)	75,000	74,998
2.417% (USBMMY3M+0.033%), 04/30/20 (FRN)	60,000	60,015

		293,073

Total U.S. Treasury Obligations (Cost $1,486,794)		1,486,794

	Number of Shares	Fair Value (000)

MONEY MARKET FUND — 2.7%
Dreyfus Treasury Securities Cash Management Institutional Shares, 2.085% (A)	41,458,542	$41,459

Total Money Market Fund (Cost $41,459)		41,459

TOTAL INVESTMENTS — 100.4% (Cost $1,528,253)*		1,528,253

Liabilities in Excess of Other Assets — (0.4)%		(6,575)

TOTAL NET ASSETS — 100.0%		$1,521,678

*   Also cost for Federal income tax purposes.

†   The rate shown is the effective yield at purchase date.

(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

16

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Fund	$41,459	$–	$–	$41,459

U.S. Treasury Obligations	–	1,486,794	–	1,486,794

Total Assets - Investments in Securities	$41,459	$1,486,794	$–	$1,528,253

See Notes to Financial Statements.

17

P N C  T r e a s u r y  P l u s   M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u  d i t e d )

	Par (000)	Fair Value (000)

U.S. TREASURY OBLIGATIONS — 60.1%
U.S. Treasury Bills† — 30.7%
2.179%, 12/06/18	$10,000	$9,997
2.133%, 12/13/18	6,000	5,996
2.184%, 12/18/18	4,000	3,996
2.134%, 12/20/18	10,000	9,989
2.181%, 12/27/18	6,000	5,991
2.212%, 01/03/19	10,000	9,980
2.280%, 01/08/19	2,000	1,995
2.165%, 01/10/19	8,500	8,480
2.278%, 01/17/19	2,000	1,994
2.297%, 01/24/19	9,000	8,970
2.271%, 01/31/19	10,000	9,963
2.343%, 02/14/19	3,000	2,985
2.293%, 02/28/19	4,000	3,978
2.317%, 03/07/19	4,000	3,976
2.333%, 03/14/19	10,000	9,935
2.342%, 03/21/19	7,000	6,951
2.356%, 03/28/19	6,000	5,955
2.394%, 04/04/19	3,000	2,976
2.415%, 04/11/19	7,500	7,435
2.436%, 04/18/19	6,000	5,945
2.435%, 04/25/19	4,000	3,961
2.477%, 05/16/19	2,000	1,977
2.489%, 05/23/19	11,000	10,870

		144,295

U.S. Treasury Notes — 29.4%
2.524% (USBMMY3M+0.140%), 01/31/19 (FRN)	24,000	24,006
1.375%, 02/28/19	5,000	4,990
2.454% (USBMMY3M+0.070%), 04/30/19 (FRN)	39,000	39,011
2.432% (USBMMY3M+0.048%), 10/31/19 (FRN)	27,000	27,016
2.384% (USBMMY3M+0.000%), 01/31/20 (FRN)	25,000	24,999
2.417% (USBMMY3M+0.033%), 04/30/20 (FRN)	18,000	18,006

		138,028

Total U.S. Treasury Obligations (Cost $282,323)		282,323

	Number of Shares
MONEY MARKET FUND — 1.1%
Invesco Treasury Portfolio, Institutional Class 2.126% (A)	5,432,833	5,433

Total Money Market Fund (Cost $5,433)		5,433

	Par (000)	Fair Value (000)

REPURCHASE AGREEMENTS†† — 38.9%

Goldman Sachs & Co.

2.260% (dated 11/30/18, due 12/03/18, repurchase price $13,002,448, collateralized by U.S. Treasury Bills, 0.000% to 0.000%, due 12/06/18 to 11/07/19, total value $13,260,100)	$13,000	$13,000

HSBC Securities USA

2.270% (dated 11/30/18, due 12/03/18, repurchase price $50,009,458, collateralized by U.S. Treasury Bills, U.S. Treasury Bond and U.S. Treasury Notes, 0.000% to 3.375%, due 01/03/19 to 05/15/44, total value $51,000,006)	50,000	50,000

RBC Capital Markets LLC

2.260% (dated 11/30/18, due 12/03/18, repurchase price $50,009,417, collateralized by U.S. Treasury Notes, 1.500% to 2.875%, due 02/15/26 to 05/15/28, total value $51,009,670)	50,000	50,000

Toronto Dominion Securities LLC

2.260% (dated 11/30/18, due 12/03/18, repurchase price $70,013,183, collateralized by U.S. Treasury Notes, 1.250% to 2.875%, due 08/31/19 to 05/15/27, total value $71,400,048)	70,000	70,000

Total Repurchase Agreements (Cost $183,000)		183,000

TOTAL INVESTMENTS — 100.1% (Cost $470,756)*		470,756

Liabilities in Excess of Other Assets — (0.1)%		(658)

TOTAL NET ASSETS — 100.0%		$470,098

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2018, the total value of repurchase agreements is $183,000 (000) and the value of collateral received, excluding excess, is $183,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Fund	$5,433	$–	$–	$5,433

Repurchase Agreements	–	183,000	–	183,000

U.S. Treasury Obligations	–	282,323	–	282,323

Total Assets - Investments in Securities	$5,433	$465,323	$–	$470,756

See Notes to Financial Statements.

19

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S   A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a  u d i t e d )

	Government	Treasury	Treasury Plus
	Money Market	Money Market	Money Market
	Fund	Fund	Fund

ASSETS

Investments in non-affiliates at fair value	$ 7,998,033	$1,528,253	$287,756

Investments in repurchase agreements at fair value	3,505,000	–	183,000

Cash	100,000	–	–

Receivable for shares of beneficial interest issued	1,092	4,197	–

Dividends and interest receivable	5,632	666	312

Interest from Custodian	1,563	–	–

Prepaid expenses	42	30	25

Other assets	345	183	99

Total Assets	11,611,707	1,533,329	471,192

LIABILITIES

Payable for shares of beneficial interest redeemed	4,177	8,598	–

Payable for investment securities purchased	35,000	–	–

Dividends payable:

Class I	15,661	1,623	–

Class A	2,153	686	–

Institutional Shares	–	–	800

Investment advisory fees payable	1,396	184	61

Shareholder servicing fees payable:

Class A	314	129	–

Administration fees payable	830	158	78

Custodian fees payable	96	13	12

Transfer agent fees payable	19	12	11

Trustees’ deferred compensation payable	345	183	99

Trustees’ fees payable	28	25	26

Other liabilities	77	40	7

Total Liabilities	60,096	11,651	1,094

TOTAL NET ASSETS	$11,551,611	$1,521,678	$470,098

Investments in non-affiliates at cost	$ 7,998,033	$1,528,253	$287,756

Investments in repurchase agreements at cost	3,505,000	–	183,000

See Notes to Financial Statements.

20

	Government	Treasury	Treasury Plus
	Money Market	Money Market	Money Market
	Fund	Fund	Fund

TOTAL NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$11,551,691	$1,521,757	$470,099

Total Distributable Earnings (Loss)	(80)	(79)	(1)

Total Net Assets	$11,551,611	$1,521,678	$470,098

NET ASSET VALUE (In unrounded dollars and shares):

Total Net Assets applicable to Class I	$9,999,936,508	$1,005,741,804	N/A

Class I shares outstanding	10,000,130,592	1,005,810,751	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Total Net Assets applicable to Class A	$1,551,670,118	$515,936,382	N/A

Class A shares outstanding	1,551,665,577	515,963,360	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Total Net Assets applicable to Institutional Shares	N/A	N/A	$469,956,087

Institutional Shares outstanding	N/A	N/A	469,962,060

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Total Net Assets applicable to Advisor Class	$4,432	N/A	N/A

Advisor Class shares outstanding	4,434	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A	N/A

Total Net Assets applicable to Advisor Shares	N/A	N/A	$141,828

Advisor Shares outstanding	N/A	N/A	141,828

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Total Net Assets applicable to Service Shares(1)	N/A	N/A	$10

Service Shares outstanding	N/A	N/A	10

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

(1)     At November 30, 2018, net assets of the Service Shares of Treasury Plus Money Market Fund represented seed capital.

See Notes to Financial Statements.

21

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T  I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o  d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

	Government	Treasury	Treasury Plus
	Money Market	Money Market	Money Market
	Fund	Fund	Fund
Investment Income:
Dividends	$369	$57	$27
Interest	108,695	14,888	5,119
Income from affiliate(1)	–	2	–
Total Investment Income	109,064	14,947	5,146
Expenses:
Investment advisory fees	8,092	1,101	377
Administration fees	1,654	328	132
Shareholder services fees:
Class A	1,015	365	–
Adviser Class	–	–	–
Adviser Shares	–	–	–
Service Shares	–	–	–
Transfer agent fees	27	17	16
Custodian fees	113	16	11
Professional fees	87	77	72
Pricing service fees	10	2	2
Printing and shareholder reports	11	8	4
Registration and filing fees	38	30	31
Trustees’ fees	60	53	43
Miscellaneous	61	44	28
Total Expenses	11,168	2,041	716
Less:
Earnings credits from custodian(2)	(891)	–	–
Reimbursement of expenses(2)	(8)	–	(18)
Net Expenses	10,269	2,041	698
Net Investment Income	98,795	12,906	4,448
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(11)	(17)	– *
Net Increase in Total Net Assets Resulting from Operations	$98,784	$12,889	$4,448

*     Amount represents less than $500.

(1)    See Note 3 in Notes to Financial Statements.

(2)    See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

22

P N C  M o n e y  M a r k e t  F u n d  s

S T A T E M E N T S  O F  C H A N  G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Government Money Market Fund		Treasury Money Market Fund		Treasury Plus Money Market Fund

	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018(1)
Investment Activities:
Net investment income	$98,795	$106,619	$12,906	$12,684	$4,448	$5,121
Net realized gain (loss) on investments sold	(11)	(10)	(17)	(8)	–	–

Net increase in total net assets resulting from operations	98,784	106,609	12,889	12,676	4,448	5,121

Distributions to Shareholders:(2)
Class I	(88,522)	(100,312)	(9,310)	(10,491)	–	–
Class A	(10,274)	(6,221)	(3,596)	(2,185)	–	–
Advisor Class	– *	–	–	–	–	–
Institutional Shares	–	–	–	–	(4,448)	(5,114)

Total distributions to shareholders	(98,796)	(106,533)	(12,906)	(12,676)	(4,448)	(5,114)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	5,698,504	10,284,981	793,162	1,525,176	–	–
Class A	1,847,878	2,368,075	1,423,527	1,005,296	–	–
Institutional Shares	–	–	–	–	566,737	1,186,883
Advisor Shares	–	–	–	–	112	30
Reinvestment of dividends:
Class I	3,546	1,856	81	34	–	–
Class A	503	493	369	283	–	–
Institutional Shares	–	–	–	–	1	10
Advisor Shares	–	–	–	–	1	–

Total proceeds from shares issued and reinvested	7,550,431	12,655,405	2,217,139	2,530,789	566,851	1,186,923

Value of shares redeemed:
Class I	(5,233,069)	(9,292,436)	(813,951)	(1,456,541)	–	–
Class A	(1,134,942)	(1,982,889)	(1,220,672)	(802,443)	–	–
Advisor Class	–	(4)	–	–	–	–
Institutional Shares	–	–	–	–	(574,668)	(1,252,280)
Advisor Shares	–	–	–	–	(1)	–

Total value of shares redeemed	(6,368,011)	(11,275,329)	(2,034,623)	(2,258,984)	(574,669)	(1,252,280)

Increase (decrease) in net assets from share transactions	1,182,420	1,380,076	182,516	271,805	(7,818)	(65,357)

Total increase (decrease) in net assets	1,182,408	1,380,152	182,499	271,805	(7,818)	(65,350)

Total Net Assets:
Beginning of period	10,369,203	8,989,051	1,339,179	1,067,374	477,916	543,266

End of Period	$11,551,611	10,369,203 (2)	$1,521,678	1,339,179 (2)	$470,098	477,916 (2)

*	Amount represents less than $500.
(1)	For the period through February 28, 2018, figures represent those of PNC Advantage Institutional Money Market Fund. See Note 1 in Notes to Financial Statements.
(2)	During the six months ended November 30, 2018, the Funds adopted the SEC’s Disclosure Update and Simplification Amendments. Please see Note 9 in Notes to Financial Statements.

For the fiscal year ended May 31, 2018, the Funds had the following distributions:
Dividends from net investment income:(2)
Class I	$(100,312)	$(10,491)	$–
Class A	(6,221)	(2,185)	–
Institutional Shares	–	–	(5,114)

Total dividends and distributions	(106,533)	(12,676)	(5,114)

Total Net Assets includes accumulated undistributed net investment income of:	$(58)	$(53)	$(1)

See Notes to Financial Statements.

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P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S  T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u  d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2018, the Trust offered for sale shares of 19 funds (each referred to as a “Fund,” or collectively as the “Funds”). PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Treasury Plus Money Market Fund are each a series of the Trust. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each Class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the Classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, shares of each Class are sold without a sales charge.

As of November 30, 2018, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Intermediate Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On November 30, 2017, the Board of Trustees of the Trust (the “Board”) approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Treasury Money Market Fund (the “Target Fund”) would be reorganized into PNC Treasury Plus Money Market Fund (the “Acquiring Fund”), a newly created series of PNC Funds. On March 1, 2018, the Target Fund was reorganized into the Acquiring Fund, which has identical principal investment strategies and is managed by the same investment adviser, PNC Capital Advisors, LLC (the “Adviser”) and portfolio management team. On March 1, 2018, each shareholder received shares of the corresponding class of shares of the Acquiring Fund that equal in number and value the shares of the Target Fund that were held by the shareholder immediately prior to March 1, 2018. In addition, the respective share classes of the Acquiring Fund assumed the performance, financial and other historical information of the Target Fund. Furthermore, the Acquiring Fund held immediately after the reorganization the same portfolio of securities previously held by the Target Fund. Effective March 1, 2018, the Target Fund was no longer offered to the public. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on February 28, 2018.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

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The following is a summary of significant accounting policies followed by the Funds.

Securities Valuation

Process and Structure

The Board has adopted methods for valuing securities and other assets, including in circumstances in which market quotations are not readily available, and has delegated authority to the Adviser to apply those methods in making fair value determinations when market quotations are not readily available, subject to Board oversight. The Adviser has appointed its Pricing Committee to perform the valuation functions in accordance with the Trust’s Portfolio Security Pricing and Fair Valuation Policy and Pricing Committee Procedures (the “Procedures”). The Pricing Committee regularly reviews all fair value decisions, including descriptions of methodologies used to determine fair value and a report comparing subsequent actual prices with the prices determined using the Procedures. The Pricing Committee also regularly reviews pricing vendor information and market data and evaluates results of certain reviews in accordance with Rule 2a-7 under the 1940 Act (“Rule 2a-7”) on a quarterly basis. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews.

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on November 30, 2018 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day.

Hierarchy of Fair Value Inputs

The Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Each Fund recognizes transfers into and out of Levels, if any, at the end of the reporting period. The valuation hierarchy of each Fund’s securities as of November 30, 2018 can be found at the end of each Fund’s Schedule of Investments.

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N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u  d i t e d )

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Expenses that are common to all of the Funds in the Trust are allocated among the Funds based on a number of factors, including each Fund’s respective average net assets or other appropriate allocation methodologies, such as a fixed or equal allocation across Funds. Class-specific expenses of a Fund shall be allocated to the specific class of shares of that Fund. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated using the settled shares method which allocates to each Class based on relative daily net assets, excluding the value of subscriptions receivable. The settled shares allocation methodology is consistent with the Funds’ daily distribution rate calculation methodology. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At November 30, 2018, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2018.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total fair market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are

26

not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2018 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with the Adviser, an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

	Contractual Annual Rate	Net Annual Rate	Expense Reimbursements

Government Money Market Fund	0.15%	0.15%	0.00%*

Treasury Money Market Fund	0.15%	0.15%	0.00%

Treasury Plus Money Market Fund	0.15%	0.15%	0.01%

* Amount rounds to less than 0.01%.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. As of June 1, 2018, the Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class A, Advisor Class, Advisor Shares and Service Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Class A	Advisor Class	Advisor Shares	Service Shares

Government Money Market Fund	0.44%	0.29%	N/A	N/A

Treasury Money Market Fund	0.49%	N/A	N/A	N/A

Treasury Plus Money Market Fund	N/A	N/A	0.38%	0.53%

The expense limitation agreement for the Funds listed in the table above will apply until at least September 28, 2019, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’s total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser. Recoupment payments are limited to amounts so that after recoupment the total annual fund operating expenses are no more than the lesser of the expense cap in place at the time of the waiver or recoupment. Amounts received pursuant to voluntary waivers of fees and expense reimbursement arrangements by or with the Adviser are not subject to recoupment.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor Class, Class A, Advisor Shares and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class, Class A, Advisor Shares and Service Shares of the Funds in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A and Service Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class and

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N o v e m b e r  3 0 ,  2 0 1 8   ( U n a u d i t e d )

Advisor Shares. From time to time, the Adviser and its predecessor have contractually or voluntarily waived fees or reimbursed the Funds for expenses. The Money Market Funds suspended payment of Shareholder Servicing Fees from January 1, 2010 to December 2017. On December 15, 2017, those suspensions were lifted, and Class A, Service Class, and Advisor Class Shares became subject to shareholder servicing fees of up to 0.10%. Effective June 20, 2018, Class A and Service Class Shares became subject to shareholder servicing fees of up to 0.15% and effective September 28, 2018, Class A and Service Class Shares became subject to shareholder servicing fees of up to 0.20%. This limitation on the shareholder servicing fees of Class A and Service Class Shares is voluntary and may be removed at any time without prior notice. Total shareholder services fees paid by the PNC Money Market Funds to affiliates of the Adviser for the six-month period ended November 30, 2018 were $1,254,793.

Trustees’ Fees

For his or her service as a Trustee of the Trust, each Trustee receives an annual fee of $126,000, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives an annual fee of $4,000 as a member of the Audit Committee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), a wholly owned subsidiary of Foreside Financial Group, LLC, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, The Bank of New York Mellon (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust.

BNY Mellon and the Adviser are entitled to an annual fee paid by each Fund, as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services to the Trust as Co-Administrators during the six-month period ended November 30, 2018, approximately 0.0136% was allocated to BNY Mellon and approximately 0.0226% was allocated to the Adviser in aggregate. Total fees paid by the PNC Money Market Funds to the Adviser for the six-month period ended November 30, 2018 were $1,401,827.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of other money market funds offered by the Trust, or the money market funds of BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fee paid to the Adviser by a PNC money market fund with respect to a Fund’s short-term cash reserves swept into a PNC money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund was reduced to $0 during the six-month period ended November 30, 2018.

Details of affiliated holdings, if any, at November 30, 2018 are included in the respective Fund’s Schedule of Investments. For the six-month period ended November 30, 2018, the total Income from affiliate for PNC Treasury Money Market Fund was $2,005.

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Dividends received from such investments are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

BNY Mellon serves as Custodian to the Trust. The Custodian fees for the Trust are calculated at the following annual rate: 0.002% of the first $5 billion of the combined average daily gross assets of the Trust, 0.0015% of the next $5 billion of the combined average daily gross assets of the Trust and 0.0005% of the combined average daily gross assets of the Trust in excess of $10 billion. The Custodian fees are allocated to the Trust based on each Fund’s relative average daily net assets. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Through an arrangement with BNY Mellon, PNC Government Money Market Fund receives an earnings credit on agreed-upon target uninvested cash balances. The credit is reflected as “Earnings credits from custodian” in the Fund’s Statement of Operations for the six-month period ended November 30, 2018.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan for Class A Shares. Pursuant to the Class A Shares plan, PNC Government Money Market Fund and PNC Treasury Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 28, 2019, at which time the Board will consider whether to renew, revise or discontinue it.

During the six-month period ended November 30, 2018, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund’s and PNC Treasury Money Market Fund’s Class A Shares.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. Fees are allocated to the Funds based on a number of factors, including number of accounts serviced.

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold is reflected as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2018 and for each Fund’s open tax years (years ended May 31, 2015 through May 31, 2018) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal year ended May 31, 2018 are shown in the following table:

Ordinary Income (000)
Government Money Market Fund	$98
Treasury Money Market Fund	12
Treasury Plus Money Market Fund	5

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The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the accounting treatment of such amounts. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period in which the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2018:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Losses (000)	Paid-in Capital (000)

Government Money Market Fund	$1	$(1)	$ –

Treasury Money Market Fund	–	8	(8)

At May 31, 2018, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains:

(000)

Treasury Money Market Fund	$7

Treasury Plus Money Market Fund	–*
*Amount represents less than $500.

During the fiscal year ended May 31, 2018, capital loss carryforwards that expired were as follows:

(000)

Treasury Money Market Fund	$8

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred in taxable years beginning on or before December 22, 2010 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., in taxable years beginning after December 22, 2010) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources.

Government Securities Risk. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

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Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Each Fund may invest up to 5% of its total assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

7. Borrowing Arrangements

InterFund Lending

The Trust has received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing funds or lending funds.

8. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

9. SEC-Adopted Amendments

Effective November 5, 2018, the SEC adopted “Disclosure Update and Simplification,” amendments to certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. In addition, the SEC updated requirements for information incremental to U.S. GAAP and the Financial Accounting Standards Board (FASB) for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments are part of an initiative by the Division of Corporation Finance to review disclosure requirements applicable to issuers to consider ways to improve the requirements for the benefit of investors and issuers. As a result of this adoption, distributions to shareholders on the Statements of Changes in Net Assets (“SOC”) are presented in total rather than by character of the distribution. In addition, accumulated undistributed net investment income is no longer a required disclosure on the SOC.

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10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

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T R U S T E E S ’  R E V I E W   A N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T S

( U n a u d i t e d )

Approval of Advisory Agreements (for all Funds)

At meetings held in June and August of 2018, the Trustees of PNC Funds (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between the Trust and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trusteess’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement.

Before the June 2018 meeting, theTrustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. Prior to that meeting, the Adviser provided a written response to the request. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser presented materials responsive to the Trustees’ request for information and relating to the services it provides to the Funds under the terms of the Advisory Agreements, as well as services the Adviser provides that are not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with their Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation, before meeting a second time in August 2018 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2018 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements. Prior to and at the June 2018 meeting, the Trustees reviewed the extensive materials prepared by the Adviser in response to their request, which reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

•	the nature and quality of the advisory services provided by the Adviser;

•	the assets of each Fund and the Adviser’s total assets under management

•	the portfolio management personnel and their compensation structure;

•	the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using similar investment styles (where applicable);

•

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and to the performance of a peer group of other investment companies managed by other advisers pursuant to similar investment strategies as classified by Lipper, Inc.;

•	the estimated profitability of each Fund to the Adviser;

•	the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders;

•	other benefits the Adviser and its affiliates receive as a result of the Adviser’s relationship to the Funds;

•

the Adviser’s monitoring and other activities in respect of its oversight of PNC International Equity Fund’s sub-adviser and the effect to the Adviser of recent changes in the sub-adviser’s fee schedule;

•	the Adviser’s brokerage, trading and soft dollar practices and the Funds’ securities lending practices;

33

T R U S T E E S ’  R E V I E W  A N D  A  P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T S

( U n a u d i t e d )

•	each Fund’s contractual and net advisory fees and net operating expenses compared to the contractual fees of other accounts managed by the Adviser using comparable investment strategies;

•

each Fund’s contractual and net advisory fees and net operating expenses compared to broad and narrow peer competitor universes based upon information sourced from Lipper, Inc. and prepared by the Adviser in accordance with recommendations previously provided by Barrington Partners, a third-party firm engaged by the Trustees in 2016 to review the peer selection process;

•	the compliance program of the Adviser;

•	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

•	the Adviser’s and its affiliates’ disaster recovery/business continuity plans and cybersecurity policy;

•

the Adviser’s risk management and monitoring measures and processes; and • information the Adviser provided regarding its strategic planning for the Funds and willingness to continue to support the operation of the Funds.

The Trustees received information from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser as compared to each Fund’s peer group.TheTrustees also considered information provided by the Adviser regarding the process for the peer group selection. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees further considered, in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of an asset manager with a mix of business significantly different from the Adviser’s. The Trustees also considered in evaluating the Funds’ advisory fees, as well as the Adviser’s profitability in respect of each Fund, the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Funds.

At a special telephonic meeting of the Board held in July 2018, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request, including a presentation from the Adviser regarding the portfolio management teams and investment philosophy and management processes of the money market funds. In addition, for their August 2018 meeting, the Trustees were provided with updated information regarding the fees and expenses of the Funds as of June 30, 2018. At that meeting, the Adviser also proposed the liquidation of each of PNC Bond Fund, PNC Government Mortgage Fund and PNC Limited Maturity Bond Fund (each of which subsequently liquidated) and the reorganization of PNC Intermediate Bond Fund into PNC Total Return Advantage Fund. In connection with the proposed reorganization, the Trustees considered that PNC Total Return

34

Advantage Fund’s advisory fee would be reduced by 10 basis points if the reorganization was approved by shareholders of PNC Intermediate Bond Fund. In respect of PNC Bond Fund, PNC Government Mortgage Fund, PNC Limited Maturity Bond Fund, and PNC Intermediate Bond Fund, the Trustees considered that the proposed renewals of those Funds’ advisory arrangements at the August 2018 meeting were to facilitate the continued management of those Funds until the liquidations or merger, as applicable, could be effected. The Trustees also considered that the advisory fee schedule for PNC International Equity Fund was amended, effective June 1, 2018, to reflect a 10 basis point reduction.

Based on their cumulative review, the Trustees concluded at their August 2018 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance. In their deliberations, theTrustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2018 meeting that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement for a one-year period commencing October 1, 2018, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant fund and its shareholders.

35

P N C  M o n e y  M a r k e t  F u n d s

P R O X Y  V O T I N G  A N D  Q U  A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling1-800-622-FUND(3863),visiting the website of the Trust at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q or Form N-PORT (available for filings after March 31, 2019), which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q or Forms N-PORT are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Trust’s website at pncfunds.com.

36

P N C  M o n e y  M a r k e t  F u n  d s

P N C  F U N D S  N O T I C E  O F  P  R I V A C Y  P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;
•	Account History, including information about the transactions and balances in a customer’s accounts; and
•	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

•	As Authorized – if you request or authorize the disclosure of the information.
•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and
•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

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Investment Adviser
PNC Capital Advisors, LLC
One East Pratt Street, 5th Floor
Baltimore, MD 21202

Underwriter
PNC Funds Distributor, LLC
Three Canal Plaza,
Suite 100,
Portland, ME 04101
www.foreside.com

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199-3600

Custodian
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, NY 11217

P.O. Box 9795	PRESORTED STANDARD
Providence, RI 02940-9795	U.S. POSTAGE
PAID
BNY MELLON

INVESTMENT ADVISER:

PNC Capital Advisors, LLC

One East Pratt Street

Baltimore, MD 21202

PNC FUNDS

SA-001-1218

INVESTMENT ADVISER: PNC Capital Advisors, LLC One East Pratt Street Baltimore, MD 21202

EQUITY FUNDS
Balanced Allocation Fund
Emerging Markets
Equity Fund
International Equity Fund
International Growth Fund
Multi-Factor All Cap Fund
Multi-Factor Large Cap
Growth Fund
Multi-Factor Large Cap
Value Fund
Multi-Factor Small Cap
Core Fund
Multi-Factor Small Cap
Growth Fund
Multi-Factor Small Cap
Value Fund
Small Cap Fund
FIXED INCOME FUNDS
Intermediate Bond Fund*
Total Return Advantage Fund
Ultra Short Bond Fund
TAX EXEMPT BOND FUNDS
Intermediate Tax Exempt
Bond Fund
Tax Exempt Limited Maturity
Bond Fund
OTHER PNC FUNDS
MONEY MARKET FUNDS
Government Money
Market Fund
Treasury Money
Market Fund
Treasury Plus Money
Market Fund
* Reorganized into Total Return Advantage Fund effective at the close of business on December 7, 2018.

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com. PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services.

PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

© 2019 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

Letter to Shareholders			1
Abbreviations and Definitions for Schedules of Investments and Financial Statements			5
PNC Equity Funds
Summary of Portfolio Holdings			7
Expense Tables			9

	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	11	22
Emerging Markets Equity Fund	12	30
International Equity Fund	13	35
International Growth Fund	14	41
Multi-Factor All Cap Fund	15	46
Multi-Factor Large Cap Growth Fund	16	49
Multi-Factor Large Cap Value Fund	17	52
Multi-Factor Small Cap Core Fund	18	55
Multi-Factor Small Cap Growth Fund	19	58
Multi-Factor Small Cap Value Fund	20	61
Small Cap Fund	21	64
Statements of Assets and Liabilities			67
Statements of Operations			75
Statements of Changes in Net Assets			79
PNC Fixed Income and Tax Exempt Bond Funds

Summary of Portfolio Holdings			83
Expense Tables			85
	Financial Highlights	Schedule of Investments
Intermediate Bond Fund	86	91
Total Return Advantage Fund	87	96
Ultra Short Bond Fund	88	102
Intermediate Tax Exempt Bond Fund	89	106
Tax Exempt Limited Maturity Bond Fund	90	109
Statements of Assets and Liabilities			113
Statements of Operations			117
Statements of Changes in Net Assets			121
Notes to Financial Statements			124
Trustees’ Review and Approval of Advisory and Sub-Advisory Agreements			146
Proxy Voting and Quarterly Schedules of Investments			150

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Unemployment remained at near-record lows...average hourly wages were up...inflation began to rise — all key ingredients keeping the Fed on a path to continue raising interest rates.”

Commentary provided by PNC

Capital Advisors, LLC as of November 30, 2018

* Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Unmanaged indices, unlike mutual funds, do not incur fees and operating expenses.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the six months ended November 30, 2018 (the “semi-annual period”).

The semi-annual period was a challenging one for PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds alike, as escalating trade disputes, rising interest rates, political uncertainties in the U.S. and abroad, fluctuating oil prices and geopolitical tensions weighed on investor sentiment and drove a significant uptick in market volatility across asset classes — all despite generally strong global economic growth and still-accelerating corporate earnings growth. The broad U.S. equity market gained modestly, while international equity markets declined, underpinned by strong economic data and corporate fundamentals in the U.S. versus less robust growth and foreign currency volatility internationally. The broad taxable and tax-exempt fixed income markets were pressured by tepid risk sentiment amidst still-benign inflation reports, trade policy uncertainty, U.S. Federal Open Market Committee (the “Fed”) policy normalization, mid-term-U.S. elections and more. Not surprisingly, then, Class I Shares of all eleven PNC Equity Funds, three PNC Fixed Income Funds and two PNC Tax-Exempt Bond Funds posted flat to negative absolute returns during the semi-annual period.

All that said, we are investors, not traders, and as such, we maintain a long-term perspective and remain disciplined in our investment strategies as we navigate the short-term waves of market uncertainty. We believe nothing has fundamentally changed amid the market dips of the semi-annual period. The solid U.S. economic and corporate earnings backdrop remains intact, and benefits from the Tax Cuts and Jobs Act remain a tailwind. It is not unusual for markets to become jittery in the later stages of an economic cycle. In other words, nothing is broken. We believe the recent market breather is actually healthy and more or less normal by historical standards. In turn, we continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable and tax-exempt fixed income mutual funds, PNC Capital Advisors, LLC (the “Adviser”) may help you and/or your adviser fulfill your individual asset allocation objectives. We seek to enhance our array of investment options by continually and rigorously evaluating fund offerings based on a variety of criteria. This rigor will invariably lead to modifications in PNC Funds’ offerings, as we add, restructure, close or liquidate portfolios. Highlights of the semi-annual period include:

•

At the close of business June 8, 2018, PNC Maryland Tax Exempt Bond Fund and PNC Ohio Intermediate Tax Exempt Bond Fund (together, the “Tax-Exempt Liquidated Funds”) were liquidated. At the close of business October 19, 2018, PNC Bond Fund, PNC Government Mortgage Fund and PNC Limited Maturity Bond Fund (together, the “Taxable Liquidated Funds”) were liquidated. The Board of Trustees of PNC Funds approved the liquidations after consideration of various factors, including the Tax-Exempt and Taxable Liquidated Funds’ lack of scale and limited opportunities for future growth.

•

On June 11, 2018, Class R6 Shares commenced operations in PNC International Equity Fund, PNC Multi-Factor Small Cap Core Fund and PNC Multi-Factor Small Cap Growth Fund. Class R6 Shares are available to eligible plans and investors, who generally hold shares through a plan-level or omnibus account and who do not require (or whose financial intermediaries do not require) payment from PNC Funds for providing administrative, recordkeeping, or similar services in respect to plan investors or other beneficial shareholders.

•

Effective after the semi-annual period, at the close of business December 7, 2018, PNC Intermediate Bond Fund was reorganized into PNC Total Return Advantage Fund. Post reorganization, shareholders benefit from a more attractive net expense ratio, a favorable relative long-term performance record and greater prospects for future growth, all with continuity of an investment team managing to similar principal investment strategies.

Following a synopsis of the major factors affecting the financial markets during the semi-annual period, you will find the financial statements and schedules of portfolio investments for each of the PNC Funds.

Economic Review

The U.S. economy remained in good health during the semi-annual period, despite concerns regarding heightened market volatility and continued policy uncertainty from the current administration, especially about trade and tariffs. In the second quarter of 2018, U.S. gross

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

domestic product (“GDP”) grew at an annualized pace of 4.2%, the highest quarterly growth rate since the third quarter of 2014. Third quarter 2018 U.S. GDP rose at a 3.5% quarter-over-quarter annualized rate. Unemployment remained at near-record lows, most recently 3.7%; average hourly wages were up; and inflation, while still considered rather benign, also began to rise — all key ingredients keeping the Fed on a path to continue raising interest rates. The Fed raised its target interest rate in June and September 2018, the latter its eighth such move since it embarked on its current policy normalization initiative. (On December 19, 2018, after the close of the semi-annual period, the Fed raised interest rates by another quarter percentage point for a total of four interest rate increases this calendar year.)

International economies were generally slower than that of the U.S., as they were more greatly affected by trade war uncertainty. Synchronized global economic growth continued, but relative strength between the economies of the U.S. and the rest of the world diverged. Strong U.S. economic growth coupled with rising interest rates bolstered the U.S. dollar, which had ripple effects across international markets, particularly emerging economies. Italian budget conflicts, the announced retirement of Germany’s Angela Merkel in 2021, and earthquakes and a typhoon in Japan further weighed on international economic growth. Emerging economies also grappled with higher oil prices through September 2018 and then a dramatic fall in oil prices in the last months of the semi-annual period. One key player that influenced the fate of many emerging economies was China, where economic growth remained strong on an absolute basis, but the rate of change appeared to be slowing in line with its government’s deleveraging push. Given this backdrop, key international central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”) and the Bank of Japan (“BOJ”), were less aggressive in pursuing monetary policy tightening. The ECB confirmed it would continue to taper by slowing the expansion of its quantitative easing program and reducing its monthly bond purchases until the end of 2018. However, its interest rates were expected to remain at record lows at least through the summer of 2019. The BOE actually raised rates during the semi-annual period for only the second time in the last 10 years but added the caveat that it was willing to lower rates again should the U.K. economy falter, particularly as the country continues to wrangle with Brexit. In stark contrast to the rest of the developed world, the BOJ remained ultra-accommodative, with its target rate still in negative territory.

Equities

U.S. equity markets, as measured by the Russell US Indices, generated mixed results during the semi-annual period. Large-cap stocks, as represented by the Russell 1000® Index, led the way with a return of 2.51%. However, mid-cap stocks and small-cap stocks generally declined, with the Russell Midcap® Index and Russell 2000® Index posting returns of -0.68% and -5.53%, respectively. Internationally, equity market returns were even more pressured. Developed international equity markets, as measured by the MSCI EAFE Index, returned -7.97%, and emerging markets, as gauged by the MSCI Emerging Markets Index, posted a return of -9.89%, each in U.S. dollar terms.

U.S. and international equity markets were marked by heightened volatility, driven largely by heightened trade wars. Domestic market fundamentals, including corporate revenue and earnings growth, remained sound overall. However, in October 2018, U.S. stocks posted their first monthly loss since March 2018, based on a combination of rising interest rates, fresh concerns about trade tensions and a pre-earnings season blackout on discretionary stock buybacks. That same month, most developed international equity markets also declined, with many European exchanges falling to levels last seen in 2016, with more global trade-focused markets, like those of Germany and Japan, experiencing greater drawdowns. The European Union’s rejection of the Italian budget proposal (the first time in European history the governing body rebuffed a member country’s budget proposal), struggles over the U.K.’s Brexit transition, and less-than-anticipated Chinese economic growth further challenged international equity markets. The U.S., Canada and Mexico agreeing to a tri-lateral trade deal, replacing the 24-year-old North American Free Trade Agreement, came as some relief to investors and a variety of industries that depend on free trade, but the new agreement had yet to be ratified by the U.S. Congress or its counterparts at the end of the semi-annual period. In November 2018, U.S. large-cap equities initially posted gains but fell into correction territory (defined as being down 10% or more from a prior peak) in the middle of the month, as investors reacted to a confluence of headline risks and lower earnings revisions for the fourth calendar quarter. Developed international equity markets continued to move in parallel with the pickup in downside volatility across U.S. markets, sensitive not only to a host of macroeconomic issues but also to rising bond yields. Emerging market equities posted a positive month in November.

Within U.S. equity markets, value stocks bested growth stocks within the large-cap and small-cap segments, reversing the trend of the prior annual period. Growth stocks continued to lead within the mid-cap segment. In large cap, the Russell 1000® Growth Index gained 1.43%, while the Russell 1000® Value Index rose 3.48%. For mid cap, the Russell Midcap® Growth Index returned -0.23%, while the Russell Midcap® Value Index returned -1.06%. For small cap, the Russell 2000® Growth Index returned -5.66%, and the Russell 2000® Value Index returned -5.43%.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“U.S. Treasury yields moved higher through much of the semi-annual period, with the 10-year U.S. Treasury reaching its highest yield since 2011...”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2018

Fixed Income

The Bloomberg Barclays U.S. Aggregate Bond Index, representing the broad U.S. fixed income market, returned -0.30% for the semi-annual period. Early in the semi-annual period, notable “risk off” events, including harsh rhetoric from the White House regarding global trade, firming of the U.S. dollar and a flare up of political uncertainty in Italy, contributed to negative returns in some investment-grade sectors. Strong economic data and solid corporate earnings provided some counterbalance, but the overall tone was weak, especially for credit sectors. Favorable financial conditions and more robust risk appetites set the stage for a healthy rebound in credit markets during the third calendar quarter. U.S. Treasury yields moved higher through much of the semi-annual period, with the 10-year U.S. Treasury reaching its highest yield since 2011 early in November 2018, only to decline during the last three weeks of the month.

For the semi-annual period overall, the Bloomberg Barclays U.S. Treasury Index returned -0.17%, and the U.S. Treasury yield curve flattened. (A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.) Rates rose across the U.S. Treasury yield curve, or spectrum of maturities, but rose most at the shorter end of the yield curve. Two-year Treasury yields rose 40 basis points to 2.80%. (A basis point is 1/100th of a percentage point.) Ten-year Treasury yields rose 18 basis points to 3.01%, and long-term Treasury yields increased 31 basis points to 3.30%. Treasury inflation protected securities (“TIPS”), as measured by the Bloomberg Barclays U.S. TIPS Index, posted a return of -1.38% during the semi-annual period, declining more significantly in large part due to crude oil prices falling nearly 8% in October 2018 and more than 20% in November 2018, as the supply outlook improved amid marginally diminished demand expectations and ample inventories. In response to the weakness in crude oil, inflation expectations moderated.

Securitized bonds, on the other hand, generated modestly positive returns during the semi-annual period. The Bloomberg Barclays U.S. Mortgage-Backed Securities Fixed Rate Index returned 0.20%, and the Bloomberg Barclays Asset-Backed Securities Index gained 0.99% for the semi-annual period as a whole. To compare, the Bloomberg Barclays U.S. Corporate Investment Grade Index returned -1.25% during the semi-annual period, while the Bloomberg Barclays U.S. Corporate High Yield Index returned 0.30%, as investors were comfortable extending further down the ratings spectrum to garner additional yield given a widespread view that economic growth of 3% to 4% should drive solid free cash flow generation and support corporate fundamentals.

The tax-exempt bond market overall modestly outperformed the taxable fixed income market, as measured by the Bloomberg Barclays Municipal Bond Index, which returned 0.42% during the semi-annual period. Early in the semi-annual period, slightly lower rates across most of the municipal yield curve drove positive price performance, along with marginally tighter credit risk premiums. The next four months were difficult for the municipal bond market, as rates resumed their upward trajectory, and supply, which had been sluggish, increased. That, coupled with an expected bump in seasonal selling of municipal bonds toward year-end and uncertainty as to the outcome of the U.S. mid-term elections, drove weakness. However, municipal bonds then posted strong returns in November 2018 as rates trended lower on the back of a more dovish message from the Fed. Also, supply/demand dynamics appeared to improve, and the results of the mid-term elections were seen as a likely positive for the tax-exempt bond market given that a split Congress would probably be unable to agree upon tax law changes but might agree on infrastructure spending.

Our View Ahead

At the end of the semi-annual period, we did not see a recession as imminent. Rather, we believed the current economic expansion was likely to continue through 2019, albeit at a more moderate rate. But we did expect the capital markets to continue to be tested in the near future. It is important to keep in mind that the high return, low volatility theme of 2017 was unusual. We believe volatility will likely continue to normalize in the months ahead given several market dynamics. First, global economic growth remains strong, in our view, but divergence is evident. Second, as the spotlight shifts back toward fundamentals after an extended period of easy money, bouts of volatility should not be surprising. Finally, a growing list of concerns and an aging cycle have heightened investor sensitivity. All that said, we believe the underlying fundamentals of the U.S. economy remain strong — economic and earnings growth has been robust, labor markets are tight, the banking system remains well capitalized, and the Fed minutes

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

point to anticipated, but measured, rises in wage growth and inflation. Our opinion is that the Fed will be extremely cautious in attempting not to overly tighten monetary policy, leading to a pause in interest rate hikes at some point during 2019.

In periods of heightened volatility, it is critical to remain focused on these underlying fundamentals of the economy as well as those of the equity and fixed income markets. We remain vigilant and mindful of potential pitfalls, but at this point do not anticipate any changes to asset allocation as markets refocus on the strong fundamentals. We believe investor patience will be key to harvesting returns during this late-cycle phase. As we consider the optimal risk-reward positioning for our Funds moving into 2019, in all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward. We thank you for being a part of PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us.

Best Regards,

Aneet Deshpande, CFA	Jennifer E. Spratley
Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C   F u n d s

A B B R E V I A T I O N S  A N D  D E F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N T S

A N D   F I N A N C I A L   S T A T E M E N T S

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

Cl — Class

DAC — Designated Activity Company

DD — Delayed Delivery Security

ETF — Exchange-Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

JSC — Joint Stock Company

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PCL — Public Company Limited

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

ULC — Unlimited Liability Corporation

US0003M — ICE LIBOR USD 3 Month

USISDA05 — USD ICE Swap Rate 11:00 am NY 1

USSW5 — USD Swap Semi 30/360 5 year

VRDN —

Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2018, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Financial Statements:

— Amounts designated as “ — ” are either zero or round to zero.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables present portfolio holdings by asset class, sector or country, as applicable, as of November 30, 2018 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Balanced Allocation Fund

Common Stocks	34.0%
Corporate Bonds	17.4
Exchange-Traded Funds	13.7
U.S. Government Agency Mortgage-Backed Obligations	10.2
U.S. Treasury Obligations	8.7
Mutual Fund	8.1
Foreign Common Stocks	3.2
Asset-Backed Securities	2.3
Affiliated Money Market Fund	1.6
Commercial Mortgage-Backed Security	0.6
Transportation Revenue Bond	0.2
Master Limited Partnership	– *
100.0%
* Amount represents less than 0.1%

Emerging Markets Equity Fund

China	25.1%
South Korea	13.2
Taiwan	9.6
Brazil	7.6
Thailand	4.4
Hong Kong	3.9
United Arab Emirates	3.8
Hungary	3.3
Seventeen Other Countries	23.1
Affiliated Money Market Fund	6.0
100.0%

International Equity Fund

Japan	13.0%
United Kingdom	11.8
Germany	7.7
France	6.4
South Korea	5.7
Sweden	4.3
Switzerland	4.0
Canada	3.8
Twenty-Six Other Countries	36.1
Affiliated Money Market Fund	7.2
100.0%

International Growth Fund

Japan	20.0%
United Kingdom	8.0
China	6.3
France	6.0
Switzerland	5.5
Germany	5.1
Sweden	4.8
Canada	4.0
Twenty-Two Other Countries	37.9
Affiliated Money Market Fund	2.4
100.0%

Multi-Factor All Cap Fund

Consumer Discretionary	19.7%
Financials	17.7
Industrials	17.0
Information Technology	16.0
Healthcare	10.1
Materials	5.0
Communication Services	4.5
Energy	3.3
Consumer Staples	1.7
Master Limited Partnerships	1.6
Utilities	1.2
Exchange-Traded Fund	1.1
Affiliated Money Market Fund	0.6
Real Estate	0.5
100.0%

Multi-Factor Large Cap Growth Fund

Healthcare	27.2%
Consumer Discretionary	22.6
Information Technology	18.4
Industrials	10.6
Communication Services	6.1
Financials	5.0
Energy	3.2
Consumer Staples	2.4
Affiliated Money Market Fund	1.8
Materials	1.2
Exchange-Traded Fund	1.0
Real Estate	0.5
100.0%

Multi-Factor Large Cap Value Fund

Financials	27.4%
Healthcare	13.2
Consumer Staples	12.1
Industrials	12.1
Information Technology	10.0
Consumer Discretionary	9.4
Materials	5.4
Communication Services	5.1
Energy	2.0
Utilities	1.4
Exchange-Traded Fund	1.0
Affiliated Money Market Fund	0.7
Real Estate	0.2
100.0%

Multi-Factor Small Cap Core Fund

Financials	16.5%
Healthcare	15.6
Industrials	14.9
Consumer Discretionary	14.6
Information Technology	12.5
Communication Services	5.2
Real Estate	4.8
Materials	4.7
Energy	4.3
Consumer Staples	3.5
Utilities	1.8
Affiliated Money Market Fund	1.2
Master Limited Partnership	0.4
100.0%

Multi-Factor Small Cap Growth Fund

Healthcare	24.0%
Industrials	18.6
Information Technology	18.2
Consumer Discretionary	14.8
Consumer Staples	6.0
Financials	4.8
Communication Services	4.3
Real Estate	2.5
Energy	2.4
Materials	2.3
Affiliated Money Market Fund	1.3
Utilities	0.8
100.0%

Multi-Factor Small Cap Value Fund

Financials	29.6%
Industrials	11.4
Real Estate	9.6
Information Technology	9.2
Consumer Discretionary	8.6
Utilities	7.5
Healthcare	6.2
Energy	5.6
Materials	4.1
Consumer Staples	3.3
Communication Services	2.9
Master Limited Partnerships	1.3
Affiliated Money Market Fund	0.7
100.0%

Small Cap Fund

Industrials	26.8%
Financials	22.5
Consumer Discretionary	13.6
Information Technology	11.6
Healthcare	7.6
Real Estate	5.8
Materials	3.7
Affiliated Money Market Fund	3.3
Communication Services	2.9
Exchange-Traded Fund	2.0
Energy	0.2
100.0%

P N C  E q u i t y  F u n d s

E X P E N S E  T A B L E S      ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period (June 1, 2018 to November 30, 2018). The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below and on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2018 to November 30, 2018).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$ 985.49	0.95%	$4.74
Class A	1,000.00	984.27	1.21	6.01
Class C	1,000.00	980.26	1.94	9.65
Hypothetical(2)
Class I	1,000.00	1,020.29	0.95	4.82
Class A	1,000.00	1,019.02	1.21	6.11
Class C	1,000.00	1,015.32	1.94	9.82

Emerging Markets Equity Fund
Actual
Class I	$1,000.00	$1,690.10	1.25%	$8.43
Class A(3)	1,000.00	891.46	1.51	4.75
Hypothetical(2)
Class I	1,000.00	1,018.80	1.25	6.33
Class A(3)	1,000.00	1,017.48	1.51	7.66

	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Annual- ized Expense Ratio	Expenses Paid During Period(1)

International Equity Fund
Actual
Class I	$1,000.00	$ 906.82	0.94%	$4.48
Class A	1,000.00	905.17	1.26	6.01
Class C	1,000.00	902.12	1.98	9.42
Class R6(4)	1,000.00	886.83	0.89	3.96
Hypothetical(2)
Class I	1,000.00	1,020.37	0.94	4.75
Class A	1,000.00	1,018.76	1.26	6.37
Class C	1,000.00	1,015.16	1.98	9.98
Class R6(4)	1,000.00	1,020.61	0.89	4.51

International Growth Fund
Actual
Class I	$1,000.00	$ 894.52	0.85%	$4.04
Class A	1,000.00	892.57	1.11	5.26
Hypothetical(2)
Class I	1,000.00	1,020.81	0.85	4.31
Class A	1,000.00	1,019.51	1.11	5.62

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

(3) Actual expense calculation is based on data since commencement of operations (August 1, 2018) and Hypothetical expense calculations assume the Fund has been in existence for 183 days, and are based on data since June 1, 2018.

(4) Actual expense calculation is based on data since commencement of operations (June 11, 2018) and Hypothetical expense calculations assume the Fund has been in existence for 183 days, and are based on data since June 1, 2018.

	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor All Cap Fund
Actual
Class I	$1,000.00	$ 914.08	0.65%	$3.12
Class A	1,000.00	912.88	0.93	4.45
Class C	1,000.00	909.83	1.65	7.92
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.42	0.93	4.70
Class C	1,000.00	1,016.77	1.65	8.37

Multi-Factor Large Cap Growth Fund
Actual
Class I	$1,000.00	$ 997.73	0.65%	$3.26
Class A	1,000.00	996.62	0.93	4.66
Class C	1,000.00	992.84	1.65	8.24
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.40	0.93	4.72
Class C	1,000.00	1,016.80	1.65	8.34

Multi-Factor Large Cap Value Fund
Actual
Class I	$1,000.00	$ 993.58	0.65%	$3.25
Class A	1,000.00	992.24	0.93	4.65
Class C	1,000.00	988.92	1.65	8.23
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.41	0.93	4.71
Class C	1,000.00	1,016.80	1.65	8.34

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$ 936.17	0.85%	$4.13
Class A	1,000.00	934.92	1.13	5.48
Class C	1,000.00	931.55	1.85	8.95
Class R6(3)	1,000.00	916.34	0.84	3.80
Hypothetical(2)
Class I	1,000.00	1,020.81	0.85	4.31
Class A	1,000.00	1,019.40	1.13	5.72
Class C	1,000.00	1,015.80	1.85	9.34
Class R6(3)	1,000.00	1,020.85	0.84	4.26

	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,969.66	0.85%	$6.36
Class A	1,000.00	983.35	1.13	5.64
Class C	1,000.00	979.85	1.85	9.19
Class R6(3)	1,000.00	960.08	0.84	3.90
Hypothetical(2)
Class I	1,000.00	1,020.79	0.85	4.32
Class A	1,000.00	1,019.38	1.13	5.74
Class C	1,000.00	1,015.79	1.85	9.35
Class R6(3)	1,000.00	1,020.84	0.84	4.28

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$ 903.76	0.86%	$4.13
Class A	1,000.00	902.62	1.15	5.47
Class C	1,000.00	899.51	1.86	8.88
Hypothetical(2)
Class I	1,000.00	1,020.73	0.86	4.38
Class A	1,000.00	1,019.32	1.15	5.81
Class C	1,000.00	1,015.72	1.86	9.42

Small Cap Fund
Actual
Class I	$1,000.00	$ 939.43	0.99%	$4.82
Class A	1,000.00	937.90	1.27	6.17
Class C	1,000.00	934.96	1.99	9.66
Hypothetical(2)
Class I	1,000.00	1,020.10	0.99	5.02
Class A	1,000.00	1,018.70	1.27	6.43
Class C	1,000.00	1,015.09	1.99	10.06

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

(3) Actual expense calculation is based on data since commencement of operations (June 11, 2018) and Hypothetical expense calculations assume the Fund has been in existence for 183 days, and are based on data since June 1, 2018.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1
u n l e s s o t h e r w i s e i n d i c a t e d

Balanced Allocation Fund
Class I	Class A
201	8*	201	8	201	7	201	6	201	5	20	14	201	8*	201	8	201	7	201	6	201	5	20	14
Net Asset Value, Beginning of Period	$13.19	$13.81	$ 12.78	$13.81	$13.29	$12.02	$13.25	$13.84	$12.82	$13.85	$13.34	$ 12.04
Net Investment Income(1)	0.12	0.18	0.18	0.20	0.18	0.17	0.10	0.15	0.13	0.16	0.14	0.14
Capital gain distributions received from affiliated investments	–	0.01	–	–	–	–	–	0.01	–	–	–	–
Realized and Unrealized Gain (Loss) on Investments	(0.31)	0.83	1.07	(0.41)	0.53	1.27	(0.31)	0.84	1.08	(0.41)	0.53	1.30
Total from Investment Operations	(0.19)	1.02	1.25	(0.21)	0.71	1.44	(0.21)	1.00	1.21	(0.25)	0.67	1.44
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	(0.14)	(0.17)	(0.14)	(0.22)	(0.19)	(0.17)	(0.12)	(0.12)	(0.11)	(0.18)	(0.16)	(0.14)
Distributions from Net Realized Gains	–	(1.47)	(0.08)	(0.60)	–	–	–	(1.47)	(0.08)	(0.60)	–	–
Total Distributions	(0.14)	(1.64)	(0.22)	(0.82)	(0.19)	(0.17)	(0.12)	(1.59)	(0.19)	(0.78)	(0.16)	(0.14)
Net Asset Value, End of Period	$12.86	$13.19	$ 13.81	$12.78	$13.81	$13.29	$12.92	$13.25	$13.84	$12.82	$13.85	$ 13.34

Total Return†	(1.45)%	7.39%	9.94%	(1.43)%	5.43%	12.14%	(1.57)%	7.22%	9.59%	(1.69)%	5.08%	12.04%
Ratios/Supplemental Data
Net Assets End of Period (000)	$8,689	$9,848	$13,149	$48,965	$54,649	$57,001	$8,420	$8,860	$9,375	$9,559	$10,330	$10,822
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.97%	1.00%	1.00%	1.21%	1.17	%(3)	1.23%	1.24%	1.28%	1.20	%(4)
Ratio of Net Investment Income to Average Net Assets	1.82%	1.34%	1.35%	1.52%	1.35%	1.32%	1.55%	1.11	%(3)	0.97%	1.25%	1.07%	1.13	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.95%	1.95%	1.42%	1.33%	1.15%	1.15%	2.42%	2.23%	1.81%	1.60%	1.43%	1.43%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.82%	0.34%	0.88%	1.16%	1.20%	1.17%	0.34%	0.06%	0.39%	0.89%	0.92%	0.90%
Portfolio Turnover Rate	28%	57%	88%	64%	43%	55%	28%	57%	88%	64%	43%	55%

	Balanced Allocation Fund
	Class C
	2018 *	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.99	$13.60	$12.62	$13.64	$13.16	$11.91
Net Investment Income(1)	0.05	0.05	0.03	0.07	0.05	0.05
Capital gain distributions received from affiliated investments	–	0.01	–	–	–	–
Realized and Unrealized Gain (Loss) on Investments	(0.30)	0.82	1.08	(0.40)	0.53	1.27
Total from Investment Operations	(0.25)	0.88	1.11	(0.33)	0.58	1.32
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	(0.05)	(0.02)	(0.05)	(0.09)	(0.10)	(0.07)
Distributions from Net Realized Gains	–	(1.47)	(0.08)	(0.60)	–	–
Total Distributions	(0.05)	(1.49)	(0.13)	(0.69)	(0.10)	(0.07)
Net Asset Value, End of Period	$12.69	$12.99	$13.60	$12.62	$13.64	$13.16

Total Return†	(1.97)%	6.38%	8.86%	(2.31)%	4.42%	11.10%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 489	$ 543	$ 553	$ 614	$ 688	$ 794
Ratio of Expenses to Average Net Assets	1.94%	1.91%	1.92%	1.91%	1.96%	1.95	%(4)
Ratio of Net Investment Income to Average Net Assets	0.82%	0.37%	0.27%	0.57%	0.39%	0.39	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	6.99%	2.92%	2.50%	2.27%	2.11%	2.12%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(4.23)%	(0.64)%	(0.31)%	0.21%	0.24%	0.22%
Portfolio Turnover Rate	28%	57%	88%	64%	43%	55%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

	Emerging Markets Equity Fund
	Class I				Class A
	2018*	2018	2017(1)		2018*(2)
Net Asset Value, Beginning of Period	$13.23	$11.09	$10.00		$12.51
Net Investment Income (Loss)(3)	0.03	0.03	0.03		(0.02)
Realized and Unrealized Gain (Loss) on Investments	(2.08)	2.17	1.04		(1.32)
Total from Investment Operations	(2.05)	2.20	1.07		(1.34)
Payment by Affiliate(3)	–	–	0.02	(4)	–
Dividends from Net Investment Income	–	(0.03)	–		–
Distributions from Net Realized Gains	–	(0.03)	–		–
Total Distributions	–	(0.06)	–		–
Net Asset Value, End of Period	$11.18	$13.23	$11.09		$11.17

Total Return	(15.50)%	19.84%	10.90	%(4)	(10.68)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$11,295	$13,392	$11,107		$18
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%		1.51%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	0.26%	1.71%		(0.59)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.44%	2.08%	3.54%		54.13%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.72)%	(0.57)%	(0.58)%		(53.21)%
Portfolio Turnover Rate	17%	36%	7%		17%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)

Emerging Markets Equity Fund commenced operations on March 31, 2017. All ratios for the fiscal year ended May 31, 2017 have been annualized. Total return for the fiscal year ended May 31, 2017 has not been annualized.

(2)	Class A commenced operations on August 1, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	During the period ended May 31, 2017, a payment was made by the Adviser to offset a trade error in the Fund. Excluding this item, the total return would have been 10.80% for Class I Shares.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 8 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1

u n l e s s  o t h e r w i s e  i n d i c a t e d

	International Equity Fund
	Class I								Class A
	2018*	2018		2017	2016	2015	2014		2018*	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.79	$21.90		$18.58	$20.61	$20.45	$17.12		$24.57	$21.70		$18.42	$20.45	$20.31	$17.00
Net Investment Income(1)	0.05	0.32		0.22	0.24	0.30	0.26		– **	0.25		0.20	0.21	0.24	0.23
Realized and Unrealized Gain (Loss) on Investments	(2.36)	2.76		3.28	(1.90)	0.13	3.36		(2.33)	2.74		3.22	(1.91)	0.12	3.32
Total from Investment Operations	(2.31)	3.08		3.50	(1.66)	0.43	3.62		(2.33)	2.99		3.42	(1.70)	0.36	3.55
Payment by Affiliate(1)	–	–	**(2)	–	–	–	–		–	–	**(2)	–	–	–	–
Contributions of Capital by Affiliate(1)	–	–		–	–	–	–	**(3)	–	–		–	–	–	–	**(3)
Dividends from Net Investment Income	–	(0.19)		(0.18)	(0.37)	(0.27)	(0.29)		–	(0.12)		(0.14)	(0.33)	(0.22)	(0.24)
Total Distributions	–	(0.19)		(0.18)	(0.37)	(0.27)	(0.29)		–	(0.12)		(0.14)	(0.33)	(0.22)	(0.24)
Net Asset Value, End of Period	$22.48	$24.79		$21.90	$18.58	$20.61	$20.45		$22.24	$24.57		$21.70	$18.42	$20.45	$20.31

Total Return†	(9.32)%	14.07	%(2)	19.02%	(8.02)%	2.25%	21.26%		(9.48)%	13.86	%(2)	18.70%	(8.31)%	1.85%	20.96%
Ratios/Supplemental Data
Net Assets End of Period (000)	$794,048	$1,334,669		$995,486	$769,692	$631,411	$591,650		$52,830	$68,019		$58,740	$33,483	$18,963	$13,920
Ratio of Expenses to Average Net Assets	0.94%	0.97%		0.98%	0.98%	0.98%	1.04%		1.26%	1.20	%(4)	1.28%	1.27%	1.27%	1.23	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%	1.35%		1.11%	1.31%	1.49%	1.33%		(0.01)%	1.04	%(4)	1.05%	1.15%	1.23%	1.22	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.94%	1.04%		1.06%	1.06%	1.09%	1.18%		1.38%	1.33%		1.36%	1.35%	1.38%	1.47%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.38%	1.28%		1.03%	1.23%	1.38%	1.19%		(0.13)%	0.91%		0.97%	1.07%	1.12%	0.98%
Portfolio Turnover Rate	17%	33%		32%	19%	29%	31%		17%	33%		32%	19%	29%	31%

International Equity Fund
Class C	Class R6
2018	*	201	8	201	7	201	6	201	5	201	4	2018	(6)
Net Asset Value, Beginning of Period	$23.50	$20.81	$17.66	$19.64	$19.54	$16.40	$ 25.51
Net Investment Income (Loss)(1)	(0.09)	0.10	0.01	0.06	0.13	0.23	(0.02)
Realized and Unrealized Gain (Loss) on Investments	(2.21)	2.59	3.14	(1.80)	0.10	3.06	(3.00)
Total from Investment Operations	(2.30)	2.69	3.15	(1.74)	0.23	3.29	(3.02)
Payment by Affiliate(1)	–	–	**(2)	–	–	–	–	–
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(3)	–
Dividends from Net Investment Income	–	–	**	–	**	(0.24)	(0.13)	(0.15)	–
Total Distributions	–	–	**	–	**	(0.24)	(0.13)	(0.15)	–
Net Asset Value, End of Period	$21.20	$23.50	$20.81	$17.66	$19.64	$19.54	$ 22.49

Total Return†	(9.79)%	13.00	%(2)	17.86%	(8.87)%	1.32%	20.17%	(11.32)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$5,815	$4,909	$3,108	$3,126	$2,566	$1,662	$593,615
Ratio of Expenses to Average Net Assets	1.98%	1.96%	1.96%	1.90%	1.88%	1.89	%(5)	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.77)%	0.46%	0.05%	0.35%	0.66%	1.21	%(5)	(0.20)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.52%	2.03%	2.04%	1.98%	1.99%	2.10%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.31)%	0.39%	(0.03)%	0.27%	0.55%	1.00%	(0.21)%
Portfolio Turnover Rate	17%	33%	32%	19%	29%	31%	17%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

 During the fiscal year ended May 31, 2018, a payment was made by the Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.

(3)

 During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(4)

 During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(5)

 During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(6)	Class R6 commenced operations on June 11, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

International Growth Fund
Class I	Class A
2018	*	201	8	201	7	2016(1)	2018	*	201	8	201	7	2016	(1)
Net Asset Value, Beginning of Period	$ 14.79	$12.59	$10.92	$10.00	$ 14.80	$12.59	$10.91	$10.00
Net Investment Income (Loss)(2)	–	**	0.06	0.07	0.06	(0.02)	0.05	0.04	0.06
Realized and Unrealized Gain (Loss) on Investments	(1.56)	2.32	1.70	0.86	(1.57)	2.31	1.73	0.85
Total from Investment Operations	(1.56)	2.38	1.77	0.92	(1.59)	2.36	1.77	0.91
Dividends from Net Investment Income	–	(0.07)	(0.08)	–	–	(0.04)	(0.07)	–
Distributions from Net Realized Gains	–	(0.11)	(0.02)	–	–	(0.11)	(0.02)	–
Total Distributions	–	(0.18)	(0.10)	–	–	(0.15)	(0.09)	–
Net Asset Value, End of Period	$ 13.23	$14.79	$12.59	$10.92	$ 13.21	$14.80	$12.59	$10.91

Total Return†	(10.55)%	18.97%	16.48%	9.20%	(10.68)%	18.81%	16.48%	9.10%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 5,528	$6,199	$6,454	$ 3,273	$ 44	$ 47	$ 38	$ 22
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	1.11%	1.00	%(3)	1.01%	1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	0.44%	0.62%	2.41%	(0.24)%	0.35	%(3)	0.36%	2.14%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	3.21%	2.58%	3.63%	6.48%	28.79%	2.74%	3.96%	6.75%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(2.33)%	(1.29)%	(2.16)%	(3.22)%	(27.92)%	(1.39)%	(2.59)%	(3.49)%
Portfolio Turnover Rate	30%	64%	49%	8%	30%	64%	49%	8%

* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)

International Growth Fund commenced operations on February 29, 2016. All ratios for the fiscal year ended May 31, 2016 have been annualized. Total return for the fiscal year ended May 31, 2016 has not been annualized.

(2)	Per share data calculated using average shares outstanding method.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.01% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1
u n l e s s o t h e r w i s e i n d i c a t e d

Multi-Factor All Cap Fund
Class I	Class A
2018	*	201	8	201	7	201	6	201	5	201	4	2018	*	201	8	201	7	201	6	201	5	201	4
Net Asset Value, Beginning of Period	$21.78	$18.80	$17.20	$17.52	$15.11	$12.82	$21.30	$18.40	$16.83	$17.15	$14.81	$12.56
Net Investment Income(1)	0.08	0.17	0.17	0.21	0.14	0.12	0.05	0.12	0.12	0.16	0.09	0.10
Realized and Unrealized Gain (Loss) on Investments	(1.94)	3.01	1.57	(0.34)	2.41	2.30	(1.89)	2.95	1.53	(0.32)	2.36	2.24
Total from Investment Operations	(1.86)	3.18	1.74	(0.13)	2.55	2.42	(1.84)	3.07	1.65	(0.16)	2.45	2.34
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	(0.20)	(0.20)	(0.14)	(0.19)	(0.14)	(0.13)	(0.17)	(0.17)	(0.08)	(0.16)	(0.11)	(0.09)
Total Distributions	(0.20)	(0.20)	(0.14)	(0.19)	(0.14)	(0.13)	(0.17)	(0.17)	(0.08)	(0.16)	(0.11)	(0.09)
Net Asset Value, End of Period	$19.72	$21.78	$18.80	$17.20	$17.52	$15.11	$19.29	$21.30	$18.40	$16.83	$17.15	$14.81

Total Return†	(8.59)%	17.03%	10.17%	(0.74)%	16.96%	19.00%	(8.71)%	16.77%	9.86%	(0.95)%	16.61%	18.74%
Ratios/Supplemental Data
Net Assets End of Period (000)	$4,919	$ 6,653	$8,926	$24,315	$23,527	$21,865	$2,120	$2,496	$2,428	$3,674	$2,860	$2,784
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.87%	0.91%	0.94%	0.94%	0.93%	0.88	%(3)	1.15%	1.18%	1.21%	1.11	%(4)
Ratio of Net Investment Income to Average Net Assets	0.76%	0.81%	0.92%	1.26%	0.84%	0.89%	0.48%	0.58	%(3)	0.66%	0.94%	0.57%	0.71	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.38%	2.24%	1.45%	1.29%	1.25%	1.16%	3.60%	2.57%	1.74%	1.56%	1.52%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.97)%	(0.78)%	0.34%	0.88%	0.53%	0.67%	(2.19)%	(1.11)%	0.07%	0.56%	0.26%	0.39%
Portfolio Turnover Rate	101%	220%	134	%(5)	57%	61%	69%	101%	220%	134	%(5)	57%	61%	69%

Multi-Factor All Cap Fund
Class C
2018	*	201	8	201	7	201	6	201	5	201	4
Net Asset Value, Beginning of Period	$19.49	$16.93	$15.53	$15.89	$13.76	$11.68
Net Investment Income (Loss)(1)	(0.02)	(0.02)	(0.01)	0.05	(0.02)	–
Realized and Unrealized Gain (Loss) on Investments	(1.74)	2.70	1.43	(0.32)	2.20	2.09
Total from Investment Operations	(1.76)	2.68	1.42	(0.27)	2.18	2.09
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	(0.01)	(0.12)	(0.02)	(0.09)	(0.05)	(0.01)
Total Distributions	(0.01)	(0.12)	(0.02)	(0.09)	(0.05)	(0.01)
Net Asset Value, End of Period	$17.72	$19.49	$16.93	$15.53	$15.89	$13.76

Total Return†	(9.02)%	15.89%	9.14%	(1.68)%	15.83%	17.92%
Ratios/Supplemental Data
Net Assets End of Period (000)	$146	$151	$256	$261	$260	$155
Ratio of Expenses to Average Net Assets	1.65%	1.63%	1.85%	1.84%	1.92%	1.85	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)%	(0.13)%	(0.06)%	0.33%	(0.14)%	(0.02	)%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	15.63%	3.21%	2.47%	2.22%	2.22%	2.13%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(14.23)%	(1.71)%	(0.68)%	(0.05)%	(0.44)%	(0.30)%
Portfolio Turnover Rate	101%	220%	134	%(5)	57%	61%	69%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2017, the portfolio turnover rate increased as a result of the change in the Fund’s investment strategy and employment of a multi-factor process in stock selection.

See Notes to Financial Statements.

Multi-Factor Large Cap Growth Fund
Class I	Class A
2018	*	201	8	201	7	201	6	201	5	201	4	2018	*	201	8	201	7	201	6	201	5	201	4
Net Asset Value, Beginning of Period	$ 39.36	$ 32.68	$ 28.43	$ 29.47	$ 25.03	$ 20.42	$ 38.69	$ 32.03	$ 27.89	$ 28.92	$ 24.58	$ 20.02
Net Investment Income(1)	0.10	0.18	0.17	0.23	0.13	0.12	0.04	0.12	0.09	0.16	0.05	0.09
Realized and Unrealized Gain (Loss) on Investments	(0.19)	6.69	4.30	(1.08)	4.42	4.63	(0.17)	6.55	4.20	(1.07)	4.33	4.54
Total from Investment Operations	(0.09)	6.87	4.47	(0.85)	4.55	4.75	(0.13)	6.67	4.29	(0.91)	4.38	4.63
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	–	(0.19)	(0.22)	(0.19)	(0.11)	(0.14)	–	(0.01)	(0.15)	(0.12)	(0.04)	(0.07)
Total Distributions	–	(0.19)	(0.22)	(0.19)	(0.11)	(0.14)	–	(0.01)	(0.15)	(0.12)	(0.04)	(0.07)
Net Asset Value, End of Period	$ 39.27	$ 39.36	$ 32.68	$ 28.43	$ 29.47	$ 25.03	$ 38.56	$ 38.69	$ 32.03	$ 27.89	$ 28.92	$ 24.58

Total Return†	(0.23)%	21.04%	15.83%	(2.89)%	18.20%	23.31%	(0.34)%	20.83%	15.46%	(3.15)%	17.84%	23.16%
Ratios/Supplemental Data
Net Assets End of Period (000)	$87,130	$86,035	$75,156	$69,130	$82,360	$53,738	$14,746	$15,685	$14,591	$27,037	$15,403	$12,973
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.87%	0.93%	0.98%	0.98%	0.93%	0.81	%(3)	1.14%	1.21%	1.26%	1.08	%(4)
Ratio of Net Investment Income to Average Net Assets	0.51%	0.50%	0.57%	0.81%	0.46%	0.53%	0.22%	0.34	%(3)	0.31%	0.59%	0.17%	0.43	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.01%	1.02%	1.12%	1.09%	1.04%	1.11%	1.51%	1.32%	1.41%	1.39%	1.33%	1.39%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.15%	0.13%	0.32%	0.65%	0.40%	0.40%	(0.36)%	(0.17)%	0.04%	0.41%	0.10%	0.12%
Portfolio Turnover Rate	99%	169%	131	%(5)	81%	63%	70%	99%	169%	131	%(5)	81%	63%	70%

	Multi-Factor Large Cap Growth Fund
	Class C
	2018*	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$34.84	$29.05	$25.33		$26.31	$22.44	$18.31
Net Investment Income (Loss)(1)	(0.09)	(0.15)	(0.10)		(0.01)	(0.10)	(0.01)
Realized and Unrealized Gain (Loss) on Investments	(0.16)	5.94	3.82		(0.97)	3.97	4.14
Total from Investment Operations	(0.25)	5.79	3.72		(0.98)	3.87	4.13
Contributions of Capital by Affiliate(1)	–	–	–		–	–	–	**(2)
Net Asset Value, End of Period	$34.59	$34.84	$29.05		$25.33	$26.31	$22.44

Total Return†	(0.72)%	19.93%	14.69%		(3.69)%	17.20%	22.56%
Ratios/Supplemental Data
Net Assets End of Period (000)	$505	$538	$617		$950	$1,311	$283
Ratio of Expenses to Average Net Assets	1.65%	1.59%	1.82%		1.76%	1.85%	1.55	%(4)
Ratio of Net Investment Loss to Average Net Assets	(0.50)%	(0.45)%	(0.38)%		(0.04)%	(0.40)%	(0.04	)%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	5.04%	1.96%	2.07%		1.92%	1.88%	1.89%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.89)%	(0.82)%	(0.63)%		(0.20)%	(0.43)%	(0.38)%
Portfolio Turnover Rate	99%	169%	131	%(5)	81%	63%	70%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.13% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2017, the portfolio turnover rate increased as a result of the change in the Fund’s investment strategy and employment of a multi-factor process in stock selection.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1
u n l e s s o t h e r w i s e i n d i c a t e d

Multi-Factor Large Cap Value Fund
Class I	Class A
2018	*	201	8	201	7	201	6	201	5	201	4	2018	*	201	8	201	7	201	6	201	5	20	14
Net Asset Value, Beginning of Period	$ 24.86	$ 23.13	$ 21.44	$21.96	$ 20.29	$ 16.93	$ 24.84	$ 23.06	$ 21.38	$ 21.92	$ 20.26	$ 16.88
Net Investment Income(1)	0.19	0.36	0.30	0.36	0.21	0.19	0.16	0.32	0.23	0.30	0.15	0.16
Realized and Unrealized Gain (Loss) on Investments	(0.35)	1.66	1.63	(0.54)	1.68	3.37	(0.35)	1.67	1.64	(0.54)	1.67	3.36
Total from Investment Operations	(0.16)	2.02	1.93	(0.18)	1.89	3.56	(0.19)	1.99	1.87	(0.24)	1.82	3.52
Contributions of Capital by Affiliate(1)	–	–	–-	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	(0.31)	(0.29)	(0.24)	(0.34)	(0.22)	(0.20)	(0.31)	(0.21)	(0.19)	(0.30)	(0.16)	(0.14)
Total Distributions	(0.31)	(0.29)	(0.24)	(0.34)	(0.22)	(0.20)	(0.31)	(0.21)	(0.19)	(0.30)	(0.16)	(0.14)
Net Asset Value, End of Period	$ 24.39	$ 24.86	$ 23.13	$ 21.44	$ 21.96	$ 20.29	$ 24.34	$ 24.84	$ 23.06	$ 21.38	$ 21.92	$ 20.26

Total Return†	(0.64)%	8.79%	9.09%	(0.80)%	9.36%	21.15%	(0.78)%	8.65%	8.78%	(1.10)%	9.02%	20.97%
Ratios/Supplemental Data
Net Assets End of Period (000)	$86,411	$88,628	$82,769	$77,554	$90,375	$100,626	$20,362	$21,691	$22,534	$35,716	$24,613	$24,746
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.87%	0.93%	0.98%	0.99%	0.93%	0.81	%(3)	1.15%	1.21%	1.27%	1.14	%(4)
Ratio of Net Investment Income to Average Net Assets	1.53%	1.45%	1.32%	1.71%	1.00%	1.03%	1.25%	1.29	%(3)	1.01%	1.40%	0.73%	0.88	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.00%	0.99%	1.09%	1.03%	1.00%	1.02%	1.40%	1.28%	1.38%	1.31%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.18%	1.11%	1.10%	1.61%	0.98%	1.00%	0.78%	0.82%	0.78%	1.30%	0.70%	0.72%
Portfolio Turnover Rate	66%	122%	141	%(5)	77%	64%	57%	66%	122%	141	%(5)	77%	64%	57%

Multi-Factor Large Cap Value Fund
Class C
2018	*	201	8	201	7	201	6	201	5	201	4
Net Asset Value, Beginning of Period	$24.27	$22.64	$21.00	$21.56	$19.93	$16.61
Net Investment Income(1)	0.07	0.14	0.09	0.18	0.03	0.06
Realized and Unrealized Gain (Loss) on Investments	(0.34)	1.62	1.61	(0.53)	1.66	3.29
Total from Investment Operations	(0.27)	1.76	1.70	(0.35)	1.69	3.35
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	(0.19)	(0.13)	(0.06)	(0.21)	(0.06)	(0.03)
Total Distributions	(0.19)	(0.13)	(0.06)	(0.21)	(0.06)	(0.03)
Net Asset Value, End of Period	$23.81	$24.27	$22.64	$21.00	$21.56	$19.93

Total Return†	(1.11)%	7.79%	8.11%	(1.64)%	8.52%	20.21%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 247	$ 235	$ 176	$ 186	$ 212	$ 173
Ratio of Expenses to Average Net Assets	1.65%	1.56%	1.77%	1.78%	1.84%	1.71	%(4)
Ratio of Net Investment Income to Average Net Assets	0.54%	0.57%	0.40%	0.85%	0.15%	0.30	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	11.01%	1.90%	2.00%	1.88%	1.87%	1.86%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(8.82)%	0.23%	0.17%	0.75%	0.12%	0.15%
Portfolio Turnover Rate	66%	122%	141	%(5)	77%	64%	57%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2017, the portfolio turnover rate increased as a result of the change in the Fund’s investment strategy and employment of a multi-factor process in stock selection.

See Notes to Financial Statements.

Multi-Factor Small Cap Core Fund
Class I	Class A
2018	*	201	8	2017	2016	201	5	201	4	2018	*	201	8	201	7	201	6	201	5	201	4
Net Asset Value, Beginning of Period	$ 27.73	$ 24.20	$ 20.46	$ 21.20	$ 18.38	$ 15.39	$ 27.51	$ 24.01	$ 20.31	$ 21.06	$ 18.29	$ 15.33
Net Investment Income(1)	0.08	0.07	0.10	0.11	0.06	(0.01)	0.05	0.02	0.03	0.05	–	**	(0.06)
Realized and Unrealized Gain (Loss) on Investments	(1.85)	3.84	3.77	(0.79)	2.80	3.08	(1.84)	3.80	3.74	(0.78)	2.79	3.06
Total from Investment Operations	(1.77)	3.91	3.87	(0.68)	2.86	3.07	(1.79)	3.82	3.77	(0.73)	2.79	3.00
Dividends from Net Investment Income	–	(0.06)	(0.13)	(0.04)	(0.04)	(0.08)	–	–	(0.07)	–	(0.02)	(0.04)
Distributions from Net Realized Gains	–	(0.32)	–	(0.02)	–	–	–	(0.32)	–	(0.02)	–	–
Total Distributions	–	(0.38)	(0.13)	(0.06)	(0.04)	(0.08)	–	(0.32)	(0.07)	(0.02)	(0.02)	(0.04)
Net Asset Value, End of Period	$ 25.96	$ 27.73	$ 24.20	$ 20.46	$ 21.20	$ 18.38	$ 25.72	$ 27.51	$ 24.01	$ 20.31	$ 21.06	$ 18.29

Total Return†	(6.38)%	16.22%	18.91%	(3.20)%	15.59%	19.93%	(6.51)%	15.96%	18.58%	(3.48)%	15.25%	19.57%
Ratios/Supplemental Data
Net Assets End of Period (000)	$302,252	$417,276	$269,061	$112,055	$60,168	$32,973	$78,344	$99,368	$93,305	$71,831	$56,528	$6,098
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.93%	0.95%	1.13%	1.07	%(2)	1.15%	1.12%	1.20%	1.23	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.59%	0.28%	0.41%	0.56%	0.32%	(0.05)%	0.35%	0.06	%(2)	0.15%	0.27%	0.00%	(0.33	)%(3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.94%	0.97%	1.14%	1.19%	1.22%	1.36%	1.36%	1.27%	1.43%	1.46%	1.48%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.50%	0.16%	0.12%	0.22%	0.03%	(0.46)%	0.12%	(0.14)%	(0.13)%	(0.07)%	(0.28)%	(0.75)%
Portfolio Turnover Rate	41%	68%	82%	77%	92%	102%	41%	68%	82%	77%	92%	102%

Multi-Factor Small Cap Core Fund
Class C	Class R6
2018	*	201	8	2017	(4)	2018	(5)
Net Asset Value, Beginning of Period	$27.46	$24.15	$22.10	$ 28.33
Net Investment Loss(1)	(0.04)	(0.19)	(0.11)	0.07
Realized and Unrealized Gain (Loss) on Investments	(1.84)	3.82	2.29	(2.44)
Total from Investment Operations	(1.88)	3.63	2.18	(2.37)
Dividends from Net Investment Income	–	–	(0.13)	–
Distributions from Net Realized Gains	–	(0.32)	–	–
Total Distributions	–	(0.32)	(0.13)	–
Net Asset Value, End of Period	$25.58	$27.46	$24.15	$ 25.96

Total Return†	(6.85)%	15.08%	9.86%	(8.37)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,331	$1,257	$ 599	$63,349
Ratio of Expenses to Average Net Assets	1.85%	1.85%	1.87%	0.84%
Ratio of Net Investment Loss to Average Net Assets	(0.33)%	(0.71)%	(0.71)%	1.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	3.93%	1.97%	2.18%	0.97%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(2.41)%	(0.83)%	(1.02)%	1.36%
Portfolio Turnover Rate	41%	68%	82%	41%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(4)

Class C ceased operations on June 4, 2012 and re-commenced operations on October 3, 2016; therefore, no information is presented for the 2013 through 2016 fiscal years. All ratios for the fiscal year ended May 31, 2017 have been annualized. Total return for the fiscal year ended May 31, 2017 has not been annualized.

(5)	Class R6 commenced operations on June 11, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1
u n l e s s o t h e r w i s e i n d i c a t e d

Multi-Factor Small Cap Growth Fund
Class I	Class A
2018	*	2018	201	7	201	6	201	5	20	14	2018	*	201	8	201	7	201	6	201	5	20	14
Net Asset Value, Beginning of Period	$ 26.37	$ 23.01	$ 19.64	$ 20.91	$ 18.41	$ 15.67	$ 25.82	$ 22.53	$ 19.29	$ 20.58	$ 18.17	$ 15.46
Net Investment Income (Loss)(1)	(0.02)	(0.07)	0.11	0.01	(0.04)	(0.02)	(0.06)	(0.12)	0.05	(0.05)	(0.09)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	(0.38)	4.63	3.26	(0.75)	3.25	2.81	(0.37)	4.54	3.19	(0.74)	3.21	2.77
Total from Investment Operations	(0.40)	4.56	3.37	(0.74)	3.21	2.79	(0.43)	4.42	3.24	(0.79)	3.12	2.71
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	–	(0.10)	–	(0.03)	–	(0.05)	–	(0.03)	–	–	–	**	–
Distributions from Net Realized Gains	–	(1.10)	–	(0.50)	(0.71)	–	–	(1.10)	–	(0.50)	(0.71)	–
Total Distributions	–	(1.20)	–	(0.53)	(0.71)	(0.05)	–	(1.13)	–	(0.50)	(0.71)	–
Net Asset Value, End of Period	$ 25.97	$ 26.37	$ 23.01	$ 19.64	$ 20.91	$ 18.41	$ 25.39	$ 25.82	$ 22.53	$ 19.29	$ 20.58	$ 18.17

Total Return†	(1.52)%	20.21%	17.16%	(3.63)%	17.83%	17.79%	(1.67)%	20.00%	16.80%	(3.87)%	17.51%	17.54%

Ratios/Supplemental Data
Net Assets End of Period (000)	$94,047	$102,142	$94,220	$49,112	$17,115	$11,841	$44,850	$49,977	$44,020	$37,139	$23,806	$20,193
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.93%	0.95%	1.13%	1.07	%(3)	1.15%	1.12%	1.20%	1.12	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14)%	(0.27)%	0.53%	0.06%	(0.20)%	(0.14)%	(0.41)%	(0.49	)%(3)	0.23%	(0.24)%	(0.47)%	(0.32	)%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.98%	1.08%	1.27%	1.45%	1.56%	1.76%	1.42%	1.38%	1.57%	1.72%	1.85%	2.02%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.27)%	(0.50)%	0.11%	(0.54)%	(0.83)%	(0.95)%	(0.70)%	(0.80)%	(0.19)%	(0.84)%	(1.12)%	(1.22)%
Portfolio Turnover Rate	46%	92%	94%	66%	82%	85%	46%	92%	94%	66%	82%	85%

Multi-Factor Small Cap Growth Fund
Class C	Class R6
2018	*	2018	2017	2016	2015	2014	2018	(5)
Net Asset Value, Beginning of Period	$24.80	$21.83	$18.82	$20.22	$17.98	$15.41	$27.09
Net Investment Loss(1)	(0.15)	(0.29)	(0.10)	(0.16)	(0.22)	(0.18)	–	**
Realized and Unrealized Gain (Loss) on Investments	(0.35)	4.36	3.11	(0.74)	3.17	2.75	(1.12)
Total from Investment Operations	(0.50)	4.07	3.01	(0.90)	2.95	2.57	(1.12)
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–
Distributions from Net Realized Gains	–	(1.10)	–	(0.50)	(0.71)	–	–
Total Distributions	–	(1.10)	–	(0.50)	(0.71)	–	–
Net Asset Value, End of Period	$24.30	$24.80	$21.83	$18.82	$20.22	$17.98	$25.97

Total Return†	(2.02)%	19.02%	15.99%	(4.49)%	16.74%	16.68%	(3.99)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$5,628	$7,113	$8,568	$7,595	$1,318	$ 258	$ 9,308
Ratio of Expenses to Average Net Assets	1.85%	1.85%	1.85%	1.77%	1.87%	1.86	%(4)	0.84%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.14)%	(1.25)%	(0.47)%	(0.84)%	(1.16)%	(1.05	)%(4)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.51%	2.09%	2.28%	2.37%	2.42%	2.70%	1.21%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.80)%	(1.49)%	(0.90)%	(1.44)%	(1.71)%	(1.89)%	(0.36)%
Portfolio Turnover Rate	46%	92%	94%	66%	82%	85%	46%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

** Amount	represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)	Class R6 commenced operations on June 11, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund
Class I	Class A
2018	*	201	8	201	7	201	6	201	5	201	4	2018	*	201	8	201	7	201	6	201	5	2014
Net Asset Value, Beginning of Period	$24.94	$ 22.18	$ 19.89	$21.47	$19.08	$16.09	$22.90	$20.38	$18.32	$19.81	$17.62	$14.84
Net Investment Income(1)	0.13	0.34	0.43	0.49	0.42	0.22	0.09	0.26	0.34	0.40	0.34	0.18
Realized and Unrealized Gain (Loss) on Investments	(2.53)	2.92	2.42	(1.68)	2.16	3.04	(2.32)	2.70	2.22	(1.56)	1.99	2.82
Total from Investment Operations	(2.40)	3.26	2.85	(1.19)	2.58	3.26	(2.23)	2.96	2.56	(1.16)	2.33	3.00
Contributions of Capital by Affiliate(1)	–	–	–	–	–	0.01	(2)	–	–	–	–	–	0.01	(2)
Dividends from Net Investment Income	–	(0.50)	(0.56)	(0.39)	(0.19)	(0.28)	–	(0.44)	(0.50)	(0.33)	(0.14)	(0.23)
Total Distributions	–	(0.50)	(0.56)	(0.39)	(0.19)	(0.28)	–	(0.44)	(0.50)	(0.33)	(0.14)	(0.23)
Net Asset Value, End of Period	$22.54	$ 24.94	$22.18	$19.89	$21.47	$19.08	$20.67	$22.90	$20.38	$18.32	$19.81	$17.62

Total Return†	(9.62)%	14.82%	14.13%	(5.49)%	13.57%	20.36%	(9.74)%	14.61%	13.79%	(5.79)%	13.26%	20.34%
Ratios/Supplemental Data
Net Assets End of Period (000)	$12,264	$14,070	$16,608	$13,442	$16,038	$9,639	$9,479	$11,225	$12,037	$11,351	$13,454	$13,673
Ratio of Expenses to Average Net Assets	0.86%	0.86%	0.86%	0.85%	1.02%	1.25%	1.15%	1.06	%(3)	1.15%	1.12%	1.30%	1.32	%(4)
Ratio of Net Investment Income to Average Net Assets	1.05%	1.43%	1.94%	2.49%	2.04%	1.18%	0.76%	1.21	%(3)	1.68%	2.21%	1.80%	1.09	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.56%	1.60%	1.63%	1.55%	1.68%	1.99%	1.84%	1.89%	1.90%	1.84%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.35%	0.73%	1.20%	1.71%	1.51%	0.75%	(0.08)%	0.43%	0.94%	1.43%	1.26%	0.46%
Portfolio Turnover Rate	45%	93%	106%	105%	94%	109%	45%	93%	106%	105%	94%	109%

Multi-Factor Small Cap Value Fund
Class C
2018	*	201	8	201	7	201	6	201	5	2014
Net Asset Value, Beginning of Period	$ 20.30	$18.12	$16.35	$17.72	$15.76	$13.31
Net Investment Income(1)	–	**	0.11	0.19	0.25	0.19	0.06
Realized and Unrealized Gain (Loss) on Investments	(2.04)	2.37	1.96	(1.38)	1.80	2.52
Total from Investment Operations	(2.04)	2.48	2.15	(1.13)	1.99	2.58
Contributions of Capital by Affiliate(1)	–	–	–	–	–	0.01	(2)
Dividends from Net Investment Income	–	(0.30)	(0.38)	(0.24)	(0.03)	(0.14)
Total Distributions	–	(0.30)	(0.38)	(0.24)	(0.03)	(0.14)
Net Asset Value, End of Period	$ 18.26	$20.30	$18.12	$16.35	$17.72	$15.76

Total Return†	(10.05)%	13.74%	13.00%	(6.30)%	12.67%	19.51%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 737	$ 852	$1,258	$1,550	$1,511	$1,495
Ratio of Expenses to Average Net Assets	1.86%	1.79%	1.81%	1.75%	1.94%	1.99	%(4)
Ratio of Net Investment Income to Average Net Assets	0.04%	0.58%	1.07%	1.57%	1.11%	0.42	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	5.22%	2.49%	2.56%	2.53%	2.47%	2.57%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.32)%	(0.12)%	0.32%	0.79%	0.58%	(0.16)%
Portfolio Turnover Rate	45%	93%	106%	105%	94%	109%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1
u n l e s s o t h e r w i s e i n d i c a t e d

Small Cap Fund
Class I	Class A
2018	*	2018	2017	2016	201	5	201	4	2018	*	201	8	201	7	201	6	201	5	20	14
Net Asset Value, Beginning of Period	$ 24.77	$ 22.79	$ 21.07	$22.53	$ 20.21	$ 17.91	$ 23.83	$ 22.05	$ 20.44	$ 21.90	$ 19.69	$ 17.51
Net Investment Income (Loss)(1)	0.07	(0.02)	–	**	(0.03)	0.07	(0.01)	0.03	(0.07)	(0.06)	(0.10)	–	**	(0.06)
Realized and Unrealized Gain (Loss) on Investments	(1.57)	4.45	1.72	(1.17)	2.68	2.59	(1.51)	4.30	1.67	(1.13)	2.63	2.52
Total from Investment Operations	(1.50)	4.43	1.72	(1.20)	2.75	2.58	(1.48)	4.23	1.61	(1.23)	2.63	2.46
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Dividends from Net Investment Income	–	–	–	(0.03)	(0.01)	–	–	–	–	–	–	–
Distributions from Net Realized Gains	–	(2.45)	–	(0.23)	(0.42)	(0.28)	–	(2.45)	–	(0.23)	(0.42)	(0.28)
Total Distributions	–	(2.45)	–	(0.26)	(0.43)	(0.28)	–	(2.45)	–	(0.23)	(0.42)	(0.28)
Net Asset Value, End of Period	$ 23.27	$ 24.77	$ 22.79	$21.07	$ 22.53	$ 20.21	$ 22.35	$ 23.83	$ 22.05	$ 20.44	$ 21.90	$ 19.69

Total Return†	(6.06)%	19.78%	8.16%	(5.34)%	13.78%	14.39%	(6.21)%	19.52%	7.88%	(5.62)%	13.50%	14.03%
Ratios/Supplemental Data
Net Assets End of Period (000)	$409,068	$511,204	$794,173	$1,045,985	$565,795	$375,901	$31,559	$40,545	$45,033	$65,491	$68,302	$61,134
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	1.27%	1.22	%(3)	1.24%	1.28%	1.29%	1.29	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.51%	(0.07)%	0.00%	(0.16)%	0.32%	(0.06)%	0.22%	(0.32	)%(3)	(0.29)%	(0.48)%	(0.02)%	(0.30	)%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.12%	1.07%	1.08%	1.10%	1.15%	1.28%	1.54%	1.32%	1.34%	1.39%	1.45%	1.58%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.38%	(0.15)%	(0.09)%	(0.27)%	0.16%	(0.35)%	(0.05)%	(0.42)%	(0.39)%	(0.59)%	(0.18)%	(0.59)%
Portfolio Turnover Rate	17%	24%	42%	15%	23%	24%	17%	24%	42%	15%	23%	24%

Small Cap Fund
Class C
2018	*	201	8	201	7	201	6	201	5	201	4
Net Asset Value, Beginning of Period	$21.22	$ 20.02	$ 18.69	$ 20.17	$ 18.29	$ 16.40
Net Investment Loss(1)	(0.05)	(0.23)	(0.20)	(0.21)	(0.13)	(0.19)
Realized and Unrealized Gain (Loss) on Investments	(1.33)	3.88	1.53	(1.04)	2.43	2.36
Total from Investment Operations	(1.38)	3.65	1.33	(1.25)	2.30	2.17
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)
Distributions from Net Realized Gains	–	(2.45)	–	(0.23)	(0.42)	(0.28)
Total Distributions	–	(2.45)	–	(0.23)	(0.42)	(0.28)
Net Asset Value, End of Period	$19.84	$ 21.22	$ 20.02	$ 18.69	$ 20.17	$ 18.29

Total Return†	(6.50)%	18.56%	7.12%	(6.21)%	12.72%	13.21%
Ratios/Supplemental Data
Net Assets End of Period (000)	$15,103	$17,717	$21,688	$28,220	$21,015	$17,802
Ratio of Expenses to Average Net Assets	1.99%	1.99%	1.99%	1.95%	1.95%	1.99	%(4)
Ratio of Net Investment Loss to Average Net Assets	(0.48)%	(1.08)%	(1.02)%	(1.12)%	(0.66)%	(1.02	)%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.32%	2.07%	2.08%	2.06%	2.11%	2.28%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.81)%	(1.16)%	(1.11)%	(1.23)%	(0.82)%	(1.31)%
Portfolio Turnover Rate	17%	24%	42%	15%	23%	24%

*	For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

** Amount	represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.02% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 34.0%
Communication Services — 2.1%
Alphabet, Cl A*	76	$ 84
Boingo Wireless*	105	3
Cars.com*	129	3
Cogent Communications Holdings	80	4
Comcast, Cl A	2,714	106
Facebook, Cl A*	322	45
Match Group*	106	4
Omnicom Group	572	44
Shenandoah Telecommunications	108	6
United States Cellular*	76	4
Verizon Communications	1,217	74

		377

Consumer Discretionary — 3.5%
Amazon.com*	59	100
AutoZone*	20	16
Bright Horizons Family Solutions*	56	7
Burlington Stores*	104	17
Cavco Industries*	30	5
Churchill Downs	26	7
Discovery, Cl A*	613	19
Dollar General	200	22
Dorman Products*	131	12
Five Below*	175	18
Fox Factory Holding*	251	16
Home Depot	648	117
Hooker Furniture	96	3
Installed Building Products*	144	6
Kohl’s	1,120	75
LCI Industries	135	10
Lithia Motors, Cl A	92	8
Madison Square Garden, Cl A*	48	13
McDonald’s	539	102
Ollie’s Bargain Outlet Holdings*	76	7
Oxford Industries	37	3
Sally Beauty Holdings*	344	7
Stamps.com*	24	4
Steven Madden	132	4
Texas Roadhouse	77	5
Weight Watchers International*	78	4
Williams-Sonoma	110	6
Wingstop	94	6

		619

Consumer Staples — 2.0%
Altria Group	1,425	78
Cal-Maine Foods	99	5
Church & Dwight	320	21
Costco Wholesale	79	18
Kimberly-Clark	704	81
Lamb Weston Holdings	280	21
McCormick	139	21
PepsiCo	728	89
Universal	78	5
WD-40	35	6

		345

Energy — 1.0%
Chevron	377	45

	Number of Shares	Fair Value (000)

ConocoPhillips	824	$ 55
CVR Energy	114	4
KLX Energy Services Holdings*	48	1
Matador Resources*	111	2
Occidental Petroleum	866	61
Peabody Energy	117	4
Southwestern Energy*	1,105	5

		177

Financials — 7.4%
Allegiance Bancshares*	70	3
Ameriprise Financial	350	45
AMERISAFE	111	7
Artisan Partners Asset Management, Cl A	197	5
BancorpSouth Bank	113	4
Bank of America	3,969	113
BankUnited	65	2
BB&T	936	48
Cathay General Bancorp	108	4
Credit Acceptance*	41	17
Cullen	405	41
Diamond Hill Investment Group*	30	5
E*TRADE Financial	284	15
FCB Financial Holdings, Cl A*	76	3
First Financial Bancorp	148	4
First Horizon National	213	4
First Merchants	75	3
Guaranty Bancorp	84	2
Hancock Whitney	45	2
Hanover Insurance Group	19	2
Home BancShares	366	7
Huntington Bancshares	5,772	84
JPMorgan Chase	1,395	155
LegacyTexas Financial Group	230	9
Mastercard, Cl A	152	31
Morgan Stanley	1,464	65
National General Holdings	426	11
Old National Bancorp	248	5
Pacific Premier Bancorp*	107	3
PRA Group*	461	14
Principal Financial Group	1,397	69
Provident Financial Services	89	2
Prudential Financial	962	90
Regions Financial	877	14
Renasant	70	3
RLI	185	14
S&P Global	109	20
Selective Insurance Group	90	6
South State	63	5
SunTrust Banks	1,592	100
Synovus Financial	950	36
T. Rowe Price Group	922	92
U.S. Bancorp	1,397	76
UMB Financial	87	6
United Bankshares	121	4
Veritex Holdings*	133	3
WesBanco	72	3
Wintrust Financial	28	2
WSFS Financial	74	3

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Financials — continued
Zions Bancorp NA	982	$48

		1,309

Healthcare — 5.4%
Abbott Laboratories	783	58
AbbVie	545	51
ACADIA Pharmaceuticals*	343	7
Amgen	511	106
AMN Healthcare Services*	367	23
Baxter International	422	29
Biogen*	66	22
Bristol-Myers Squibb	1,069	57
Cantel Medical	51	4
Catalent*	52	2
Centene*	120	17
Cerus*	516	3
Corcept Therapeutics*	392	6
Eli Lilly	544	65
Encompass Health	30	2
ICU Medical*	9	2
Intuitive Surgical*	53	28
Johnson & Johnson	684	101
Loxo Oncology*	26	4
Luminex	171	5
Medpace Holdings*	84	5
Merck	1,398	111
Neogen*	128	8
PetIQ*	27	1
Pfizer	2,656	123
PRA Health Sciences*	29	3
Providence Service*	32	2
Retrophin*	180	5
Sarepta Therapeutics*	49	6
Supernus Pharmaceuticals*	111	5
UnitedHealth Group	187	53
Vanda Pharmaceuticals*	298	8
Vericel*	136	2
WellCare Health Plans*	99	25

		949

Industrials — 3.9%
Alamo Group	107	9
ASGN*	217	15
Barnes Group	50	3
Boeing	272	94
Caterpillar	253	34
Comfort Systems USA	79	4
CSX	397	29
Curtiss-Wright	39	4
Dun & Bradstreet	23	3
Dycom Industries*	78	5
EnerSys	123	11
Exponent	293	15
H&E Equipment Services	192	4
HEICO	268	23
Honeywell International	545	80
Insperity	152	15
John Bean Technologies	92	8
Landstar System	32	3
Lockheed Martin	182	55

	Number of Shares	Fair Value (000)

Moog, Cl A	78	$7
MSA Safety	54	6
Norfolk Southern	134	23
Northrop Grumman	59	15
Patrick Industries*	154	6
Raytheon	89	16
RBC Bearings*	15	2
Regal Beloit	50	4
REV Group	344	4
Rexnord*	142	4
Simpson Manufacturing	99	6
TriNet Group*	87	4
UniFirst	20	3
United Rentals*	100	12
United Technologies	506	62
Universal Forest Products	273	8
Vicor*	60	2
WageWorks*	306	10
Waste Management	784	73
Willdan Group*	104	4

		685

Information Technology — 5.0%
Alteryx, Cl A*	58	3
Amphenol, Cl A	180	16
Apple	766	137
Aspen Technology*	30	3
Automatic Data Processing	204	30
CACI International, Cl A*	17	3
Carbonite*	197	5
CDW	392	36
Cisco Systems	3,633	174
CoreLogic*	55	2
Envestnet*	197	11
ePlus*	169	14
Intel	1,498	74
Littelfuse	23	4
Microsoft	1,057	117
Motorola Solutions	185	24
NCR*	243	7
Paychex	602	43
Qualys*	30	2
RealPage*	189	10
Science Applications International	57	4
Silicon Laboratories*	43	4
Tech Data*	81	7
Texas Instruments	727	73
Total System Services	373	33
Tyler Technologies*	37	7
Vishay Intertechnology	167	3
WEX*	50	8
Zebra Technologies, Cl A*	130	23

		877

Materials — 1.1%
Air Products & Chemicals	341	55
Balchem	113	10
Carpenter Technology	53	2
Celanese	784	79
Commercial Metals	102	2

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
Eastman Chemical	237	$19
HB Fuller	81	4
Minerals Technologies	50	3
Neenah	93	6
Silgan Holdings	162	4
Worthington Industries	165	7

		191

Real Estate — 1.2%
Agree Realty REIT	106	6
CBRE Group, Cl A*	449	20
Essex Property Trust REIT	196	52
Extra Space Storage REIT	602	58
InfraREIT	141	3
PotlatchDeltic REIT	123	5
PS Business Parks REIT	17	2
RE/MAX Holdings, Cl A	180	6
Simon Property Group REIT	239	44
Xenia Hotels & Resorts REIT	293	6

		202

Utilities — 1.4%
American Electric Power	586	45
American Water Works	657	63
NextEra Energy	403	73
ONE Gas	63	5
SJW Group	47	3
Xcel Energy	1,117	59

		248

Total Common Stocks
(Cost $4,582)		5,979

FOREIGN COMMON STOCKS — 3.2%
Consumer Discretionary — 0.5%
Carnival (Panama)	1,341	81
Helen of Troy (Bermuda)*	65	9

		90

Energy — 1.7%
GasLog (Bermuda)	177	3
Royal Dutch Shell PLC, ADR, ClA (United Kingdom)	1,440	87
Suncor Energy (Canada)	1,271	41
TOTAL SA, ADR (France)	1,508	84
TransCanada (Canada)	1,930	79

		294

Financials — 0.0%
Popular (Puerto Rico)	99	6

Industrials — 0.1%
Ingersoll-Rand PLC (Ireland)	220	23

Information Technology — 0.5%
Broadcom (Singapore)	224	53
Cardtronics PLC, Cl A (United Kingdom)*	110	4
EVERTEC (Puerto Rico)	120	3
Novanta (Canada)*	31	2
TE Connectivity (Switzerland)	244	19

	Number of Shares	Fair Value (000)
		$81

Materials — 0.2%
LyondellBasell Industries NV, Cl A (Netherlands)	391	36

Real Estate — 0.2%
Colliers International Group (Canada)	142	10
FirstService (Canada)	188	14

		24

Total Foreign Common Stocks (Cost $527)		554

EXCHANGE-TRADED FUNDS — 13.7%
iShares MSCI EAFE Value ETF†#	28,153	1,364
SPDR® S&P 500® ETF Trust	3,801	1,048

Total Exchange-Traded Funds (Cost $2,187)		2,412

MASTER LIMITED PARTNERSHIP — 0.0%
Energy — 0.0%
Hi-Crush Partners LP	285	2

Total Master Limited Partnership (Cost $3)		2

MUTUAL FUND — 8.1%
PNC International Growth Fund, Class I Shares†	107,958	1,428

Total Mutual Fund (Cost $1,107)		1,428

	Par (000)
ASSET-BACKED SECURITIES — 2.3%
Automotive — 1.6%
BMW Vehicle Owner Trust, Series 2018-A, Cl A4 2.510%, 06/25/24	$20	20
Fifth Third Auto Trust, Series 2017-1, Cl A3 1.800%, 02/15/22	25	25
Ford Credit Auto Lease Trust, Series 2017-B, Cl A2A 1.800%, 06/15/20	14	14
Ford Credit Auto Owner Trust, Series 2016-A, Cl A3 1.390%, 07/15/20	6	6
Ford Credit Auto Owner Trust, Series 2017-C, Cl A4 2.160%, 03/15/23	15	15
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Cl A3 2.320%, 07/18/22	25	25

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — continued
Automotive — continued
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	$70	$69
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	60	59
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3 2.120%, 04/18/22	30	29
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	30	29

		291

Credit Cards — 0.7%
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	35	34
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	50	49
Discover Card Execution Note Trust,
Series 2018-A5, Cl A5 3.320%, 03/15/24	35	35

		118

Total Asset-Backed Securities (Cost $415)		409

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2 3.194%, 07/25/27	110	107

Total Commercial Mortgage-Backed Security (Cost $111)		107

CORPORATE BONDS — 17.4%
Automotive — 0.4%
Ford Motor 4.346%, 12/08/26	25	22
General Motors 6.600%, 04/01/36	10	10
General Motors Financial 3.950%, 04/13/24	20	19
Goodyear Tire & Rubber 4.875%, 03/15/27	15	14

		65

Cable — 1.0%
21st Century Fox America 6.900%, 03/01/19	55	55
Charter Communications Operating LLC 6.384%, 10/23/35	35	36
Comcast 4.950%, 10/15/58	15	15
3.900%, 03/01/38	30	27

	Par (000)	Fair Value (000)

NBCUniversal Media LLC 4.375%, 04/01/21	$35	$36

		169

Consumer Discretionary — 0.6%
Cedar Fair LP 5.375%, 04/15/27	10	10
Hilton Worldwide Finance LLC 4.625%, 04/01/25	15	14
Netflix 4.875%, 04/15/28	30	28
Royal Caribbean Cruises 3.700%, 03/15/28	20	18
Toll Brothers Finance 4.350%, 02/15/28	30	26

		96

Consumer Staples — 0.3%
Kroger 6.150%, 01/15/20	40	41
4.450%, 02/01/47	10	9

		50

Energy — 2.7%
Andeavor LLC 5.375%, 10/01/22	25	25
BP Capital Markets PLC
3.224%, 04/14/24	40	39
Cheniere Energy Partners LP 5.625%, 10/01/26 144A	20	20
ConocoPhillips 6.500%, 02/01/39	15	18
DCP Midstream Operating LP 5.375%, 07/15/25	25	25
Energy Transfer LP 5.500%, 06/01/27	35	35
Energy Transfer Operating LP 6.125%, 12/15/45	15	14
4.050%, 03/15/25	15	14
Enterprise Products Operating LLC 4.800%, 02/01/49	20	19
2.850%, 04/15/21	25	25
EQT 3.900%, 10/01/27	30	26
HollyFrontier 5.875%, 04/01/26	35	36
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	25	28
Marathon Petroleum 4.500%, 04/01/48 144A	20	17
MPLX LP 4.500%, 04/15/38	15	13
Petroleos Mexicanos 4.250%, 01/15/25	25	22
Phillips 66 4.650%, 11/15/34	15	14
Range Resources 5.000%, 08/15/22	20	19
Southwestern Energy 6.200%, 01/23/25	20	19

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Energy — continued
TransCanada PipeLines
6.200%, 10/15/37	$10	$11
Valero Energy
3.400%, 09/15/26	25	23
Western Gas Partners LP
4.750%, 08/15/28	20	19

		481

Financials — 5.7%
American Express
3.000%, 10/30/24	15	14
Bank of America
6.250%, (A) (B)	25	26
Bank of America (MTN)
4.450%, 03/03/26	30	29
4.200%, 08/26/24	50	49
3.499%, 05/17/22 (A)	20	20
Bank of Nova Scotia
2.500%, 01/08/21	35	34
BNY Mellon
3.400%, 05/15/24	20	20
Capital One Financial
3.300%, 10/30/24	10	9
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	25	25
Citigroup
6.250%, (A) (B)	15	15
4.450%, 09/29/27	50	48
2.876%, 07/24/23 (A)	50	48
Credit Suisse AG (GMTN)
5.400%, 01/14/20	30	31
Goldman Sachs Group
3.200%, 02/23/23	40	39
2.350%, 11/15/21	40	38
HSBC Holdings PLC
5.100%, 04/05/21	35	36
John Deere Capital (MTN)
2.150%, 09/08/22	25	24
JPMorgan Chase
6.100%, (A) (B)	20	20
4.625%, (A) (B)	20	18
4.023%, 12/05/24 (A)	15	15
3.882%, 07/24/38 (A)	15	13
2.400%, 06/07/21	35	34
Morgan Stanley (GMTN)
4.000%, 07/23/25	35	34
2.500%, 04/21/21	45	44
Morgan Stanley (MTN)
4.100%, 05/22/23	20	20
2.625%, 11/17/21	15	15
Royal Bank of Canada
2.100%, 10/14/20	80	78
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	40	40
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	25	24
Sumitomo Mitsui Financial Group
3.102%, 01/17/23	80	78
Visa
4.150%, 12/14/35	20	20

	Par (000)	Fair Value (000)

Wells Fargo 3.069%, 01/24/23	$15	$15
Wells Fargo (MTN) 4.100%, 06/03/26	15	14
Westpac Banking 5.000%, (A) (B)	15	13

		1,000

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch LLC 4.700%, 02/01/36 144A	40	38
Constellation Brands 3.875%, 11/15/19	20	20
Kraft Heinz Foods 5.200%, 07/15/45	15	13

		71

Healthcare — 1.2%
AbbVie 3.200%, 05/14/26	40	37
Allergan Funding SCS 3.450%, 03/15/22	25	24
Amgen 4.400%, 05/01/45	15	14
2.650%, 05/11/22	15	14
CVS Health 3.500%, 07/20/22	30	30
Gilead Sciences 1.850%, 09/20/19	20	20
Johnson & Johnson 3.550%, 03/01/36	30	28
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	25	25
Teva Pharmaceutical Finance III BV 3.150%, 10/01/26	20	16

		208

Industrials — 1.3%
Cintas No 2 4.300%, 06/01/21	25	26
CNH Industrial Capital LLC 4.375%, 04/05/22	10	10
CNH Industrial NV 4.500%, 08/15/23	30	30
KLX 5.875%, 12/01/22 144A	25	26
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	25	25
PulteGroup 7.875%, 06/15/32	25	26
Spirit AeroSystems 4.600%, 06/15/28	20	19
United Continental Holdings 4.250%, 10/01/22	50	49
United Rentals North America 4.875%, 01/15/28	25	22

		233

Information Technology — 0.2%
VeriSign 4.625%, 05/01/23	35	35

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Insurance — 0.5%
Berkshire Hathaway Finance 4.200%, 08/15/48	$15	$14
MetLife 6.400%, 12/15/36	20	20
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	25	26
XLIT 4.450%, 03/31/25	25	25

		85

Materials — 0.6%
ArcelorMittal 6.250%, 02/25/22	30	32
DowDuPont 5.319%, 11/15/38	10	10
3.766%, 11/15/20	10	10
Sherwin-Williams 2.750%, 06/01/22	25	24
Yamana Gold 4.950%, 07/15/24	35	34

		110

Real Estate — 0.4%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	20	20
Spirit Realty LP 4.450%, 09/15/26	30	28
VEREIT Operating Partnership LP 3.950%, 08/15/27	30	28

		76

Retail — 0.4%
Hanesbrands 4.625%, 05/15/24 144A	10	9
Penske Automotive Group 5.375%, 12/01/24	25	24
Walmart 5.625%, 04/01/40	10	12
Wolverine World Wide 5.000%, 09/01/26 144A	30	28

		73

Technology — 0.7%
Amphenol 2.550%, 01/30/19	30	30
Apple 3.850%, 05/04/43	25	23
KLA-Tencor 4.125%, 11/01/21	45	46
Microsoft 3.450%, 08/08/36	35	32

		131

Telecommunications — 0.5%
AT&T 5.700%, 03/01/57	15	14
5.250%, 03/01/37	20	19

	Par (000)	Fair Value (000)
Nokia OYJ 3.375%, 06/12/22	$5	$5
T-Mobile USA 4.500%, 02/01/26	20	19
Verizon Communications
5.250%, 03/16/37	35	36

		93

Transportation — 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	25	27
FedEx 3.900%, 02/01/35	15	13

		40

Utilities — 0.3%
Alabama Power 2.450%, 03/30/22	20	19
American Electric Power
2.150%, 11/13/20	25	24
Berkshire Hathaway Energy 3.800%, 07/15/48	10	9

		52

Total Corporate Bonds (Cost $3,166)		3,068

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	30	34

Total Municipal Bond (Cost $34)		34

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 10.2%
Federal Home Loan Mortgage Corporation — 0.7%
4.000%, 10/01/43	39	39
4.000%, 10/01/44	73	74

		113

Federal National Mortgage Association — 8.7%
5.500%, 07/01/33	2	2
5.500%, 05/01/35	13	14
5.000%, 08/01/40	48	50
4.500%, 06/01/40	63	65
4.500%, 03/01/41	57	59
4.500%, 11/01/48	70	72
4.000%, 12/01/40	56	57
4.000%, 01/01/41	72	73
4.000%, 06/01/48	68	68
3.500%, 01/01/26	53	53
3.500%, 10/01/26	37	37
3.500%, 03/01/41	67	66
3.500%, 08/01/42	101	100
3.500%, 02/01/43	81	81
3.500%, 08/01/44	110	109
3.500%, 07/01/46	61	60
3.500%, 12/01/47	47	46
3.000%, 06/01/28	40	39

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.000%, 11/01/42	$ 116	$ 112
3.000%, 04/01/43	85	82
3.000%, 05/01/43	110	106
2.500%, 11/01/27	76	74
2.500%, 12/01/28	36	35
2.500%, 11/01/31	70	68

		1,528

Government National Mortgage Association — 0.8%
4.000%, 09/15/41	54	55
4.000%, 10/20/43	29	30
3.500%, 07/15/42	27	26
3.500%, 12/20/42	37	36

		147

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,835)		1,788

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bonds — 3.3%
4.500%, 02/15/36	185	219
3.750%, 08/15/41	190	204
2.500%, 02/15/45	185	159

		582

U.S. Treasury Inflation-Indexed Bond — 1.1%
0.125%, 07/15/24	202	193

U.S. Treasury Notes — 4.3%
2.500%, 08/15/23	40	40
2.500%, 05/15/24	125	123
2.375%, 08/15/24	35	34
2.250%, 11/15/25	40	38
2.125%, 09/30/21	105	103
1.875%, 01/31/22	255	247
1.625%, 12/31/19	145	143
1.500%, 12/31/18	35	35

		763

Total U.S. Treasury Obligations (Cost $1,559)		1,538

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund, Class I Shares 2.100%† (C)	273,639	274

Total Affiliated Money Market Fund (Cost $274)		274

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $15,800)		17,593

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 6.2%
Affiliated Money Market Fund — 5.6%
PNC Government Money Market Fund, Class I Shares 2.100%† (C)	988,533	$ 989

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (C)	109,837	110

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $1,099)‡		1,099

TOTAL INVESTMENTS — 106.2%
(Cost $16,899)**		18,692

Liabilities in Excess of Other Assets — (6.2)%		(1,094)

TOTAL NET ASSETS — 100.0%		$17,598

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is $16,956 (000).

Gross unrealized appreciation (000)	$2,126
Gross unrealized depreciation (000)	(390)

Net unrealized appreciation (000)	$1,736

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,071 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate
Bank of America	6.250%	09/05/24	US0003M+3.705%

Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%

Citigroup	6.250%	08/15/26	US0003M+4.517%

Citigroup	2.876%	07/24/22	US0003M+0.950%

JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%

JPMorgan Chase	4.625%	11/01/22	US0003M+2.580%

JPMorgan Chase	4.023%	12/05/23	US0003M+1.000%

JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%

Westpac Banking	5.000%	09/21/27	USISDA05+2.888%

(B)	Perpetual security with no stated maturity date.
(C)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
144A

  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $217 (000) and represents 1.2% of total net assets as of November 30, 2018.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$274	$–	$–	$274
Asset-Backed Securities	–	409	–	409
Commercial Mortgage-Backed Security	–	107	–	107
Common Stocks	5,979	–	–	5,979
Corporate Bonds	–	3,068	–	3,068
Exchange-Traded Funds	2,412	–	–	2,412
Foreign Common Stocks:
Bermuda	12	–	–	12
Canada	146	–	–	146
France	84	–	–	84
Ireland	23	–	–	23
Netherlands	36	–	–	36
Panama	81	–	–	81
Puerto Rico	9	–	–	9
Singapore	53	–	–	53
Switzerland	19	–	–	19
United Kingdom	91	–	–	91
Master Limited Partnership	2	–	–	2
Municipal Bond	–	34	–	34
Mutual Fund	1,428	–	–	1,428
Short-Term Investments Purchased With Collateral From Securities Loaned	1,099	–	–	1,099
U.S. Government Agency Mortgage-Backed Obligations	–	1,788	–	1,788
U.S. Treasury Obligations	–	1,538	–	1,538

Total Assets - Investments in Securities	$11,748	$6,944	$–	$18,692

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$1,099	$–	$1,099

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,099	$–	$1,099

See Notes to Financial Statements.

P N C   E m e r g i n g   M a r k e t s   E q u i t y   F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 94.6%
Communication Services — 9.4%
Safaricom PLC (Kenya)	419,376	$97
Tencent Holdings (China)	18,504	740
Yandex NV, Cl A (Russia)*	7,484	221

		1,058

Consumer Discretionary — 14.6%
Alibaba Group Holding, ADR (China)*	3,604	580
AmRest Holdings SE (Spain)*	8,820	85
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)*	26,812	131
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	10,063	161
Gourmet Master (Taiwan)	11,001	88
Hota Industrial Manufacturing (Taiwan)	54,867	230
MercadoLibre (Argentina)	650	229
Nokian Renkaat OYJ (Finland)	4,687	150

		1,654

Consumer Staples — 2.2%
Dino Polska SA (Poland)* 144A	2,398	62
Juhayna Food Industries (Egypt)	108,723	66
Kweichow Moutai, CI A (China)	500	41
Vietnam Dairy Products JSC (Vietnam)	14,580	80

		249

Energy — 7.1%
Anton Oilfield Services Group (China)*	1,015,202	128
CNOOC, ADR (Hong Kong)	1,267	213
Ecopetrol SA, ADR (Colombia)	4,773	92
Petroleo Brasileiro SA, ADR (Brazil)	14,275	208
Tenaris SA, ADR (Italy)	6,673	162

		803

Financials — 22.1%
AIA Group (Hong Kong)	28,600	235
Banco Bradesco SA, ADR (Brazil)	13,018	130
Bank Central Asia Tbk PT (Indonesia)	97,648	178
Bank of China, Cl H (China)	253,000	111
China Merchants Bank, Cl H (China)	69,985	291
Commercial International Bank Egypt SAE (Egypt)	34,222	143
Equity Group Holdings (Kenya)	252,497	97
Erste Group Bank AG (Austria)*	5,755	228
First Abu Dhabi Bank PJSC (United Arab Emirates)	41,150	153
Georgia Capital PLC (Georgia)*	3,269	45
HDFC Bank, ADR (India)	1,339	136
Muangthai Capital PCL (Thailand)	103,800	156
OTP Bank Nyrt (Hungary)	5,222	209
Pagseguro Digital, Cl A (Brazil)*#	4,397	105
Ping An Insurance Group of China, Cl H (China)	29,444	287

		2,504

Healthcare — 15.2%
CSPC Pharmaceutical Group (China)	76,000	155
Dentium (South Korea)	1,522	95
Hapvida Participacoes e Investimentos SA (Brazil)* 144A	8,163	60

	Number of Shares	Fair Value (000)

Integrated Diagnostics Holdings PLC (Egypt) 144A	28,814	$115
Medy-Tox (South Korea)	450	227
NMC Health PLC (United Arab Emirates)	6,598	279
Notre Dame Intermedica Participacoes SA (Brazil)*	9,593	69
Richter Gedeon Nyrt (Hungary)	8,498	167
Samsung Biologics (South Korea)* 144A	698	207
Sino Biopharmaceutical (China)	132,444	122
TaiMed Biologics (Taiwan)*	17,332	91
Wuxi Biologics Cayman (China)* 144A	16,034	135

		1,722

Industrials — 3.6%
Airports of Thailand PCL (Thailand)	64,200	125
Airtac International Group (Taiwan)	16,299	173
Malaysia Airports Holdings Bhd (Malaysia)	61,400	113

		411

Information Technology — 14.5%
Chinasoft International (China)*	261,392	155
Samsung Electro-Mechanics (South Korea)	760	82
Samsung Electronics (South Korea)	14,200	532
Samsung SDI (South Korea)	1,923	355
Taiwan Semiconductor Manufacturing (Taiwan)	69,347	512

		1,636

Materials — 1.0%
Zijin Mining Group, Cl H (China)	304,479	116

Real Estate — 4.9%
Ayala Land (Philippines)	209,300	167
Central Pattana PCL (Thailand)	92,385	213
Vinhomes JSC (Vietnam)* 144A	18,560	62
Yanlord Land Group (Singapore)	110,800	105

		547

Total Foreign Common Stocks (Cost $9,574)		10,700

AFFILIATED MONEY MARKET FUND — 6.0%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	684,306	684

Total Affiliated Money Market Fund (Cost $684)		684

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.6% (Cost $10,258)		11,384

See Notes to Financial Statements.

P N C   E m e r g i n g   M a r k e t s   E q u i t y   F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%
Affiliated Money Market Fund — 1.0%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	104,994	$105

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	11,666	12

Total Short-Term Investments Purchased With Collateral From Securities Loaned‡ (Cost $117)		117

TOTAL INVESTMENTS — 101.7% (Cost $10,375)**		11,501

Liabilities in Excess of Other Assets — (1.7)%		(188)

TOTAL NET ASSETS — 100.0%		$11,313

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $10,374 (000).

Gross unrealized appreciation (000)	$1,695
Gross unrealized depreciation (000)	(568)

Net unrealized appreciation (000)	$1,127

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $104 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $641 (000) and represents 5.7% of total net assets as of November 30, 2018.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$ 684	$ –	$ –	$ 684
Foreign Common Stocks:
Argentina	229	–	–	229
Austria	–	228	–	228
Brazil	864	–	–	864
China	580	2,281	–	2,861
Colombia	92	–	–	92
Egypt	258	66	–	324
Finland	–	150	–	150
Georgia	45	–	–	45
Hong Kong	213	235	–	448
Hungary	–	376	–	376
India	136	–	–	136
Indonesia	–	178	–	178
Italy	162	–	–	162
Kenya	194	–	–	194
Malaysia	–	113	–	113
Philippines	–	167	–	167
Poland	–	62	–	62
Russia	221	–	–	221
Singapore	–	105	–	105
South Korea	–	1,498	–	1,498
Spain	–	85	–	85
Taiwan	–	1,094	–	1,094
Thailand	–	494	–	494
United Arab Emirates	–	432	–	432
Vietnam	–	142	–	142
Short-Term Investments Purchased With Collateral From Securities Loaned	117	–	–	117

Total Assets - Investments in Securities	$3,795	$7,706	$ –	$11,501

See Notes to Financial Statements.

P N C   E m e r g i n g   M a r k e t s   E q u i t y   F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$117	$–	$117

Total Liabilities - Collateral Received for Loaned Securities	$–	$117	$–	$117

See Notes to Financial Statements.

At November 30, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks

China	25.3%	$2,861

South Korea	13.2	1,498

Taiwan	9.7	1,094

Brazil	7.6	864

Thailand	4.4	494

Hong Kong	4.0	448

United Arab Emirates	3.8	432

Hungary	3.3	376

Egypt	2.9	324

Argentina	2.0	229

Austria	2.0	228

Russia	2.0	221

Kenya	1.7	194

Indonesia	1.6	178

Philippines	1.5	167

Italy	1.4	162

Finland	1.3	150

Vietnam	1.3	142

India	1.2	136

Malaysia	1.0	113

Singapore	0.9	105

Colombia	0.8	92

Spain	0.8	85

Poland	0.5	62

Georgia	0.4	45

Total Foreign Common Stocks	94.6	10,700
Affiliated Money Market Fund	6.0	684

Total Investments Before Collateral for Loaned Securities	100.6	11,384
Short-Term Investments Purchased With Collateral From Securities Loaned	1.1	117

Total Investments	101.7	11,501
Liabilities in Excess of Other Assets	(1.7)	(188)

Total Net Assets	100.0%	$11,313

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 92.7%
Communication Services — 9.6%
Cineworld Group PLC (United Kingdom)	4,298,000	$15,153
Deutsche Telekom AG (Germany)	932,393	16,395
IPSOS (France)	30,300	771
KDDI (Japan)	678,000	15,931
LG Uplus (South Korea)	903,900	14,292
LINE (Japan)*#	255,884	9,072
Nexon (Japan)*	1,219,200	14,496
Nintendo (Japan)	26,600	8,090
Publicis Groupe SA (France)	237,100	14,084
Safaricom PLC (Kenya)	22,684,448	5,267
SoftBank Group (Japan)	99,469	8,397
Tencent Holdings (China)	442,018	17,671

		139,619

Consumer Discretionary — 13.5%
Alibaba Group Holding, ADR (China)*	85,064	13,683
Bellway PLC (United Kingdom)	419,109	13,602
Canada Goose Holdings (Canada)*#	97,107	6,540
Cie Generale des Etablissements Michelin (France)	142,600	14,943
Compass Group PLC (United Kingdom)	530,036	11,367
Countryside Properties PLC (United Kingdom) 144A	1,706,093	6,303
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	252,254	4,035
Dufry AG (Switzerland)*#	20,947	2,229
Duni AB (Sweden)	417,000	4,908
Gourmet Master (Taiwan)	435,038	3,474
Hyundai Mobis (South Korea)	51,959	8,373
Inchcape PLC (United Kingdom)	952,412	7,071
Just Eat PLC (United Kingdom)*	470,719	3,503
Kia Motors (South Korea)	359,500	9,788
Lululemon Athletica (Canada)*	74,255	9,842
LVMH Moet Hennessy Louis Vuitton SE (France)	27,060	7,746
Magna International (Canada)	242,399	12,098
MercadoLibre (Argentina)	20,258	7,130
Next PLC (United Kingdom)	206,726	12,908
Sony, ADR (Japan)	322,838	17,052
Taylor Wimpey PLC (United Kingdom)	7,578,413	12,999
Zalando SE (Germany)* 144A	111,251	3,465
zooplus AG (Germany)*	17,749	2,934

		195,993

Consumer Staples — 6.6%
Anheuser-Busch InBev SA (Belgium)	34,472	2,648
Danone SA, ADR (France)	631,046	9,425
Davide Campari-Milano SpA (Italy)	800,252	6,694
Greencore Group PLC (Ireland)	5,911,081	14,210
Juhayna Food Industries (Egypt)	6,489,046	3,978
Kao (Japan)	107,699	7,945
KT&G (South Korea)	110,000	10,207
Nestle SA (Switzerland)	211,830	18,072
Norway Royal Salmon ASA (Norway)	147,496	3,391
Reckitt Benckiser Group PLC (United Kingdom)	137,118	11,414
Treasury Wine Estates (Australia)	657,158	6,821

		94,805

Energy — 1.3%
Inpex (Japan)	513,422	5,462

	Number of Shares	Fair Value (000)

Schoeller-Bleckmann Oilfield
Equipment AG (Austria)	69,784	$5,853
Tenaris SA (Italy)	513,943	6,225
Tenaris SA, ADR (Italy)	34,782	846

		18,386

Financials — 19.1%
AIA Group (Hong Kong)	1,375,950	11,304
Banco Bradesco SA, ADR (Brazil)	786,621	7,835
Bancolombia SA (Colombia)	480,300	4,827
Bancolombia SA, ADR (Colombia)	256,900	10,279
Burford Capital (United Kingdom)	555,651	10,760
Cerved Group SpA (Italy)	358,329	2,754
Commercial International Bank Egypt SAE (Egypt)	1,798,239	7,491
DBS Group Holdings (Singapore)	407,347	7,274
DNB ASA (Norway)	843,144	14,485
Equity Group Holdings (Kenya)	13,564,730	5,227
Erste Group Bank AG (Austria)*	196,703	7,786
First Abu Dhabi Bank PJSC (United Arab Emirates)	2,120,746	7,863
Hannover Rueck SE (Germany)	116,100	16,179
HDFC Bank, ADR (India)	84,392	8,559
Muenchener Rueckversicherungs AG (Germany)	70,500	15,360
Nihon M&A Center (Japan)	258,397	6,051
ORIX, ADR (Japan)	95,549	7,738
Ping An Insurance Group of China, Cl H (China)	1,487,231	14,494
Popular (Puerto Rico)	345,300	19,475
Shinhan Financial Group (South Korea)	264,200	9,748
Siam Commercial Bank PCL (Thailand)	3,838,400	16,249
SpareBank 1 SR Bank ASA (Norway)	1,267,853	13,671
Standard Chartered PLC (United Kingdom)	1,957,345	15,269
Sumitomo Mitsui Financial Group, ADR (Japan)	980,780	7,189
Svenska Handelsbanken AB, Cl A (Sweden)	1,345,500	14,836
United Overseas Bank (Singapore)	749,238	13,757

		276,460

Healthcare — 10.4%
Asahi Intecc (Japan)	172,350	8,103
Clinigen Group PLC (United Kingdom)	515,544	5,748
GN Store Nord A/S (Denmark)	172,649	6,036
Grifols SA (Spain)	386,868	10,881
Hoya (Japan)	59,900	3,661
ICON PLC (Ireland)*	67,831	9,817
Ipsen SA (France)	33,706	4,344
Jazz Pharmaceuticals PLC (Ireland)*	42,390	6,409
M3 (Japan)	284,872	4,630
Medicover AB (Sweden)*#	519,489	4,554
Medy-Tox (South Korea)	12,237	6,174
NMC Health PLC (United Arab Emirates)	224,182	9,462
Notre Dame Intermedica Participacoes SA (Brazil)*	614,469	4,433
Novartis AG (Switzerland)	195,166	17,819
Novo Nordisk A/S, Cl B (Denmark)	206,293	9,595
Roche Holding AG (Switzerland)	52,435	13,611
Teva Pharmaceutical Industries, ADR (Israel)*	703,330	15,150
Vitrolife AB (Sweden)	592,118	10,110

		150,537

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — 10.8%
ANDRITZ AG (Austria)	317,400	$15,328
Ashtead Group PLC (United Kingdom)	374,470	8,444
Babcock International Group PLC (United Kingdom)	1,812,231	13,162
BBA Aviation PLC (United Kingdom)	3,191,313	9,702
Canadian National Railway (Canada)	61,203	5,252
en-japan (Japan)	156,937	6,365
Epiroc AB, CI A (Sweden)*	493,321	4,042
Hexagon AB, Cl B (Sweden)	144,769	7,225
Kingspan Group PLC (Ireland)	114,649	4,935
Kone OYJ, Cl B (Finland)	288,700	14,320
Loomis AB, Cl B (Sweden)	271,931	9,166
NEL ASA (Norway)*#	9,194,218	4,983
Nidec (Japan)	94,442	12,638
Rational AG (Germany)	6,912	3,953
Saab AB, Cl B (Sweden)#	159,040	6,373
Singapore Technologies Engineering (Singapore)	1,096,000	2,836
SMC (Japan)	23,754	8,113
Thales SA (France)	42,372	5,200
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	526
Vinci SA (France)	151,200	13,194

		155,757

Information Technology — 9.9%
ASML Holding NV (Netherlands)	30,772	5,273
Broadcom (Singapore)	30,672	7,282
Dassault Systemes SE (France)	33,182	3,990
Infosys, ADR (India)	1,649,520	16,264
Keyence (Japan)	17,247	9,395
Mellanox Technologies (Israel)*	69,338	6,437
Murata Manufacturing (Japan)	75,900	11,632
Orbotech (Israel)*	143,607	8,332
Samsung Electronics (South Korea)	333,737	12,505
Samsung SDI (South Korea)	33,094	6,111
SAP SE, ADR (Germany)	92,927	9,635
SK Hynix (South Korea)	91,800	5,734
Solutions 30 SE (Luxembourg)*	225,100	2,329
Taiwan Semiconductor Manufacturing (Taiwan)	867,892	6,409
Temenos AG (Switzerland)*	46,455	5,776
Wirecard AG (Germany)	88,218	13,435
WiseTech Global (Australia)#	438,003	6,043
Worldline SA (France)* 144A	129,416	6,918

		143,500

Materials — 8.5%
Agnico Eagle Mines (Canada)	229,011	8,043
BASF SE (Germany)	185,700	13,580
BHP Group PLC, ADR (United Kingdom)	338,900	13,102
Imerys SA (France)	136,552	7,350
LANXESS AG (Germany)	228,300	12,582
Linde PLC (Ireland)	96,866	15,408
Methanex (Canada)	241,100	13,359
Sasol (South Africa)	419,700	12,341
Solvay SA (Belgium)	114,512	12,405
Yara International ASA (Norway)	353,100	14,224

		122,394

Real Estate — 1.9%
Central Pattana PCL (Thailand)	2,736,524	6,316
Grand City Properties SA (Luxembourg)	235,514	5,566

	Number of Shares	Fair Value (000)

Nexity SA (France)	89,792	$4,407
VIB Vermoegen AG (Germany)	127,519	3,190
Yanlord Land Group (Singapore)	7,806,224	7,368

		26,847

Utilities — 1.1%
Kansai Electric Power (Japan)	1,077,500	16,177

		16,177

Total Foreign Common Stocks (Cost $1,209,256)		1,340,475

FOREIGN RIGHTS — 0.0%
Industrials — 0.0%
Saab AB, Cl B (Sweden)*#	159,040	625

Total Foreign Rights (Cost $0)		625

AFFILIATED MONEY MARKET FUND —7.2%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	104,012,367	104,012

Total Affiliated Money Market Fund (Cost $104,012)		104,012

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $1,313,268)		1,445,112

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.0%
Affiliated Money Market Fund — 1.8%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	25,839,237	25,839

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	2,871,026	2,871

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $28,710)‡		28,710

TOTAL INVESTMENTS — 101.9% (Cost $1,341,978)**		1,473,822

Liabilities in Excess of Other Assets — (1.9)%		(27,514)

TOTAL NET ASSETS — 100.0%		$1,446,308

*	Non-income producing security.
**	Aggregate cost of investments and derivatives for Federal income tax purposes is $1,342,063 (000).

Gross unrealized appreciation (000)	$198,231
Gross unrealized depreciation (000)	(66,472)

Net unrealized appreciation (000)	$131,759

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $27,470 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $16,686 (000) and represents 1.2% of total net assets as of November 30, 2018.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:
Affiliated Money Market Fund	$104,012	$–	$–	$104,012
Foreign Common Stocks:
Argentina	7,130	–	–	7,130
Australia	–	12,864	–	12,864
Austria	–	28,967	–	28,967
Belgium	–	15,053	–	15,053
Brazil	16,303	–	–	16,303
Canada	55,134	–	–	55,134
China	13,683	32,165	–	45,848
Colombia	15,106	–	–	15,106
Denmark	–	15,631	–	15,631
Egypt	7,491	3,978	–	11,469
Finland	–	14,320	–	14,320
France	9,426	82,946	–	92,372
Germany	12,825	97,883	–	110,708
Hong Kong	–	11,304	–	11,304
India	24,823	–	–	24,823
Ireland	36,569	14,210	–	50,779
Israel	29,919	–	–	29,919
Italy	1,372	15,673	–	17,045
Japan	31,979	156,158	–	188,137
Kenya	10,494	–	–	10,494
Luxembourg	–	7,895	–	7,895
Netherlands	5,273	–	–	5,273
Norway	3,391	47,363	–	50,754
Puerto Rico	19,475	–	–	19,475
Singapore	7,282	31,235	–	38,517
South Africa	–	12,341	–	12,341
South Korea	–	82,932	–	82,932
Spain	–	10,881	–	10,881
Sweden	4,554	56,660	–	61,214
Switzerland	–	57,507	–	57,507
Taiwan	–	9,883	–	9,883
Thailand	–	22,565	–	22,565
United Arab Emirates	–	17,325	–	17,325
United Kingdom	13,102	157,405	–	170,507
Foreign Rights	625	–	–	625
Short-Term Investments Purchased With Collateral From Securities Loaned	28,710	–	–	28,710

Total Assets - Investments in Securities	$458,678	$1,015,144	$–	$1,473,822

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Liabilities:
Payable for collateral received for loaned securities	$–	$28,710	$–	$28,710

Total Liabilities - Collateral Received for Loaned Securities	$–	$28,710	$–	$28,710

See Notes to Financial Statements.

At November 30, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
Japan	13.0%	$188,137
United Kingdom	11.8	170,507
Germany	7.7	110,708
France	6.4	92,372
South Korea	5.7	82,932
Sweden	4.2	61,214
Switzerland	4.0	57,507
Canada	3.8	55,134
Ireland	3.5	50,779
Norway	3.5	50,754
China	3.2	45,848
Singapore	2.7	38,517
Israel	2.1	29,919
Austria	2.0	28,967
India	1.7	24,823
Thailand	1.6	22,565
Puerto Rico	1.3	19,475
United Arab Emirates	1.2	17,325
Italy	1.2	17,045
Brazil	1.1	16,303
Denmark	1.1	15,631
Colombia	1.0	15,106
Belgium	1.0	15,053
Finland	1.0	14,320
Australia	0.9	12,864
South Africa	0.9	12,341
Egypt	0.8	11,469
Hong Kong	0.8	11,304
Spain	0.7	10,881
Kenya	0.7	10,494
Taiwan	0.7	9,883
Luxembourg	0.5	7,895
Argentina	0.5	7,130
Netherlands	0.4	5,273

Total Foreign Common Stocks	92.7	1,340,475
Foreign Rights	0.0	625
Affiliated Money Market Fund	7.2	104,012

Total Investments Before Collateral for Loaned Securities	99.9	1,445,112
Short-Term Investments Purchased With Collateral for Loaned Securities	2.0	28,710

Total Investments	101.9	1,473,822
Liabilities in Excess of Other Assets	(1.9)	(27,514)

Total Net Assets	100.0%	$1,446,308

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 98.2%
Communication Services — 6.9%
LINE (Japan)*	2,016	$71
Nintendo (Japan)	200	61
Safaricom PLC (Kenya)	193,314	45
SoftBank Group (Japan)	810	68
Tencent Holdings (China)	3,389	136

		381

Consumer Discretionary — 14.0%
Alibaba Group Holding, ADR (China)*	647	104
Canada Goose Holdings (Canada)*#	766	52
Compass Group PLC (United Kingdom)	4,084	87
Countryside Properties PLC (United Kingdom) 144A	13,775	51
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	2,012	32
Dufry AG (Switzerland)*	185	20
Gourmet Master (Taiwan)	3,833	31
Just Eat PLC (United Kingdom)*	4,207	31
Lululemon Athletica (Canada)*	570	75
LVMH Moet Hennessy Louis Vuitton SE (France)	202	58
MercadoLibre (Argentina)	161	57
Sony, ADR (Japan)	2,467	130
Zalando SE (Germany)* 144A	928	29
zooplus AG (Germany)*	146	24

		781

Consumer Staples — 9.8%
Anheuser-Busch InBev SA (Belgium)	266	20
Danone SA, ADR (France)	4,934	74
Davide Campari-Milano SpA (Italy)	6,203	52
Juhayna Food Industries (Egypt)	53,292	33
Kao (Japan)	856	63
Nestle SA (Switzerland)	1,593	136
Norway Royal Salmon ASA (Norway)	1,144	26
Reckitt Benckiser Group PLC (United Kingdom)	1,063	89
Treasury Wine Estates (Australia)	5,342	55

		548

Energy — 2.7%
Inpex (Japan)	4,275	45
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	567	48
Tenaris SA (Italy)	4,155	50
Tenaris SA, ADR (Italy)	268	7

		150

Financials — 16.0%
AIA Group (Hong Kong)	11,243	93
Banco Bradesco SA, ADR (Brazil)	5,830	58
Burford Capital (United Kingdom)	4,140	80
Cerved Group SpA (Italy)	3,159	24
Commercial International Bank Egypt SAE (Egypt)	13,724	57
DBS Group Holdings (Singapore)	3,400	61
Equity Group Holdings (Kenya)	112,999	44
Erste Group Bank AG (Austria)*	1,626	64
First Abu Dhabi Bank PJSC (United Arab Emirates)	16,236	60
HDFC Bank, ADR (India)	682	69

	Number of Shares	Fair Value (000)

Nihon M&A Center (Japan)	2,087	$49
ORIX, ADR (Japan)	795	65
Ping An Insurance Group of China, Cl H (China)	11,392	111
Sumitomo Mitsui Financial Group, ADR (Japan)	8,093	59

		894

Healthcare — 17.0%
Asahi Intecc (Japan)	1,400	66
Clinigen Group PLC (United Kingdom)	4,188	47
GN Store Nord A/S (Denmark)	1,379	48
Grifols SA (Spain)	3,125	88
Hoya (Japan)	500	31
ICON PLC (Ireland)*	523	76
Ipsen SA (France)	278	36
Jazz Pharmaceuticals PLC (Ireland)*	356	54
M3 (Japan)	2,416	39
Medicover AB (Sweden)*	4,322	38
Medy-Tox (South Korea)	100	50
NMC Health PLC (United Arab Emirates)	1,810	76
Notre Dame Intermedica Participacoes SA (Brazil)*	4,904	35
Novo Nordisk A/S, Cl B (Denmark)	1,640	76
Roche Holding AG (Switzerland)	389	101
Vitrolife AB (Sweden)	4,921	84

		945

Industrials — 11.4%
Ashtead Group PLC (United Kingdom)	2,886	65
Canadian National Railway (Canada)	427	37
en-japan (Japan)	1,252	51
Epiroc AB, CI A (Sweden)*	4,023	33
Hexagon AB, Cl B (Sweden)	1,202	60
Kingspan Group PLC (Ireland)	942	40
NEL ASA (Norway)*	75,633	41
Nidec (Japan)	723	97
Rational AG (Germany)	55	31
Saab AB, Cl B (Sweden)	1,271	51
Singapore Technologies Engineering (Singapore)	8,500	22
SMC (Japan)	194	66
Thales SA (France)	349	43

		637

Information Technology — 15.4%
ASML Holding NV (Netherlands)	244	42
Broadcom (Singapore)	228	54
Dassault Systemes SE (France)	294	35
Keyence (Japan)	140	76
Mellanox Technologies (Israel)*	565	53
Murata Manufacturing (Japan)	569	87
Orbotech (Israel)*	1,103	64
Samsung SDI (South Korea)	273	51
SAP SE, ADR (Germany)	706	73
Solutions 30 SE (Luxembourg)*	1,852	19
Taiwan Semiconductor Manufacturing (Taiwan)	6,899	51
Temenos AG (Switzerland)*	382	48
Wirecard AG (Germany)	684	104
WiseTech Global (Australia)	3,496	48
Worldline SA (France)* 144A	993	53

		858

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Materials — 1.1%
Agnico Eagle Mines (Canada)	1,670	$59

		59

Real Estate — 3.9%
Central Pattana PCL (Thailand)	22,569	52
Grand City Properties SA (Luxembourg)	1,827	43
Nexity SA (France)	754	37
VIB Vermoegen AG (Germany)	1,086	27
Yanlord Land Group (Singapore)	62,116	59

		218

Total Foreign Common Stocks (Cost $4,457)		5,471

FOREIGN RIGHTS — 0.1%
Industrials — 0.1%
Saab AB, Cl B (Sweden)*	1,271	5

Total Foreign Rights (Cost $0)		5

AFFILIATED MONEY MARKET FUND — 2.4%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	135,437	135

Total Affiliated Money Market Fund (Cost $135)		135

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.7% (Cost $4,592)		5,611

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.0%
Affiliated Money Market Fund — 1.8%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	103,003	$103

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	11,445	11

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $114)‡		114

TOTAL INVESTMENTS — 102.7% (Cost $4,706)**		5,725

Liabilities in Excess of Other Assets — (2.7)%		(153)

TOTAL NET ASSETS — 100.0%		$5,572

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $4,708 (000).

Gross unrealized appreciation (000)	$1,219
Gross unrealized depreciation (000)	(202)

Net unrealized appreciation (000)	$1,017

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $44 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $133 (000) and represents 2.4% of total net assets as of November 30, 2018.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:
Affiliated Money Market Fund	$135	$–	$–	$135
Foreign Common Stocks:
Argentina	57	–	–	57
Australia	–	103	–	103
Austria	–	112	–	112
Belgium	–	20	–	20
Brazil	125	–	–	125
Canada	223	–	–	223
China	104	247	–	351
Denmark	–	124	–	124
Egypt	57	33	–	90
France	74	262	–	336
Germany	100	188	–	288
Hong Kong	–	93	–	93
India	69	–	–	69
Ireland	170	–	–	170
Israel	117	–	–	117
Italy	7	126	–	133
Japan	254	870	–	1,124
Kenya	89	–	–	89
Luxembourg	–	62	–	62
Netherlands	42	–	–	42
Norway	26	41	–	67
Singapore	54	142	–	196
South Korea	–	101	–	101
Spain	–	88	–	88
Sweden	38	228	–	266
Switzerland	–	305	–	305
Taiwan	–	82	–	82
Thailand	–	52	–	52
United Arab Emirates	–	136	–	136
United Kingdom	–	450	–	450
Foreign Rights	5	–	–	5
Short-Term Investments Purchased
With Collateral From Securities
Loaned	114	–	–	114

Total Assets - Investments in Securities	$1,860	$3,865	$–	$5,725

See Notes to Financial Statements.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$114	$–	$114

Total Liabilities - Collateral Received for Loaned Securities	$–	$114	$–	$114

See Notes to Financial Statements.

P N C   I n t e r n a t i o n a l  G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

At November 30, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
Japan	20.2%	$1,124
United Kingdom	8.1	450
China	6.3	351
France	6.0	336
Switzerland	5.5	305
Germany	5.2	288
Sweden	4.8	266
Canada	4.0	223
Singapore	3.5	196
Ireland	3.1	170
United Arab Emirates	2.4	136
Italy	2.4	133
Brazil	2.2	125
Denmark	2.2	124
Israel	2.1	117
Austria	2.0	112
Australia	1.9	103
South Korea	1.8	101
Hong Kong	1.7	93
Egypt	1.6	90
Kenya	1.6	89
Spain	1.6	88
Taiwan	1.5	82
India	1.2	69
Norway	1.2	67
Luxembourg	1.1	62
Argentina	1.0	57
Thailand	0.9	52
Netherlands	0.7	42
Belgium	0.4	20

Total Foreign Common Stocks	98.2	5,471

Foreign Rights	0.1	5

Affiliated Money Market Fund	2.4	135

Total Investments Before Collateral for Loaned Securities	100.7	5,611
Short-Term Investments Purchased
With Collateral From Securities Loaned	2.0	114

Total Investments	102.7	5,725
Liabilities in Excess of Other Assets	(2.7)	(153)

Total Net Assets	100.0%	$5,572

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   A l l   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.3%
Communication Services — 4.6%
AMC Networks, Cl A*	624	$37
Comcast, Cl A	1,173	46
Criteo SA, ADR (France)*	1,667	39
Gray Television*	2,285	42
Momo, ADR (Cayman Islands)*	888	28
Nexstar Media Group, Cl A	496	41
Omnicom Group	586	45
QuinStreet*	3,016	49

		327

Consumer Discretionary — 19.8%
American Axle & Manufacturing Holdings*	2,267	28
Asbury Automotive Group*	561	39
AutoZone*	51	41
Best Buy	525	34
Big Lots	921	40
BorgWarner	901	36
Boyd Gaming	1,142	28
Burlington Stores*	243	40
Caleres	1,112	34
Carter’s	411	38
Children’s Place	307	40
Columbia Sportswear	433	40
D.R. Horton	975	36
Darden Restaurants	365	40
Dave & Buster’s Entertainment	609	35
Group 1 Automotive	609	34
KB Home	1,677	35
Kohl’s	535	36
Lear	273	37
LGI Homes*	826	38
Lithia Motors, Cl A	486	40
MarineMax*	1,869	40
Marriott Vacations Worldwide	359	29
MasterCraft Boat Holdings*	1,098	28
MDC Holdings	1,312	39
Michaels*	2,447	42
Norwegian Cruise Line Holdings (Bermuda)*	703	36
Nutrisystem	1,038	39
Ollie’s Bargain Outlet Holdings*	424	38
Party City Holdco*	3,007	36
Penske Automotive Group	825	36
PulteGroup	1,601	42
Royal Caribbean Cruises (Liberia)	309	35
Stamps.com*	173	30
Tapestry	798	31
Toll Brothers	1,192	39
TopBuild*	695	35
Ulta Beauty*	143	43
Williams-Sonoma	611	35

		1,422

Consumer Staples — 1.7%
Kellogg	565	36
Tyson Foods, Cl A	669	39
Walgreens Boots Alliance	542	46

		121

Energy — 3.3%
Arch Coal, Cl A	444	36

	Number of Shares	Fair Value (000)

Centennial Resource Development, CI A*	1,841	$28
Denbury Resources*	6,481	15
Gulfport Energy*	3,776	32
Newfield Exploration*	1,366	23
Northern Oil and Gas*	10,073	26
Peabody Energy	971	30
Petroleo Brasileiro SA, ADR (Brazil)	3,270	48

		238

Financials — 17.9%
Aflac	850	39
Ally Financial	873	23
Arbor Realty Trust REIT	3,529	42
Athene Holding, Cl A (Bermuda)*	783	34
Bank OZK	1,045	28
BankUnited	1,127	39
Blucora*	1,079	33
Canadian Imperial Bank of Commerce (Canada)	447	37
Capital One Financial	419	38
Citizens Financial Group	1,027	37
City Holding	519	40
Credit Acceptance*	91	37
E*TRADE Financial	758	40
Enterprise Financial Services	730	33
Essent Group (Bermuda)*	923	36
FGL Holdings (Cayman Islands)*	4,483	36
First Commonwealth Financial	2,515	35
First Financial Bancorp	1,360	38
First Merchants	888	37
First Mid-Illinois Bancshares	995	37
Granite Point Mortgage Trust REIT	2,114	40
KeyCorp	1,997	37
KKR Real Estate Finance Trust REIT	2,001	39
Ladder Capital REIT	2,366	42
Lincoln National	589	37
Manulife Financial (Canada)	2,215	36
National Bank Holdings, Cl A	1,072	40
NMI Holdings, Cl A*	1,758	34
OneMain Holdings*	1,180	34
Principal Financial Group	682	34
State Street	467	34
Torchmark	486	42
TPG RE Finance Trust REIT	2,012	40
TriState Capital Holdings*	1,467	37
Unum Group	1,022	37

		1,282

Healthcare — 10.1%
Agilent Technologies	565	41
Amgen	191	40
AMN Healthcare Services*	750	48
Baxter International	534	37
Celgene*	448	32
Charles River Laboratories International*	299	40
Cigna	194	43
CVS Health	673	54
Danaher	370	40
Encompass Health	522	39
Exelixis*	2,268	46
Express Scripts Holding*	422	43
HCA Healthcare	289	42

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   A l l   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Healthcare — continued
Mallinckrodt PLC (Ireland)*	1,368	$32
Medpace Holdings*	675	42
Prestige Consumer Healthcare*	1,027	40
Regeneron Pharmaceuticals*	98	36
WellCare Health Plans*	125	32

		727

Industrials — 17.1%
AerCap Holdings NV (Netherlands)*	698	37
Air Lease	867	34
Aircastle (Bermuda)	1,818	34
Allison Transmission Holdings	760	36
ASGN*	511	35
Atkore International Group*	1,522	31
Barnes Group	562	34
BMC Stock Holdings*	2,099	36
Brady, Cl A	919	40
CNH Industrial NV (Netherlands)	3,264	32
Continental Building Products*	1,055	30
Curtiss-Wright	291	32
Daseke*	4,961	20
Fortune Brands Home & Security	752	33
Golden Ocean Group (Bermuda)	4,183	29
Hawaiian Holdings	1,010	41
Heritage-Crystal Clean*	1,873	52
Hexcel	609	38
Huntington Ingalls Industries	156	34
Ingersoll-Rand PLC (Ireland)	389	40
Korn/Ferry International	819	40
ManpowerGroup	474	38
Masonite International (Canada)*	630	34
Meritor*	2,064	34
NCI Building Systems*	2,614	30
Norfolk Southern	219	37
Oshkosh	561	40
Patrick Industries*	682	27
Rush Enterprises, Cl A	1,000	38
Snap-on	217	36
Star Bulk Carriers (Marshall Islands)*	2,930	28
Tetra Tech	591	36
TransUnion	551	36
Triton International (Bermuda)	1,071	36
Waste Management	445	42

		1,230

Information Technology — 16.1%
Applied Materials	1,043	39
Applied Optoelectronics*	1,410	29
Arrow Electronics*	545	42
Axcelis Technologies*	2,011	40
Booz Allen Hamilton Holding	803	41
CACI International, Cl A*	217	36
CDW	452	42
Check Point Software Technologies (Israel)*	339	38
Ciena*	1,290	42
Cision (Cayman Islands)*	2,379	30
Cognizant Technology Solutions, Cl A	521	37
Dolby Laboratories, Cl A	573	40
DXC Technology	427	27
Entegris	1,393	41

	Number of Shares	Fair Value (000)

Euronet Worldwide*	399	$47
Ichor Holdings (Cayman Islands)*	1,920	35
Intel	872	43
Littelfuse	203	39
Maxim Integrated Products	710	40
MAXIMUS	619	44
Microsoft	350	39
NetApp	467	31
Presidio	2,617	37
Rudolph Technologies*	1,642	35
Science Applications International	480	33
STMicroelectronics NV (Netherlands)	2,159	32
SYNNEX	465	37
TE Connectivity (Switzerland)	441	34
Travelport Worldwide (Bermuda)	2,389	36
TTM Technologies*	2,487	30
Vishay Intertechnology	1,975	41

		1,157

Materials — 5.0%
ArcelorMittal (Luxembourg)	1,276	29
Avery Dennison	371	36
Celanese	356	36
Greif, Cl A	735	38
Kraton*	836	22
Louisiana-Pacific	1,464	33
Norbord (Canada)	1,157	32
Orion Engineered Carbons SA (Luxembourg)	1,293	34
Owens-Illinois*	2,104	39
Trinseo SA (Luxembourg)	533	27
Warrior Met Coal	1,491	35

		361

Real Estate — 0.5%
Realogy Holdings	1,987	38

Utilities — 1.2%
Portland General Electric	890	43
Xcel Energy	858	45

		88

Total Common Stocks (Cost $7,414)		6,991

MASTER LIMITED PARTNERSHIPS — 1.6%
Energy — 1.0%
Cheniere Energy Partners LP	999	37

Noble Midstream Partners LP	1,141	38

		75

Financials — 0.6%
AllianceBernstein Holding LP	1,309	40

Total Master Limited Partnerships (Cost $118)		115

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
EXCHANGE-TRADED FUND — 1.0%
iShares Russell 3000 ETF†	467	$76

Total Exchange-Traded Fund (Cost $80)		76

AFFILIATED MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	42,501	43

Total Affiliated Money Market Fund (Cost $43)		43

TOTAL INVESTMENTS — 100.5% (Cost $7,655)**		7,225

Liabilities in Excess of Other Assets — (0.5)%		(40)

TOTAL NET ASSETS — 100.0%		$7,185

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is $7,727 (000).

Gross unrealized appreciation (000)	$240
Gross unrealized depreciation (000)	(742)

Net unrealized depreciation (000)	$(502)

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$43	$–	$–	$43

Common Stocks	6,991	–	–	6,991

Exchange-Traded Fund	76	–	–	76

Master Limited Partnerships	115	–	–	115

Total Assets - Investments in Securities	$7,225	$–	$–	$7,225

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.1%
Communication Services — 6.1%
Alphabet, Cl A*	1,836	$2,037
Alphabet, Cl C*	1,858	2,034
Omnicom Group	8,109	624
T-Mobile US*	23,381	1,600

		6,295

Consumer Discretionary — 22.6%
Amazon.com*	1,093	1,847
AutoZone*	1,046	846
Best Buy	10,143	655
Booking Holdings*	1,122	2,123
Burlington Stores*	3,202	531
Carter’s	2,620	242
Columbia Sportswear	2,567	234
D.R. Horton	19,295	718
Darden Restaurants	4,822	533
Dollar General	15,097	1,676
Dunkin’ Brands Group	3,378	250
Home Depot	10,660	1,922
Lowe’s	19,257	1,817
Lululemon Athletica (Canada)*	4,987	661
Marriott International, Cl A	12,434	1,430
Michael Kors Holdings (Virgin Islands)*	7,695	337
O’Reilly Automotive*	2,350	815
PulteGroup	10,236	272
Ross Stores	16,664	1,460
Tapestry	10,661	415
TJX	39,504	1,930
Toll Brothers	7,634	252
Tractor Supply	5,867	558
Ulta Beauty*	2,859	851
Vail Resorts	1,935	540
Williams-Sonoma	3,912	222

		23,137

Consumer Staples — 2.4%
Kellogg	11,710	745
Monster Beverage*	28,260	1,687

		2,432

Energy — 3.2%
Anadarko Petroleum	24,563	1,300
EOG Resources	17,362	1,794
Newfield Exploration*	8,751	148

		3,242

Financials — 5.0%
Capital One Financial	17,325	1,554
Credit Acceptance*	581	238
E*TRADE Financial	10,152	531
LPL Financial Holdings	3,969	255
OneMain Holdings*	6,989	204
Synovus Financial	5,592	211
Visa, Cl A	14,722	2,086

		5,079

Healthcare — 27.1%
ABIOMED*	1,836	611
Align Technology*	4,199	965

	Number of Shares	Fair Value (000)

Amgen	10,656	$2,219
Baxter International	21,408	1,468
Celgene*	24,705	1,784
Charles River Laboratories International*	1,915	258
Cigna	7,987	1,784
CVS Health	9,114	731
Edwards Lifesciences*	9,501	1,539
Eli Lilly	20,573	2,441
Encompass Health	3,431	258
Exelixis*	14,528	295
HCA Healthcare	11,968	1,723
Humana	4,919	1,621
Illumina*	4,491	1,516
Intuitive Surgical*	3,861	2,050
Regeneron Pharmaceuticals*	4,059	1,484
UnitedHealth Group	8,331	2,344
Veeva Systems, Cl A*	5,011	482
Vertex Pharmaceuticals*	8,686	1,571
WellCare Health Plans*	2,567	654

		27,798

Industrials — 10.6%
Allison Transmission Holdings	4,955	233
Boeing	5,974	2,072
Cintas	4,114	771
CoStar Group*	1,272	470
CSX	29,712	2,158
Curtiss-Wright	1,861	205
HEICO	5,718	483
Huntington Ingalls Industries	2,088	450
Ingersoll-Rand PLC (Ireland)	7,936	822
Middleby*	1,990	240
Parker-Hannifin	4,359	750
TransUnion	7,228	467
Waste Management	18,637	1,747

		10,868

Information Technology — 18.4%
Advanced Micro Devices*	50,975	1,086
Amphenol, Cl A	17,633	1,551
Apple	9,802	1,750
Arista Networks*	3,064	731
Automatic Data Processing	14,680	2,164
Booz Allen Hamilton Holding	5,370	275
CDW	5,954	552
Citrix Systems	4,824	526
Cognizant Technology Solutions, Cl A	21,471	1,529
Euronet Worldwide*	2,556	301
Fortinet*	8,930	659
Littelfuse	1,298	248
Maxim Integrated Products	14,480	810
Microsoft	19,272	2,137
Motorola Solutions	6,288	825
NetApp	9,513	636
Paycom Software*	3,449	458
Tyler Technologies*	2,187	422
VeriSign*	5,105	797
VMware, CI A*	5,069	848
Zebra Technologies, Cl A*	3,001	540

		18,845

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — 1.2%
Avery Dennison	4,958	$478
Celanese	7,154	722

		1,200

Real Estate — 0.5%
CBRE Group, Cl A*	12,093	528

Total Common Stocks (Cost $98,044)		99,424

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Growth ETF†	7,278	1,043

Total Exchange-Traded Fund (Cost $954)		1,043

AFFILIATED MONEY MARKET FUND — 1.8%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	1,845,097	1,845

Total Affiliated Money Market Fund (Cost $1,845)		1,845

TOTAL INVESTMENTS — 99.9% (Cost $100,843)**		102,312

Other Assets in Excess of Liabilities — 0.1%		69

TOTAL NET ASSETS — 100.0%		$102,381

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $100,848 (000).

Gross unrealized appreciation (000)	$7,653
Gross unrealized depreciation (000)	(6,189)

Net unrealized appreciation (000)	$1,464

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$1,845	$–	$–	$1,845

Common Stocks	99,424	–	–	99,424

Exchange-Traded Fund	1,043	–	–	1,043

Total Assets - Investments in Securities	$102,312	$–	$–	$102,312

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.1%
Communication Services — 5.1%
Comcast, Cl A	51,534	$2,010
Discovery, Cl A*	42,827	1,316
Omnicom Group	10,086	776
Sprint*	207,768	1,305

		5,407

Consumer Discretionary — 9.4%
AutoZone*	1,750	1,416
Best Buy	17,066	1,102
BorgWarner	15,690	621
Carnival (Panama)	21,524	1,298
Dick’s Sporting Goods	5,324	192
Gentex	20,625	465
Kohl’s	8,996	604
Lear	4,611	628
Macy’s	19,439	665
Michaels*#	13,217	224
Norwegian Cruise Line Holdings (Bermuda)*	11,720	601
Penske Automotive Group	4,349	190
PulteGroup	17,590	467
Royal Caribbean Cruises (Liberia)	10,519	1,189
Toll Brothers	13,202	435

		10,097

Consumer Staples — 12.0%
Ingredion	6,439	673
Kellogg	19,469	1,239
Kimberly-Clark	16,203	1,869
Molson Coors Brewing, Cl B	10,957	721
Mondelez International, CI A	42,726	1,922
Post Holdings*	4,735	458
Procter & Gamble	22,039	2,083
Tyson Foods, Cl A	22,917	1,351
US Foods Holding*	14,199	471
Walgreens Boots Alliance	24,900	2,108

		12,895

Energy — 2.0%
Centennial Resource Development, CI A*#	20,233	314
Chesapeake Energy*#	47,085	137
Cimarex Energy	7,132	585
CNX Resources*	14,627	202
Newfield Exploration*	15,131	256
PBF Energy, Cl A	8,675	336
Range Resources	12,304	179
Whiting Petroleum*	3,954	120

		2,129

Financials — 27.4%
Aflac	39,126	1,790
AGNC Investment REIT	36,335	643
Allstate	13,855	1,236
Ally Financial	25,352	676
American Financial Group	6,106	625
Annaly Capital Management REIT	66,006	663
Athene Holding, Cl A (Bermuda)*	13,149	572
Bank of America	61,767	1,754
Bank OZK	5,569	151
BankUnited	5,183	179
BB&T	37,542	1,918

	Number of Shares	Fair Value (000)

BNY Mellon	35,543	$1,824
Capital One Financial	19,198	1,722
Chimera Investment REIT	11,653	224
Citizens Financial Group	35,191	1,280
Discover Financial Services	17,959	1,280
E*TRADE Financial	12,776	668
First Horizon National	25,587	422
FNB	16,550	203
Huntington Bancshares	91,323	1,332
KeyCorp	68,432	1,255
Lincoln National	9,894	623
OneMain Holdings*	12,952	379
People’s United Financial	25,841	436
Principal Financial Group	23,775	1,173
Reinsurance Group of America	4,622	690
Santander Consumer USA Holdings	21,382	416
State Street	16,158	1,180
Sterling Bancorp	20,007	386
Synchrony Financial	43,564	1,132
Synovus Financial	9,641	364
Torchmark	7,733	668
Two Harbors Investment REIT	13,375	192
Unum Group	16,710	600
Zions Bancorp NA	13,432	654

		29,310

Healthcare — 13.1%
Amgen	8,790	1,831
Baxter International	23,656	1,622
Cigna	8,869	1,981
CVS Health	7,538	605
Express Scripts Holding*	19,280	1,956
HCA Healthcare	13,174	1,897
Pfizer	41,617	1,924
United Therapeutics*	3,628	428
Universal Health Services, Cl B	5,296	731
WellCare Health Plans*	4,309	1,098

		14,073

Industrials — 12.1%
ADT#	48,452	378
AECOM*	13,475	433
Air Lease	4,732	184
Copa Holdings SA, CI A (Panama)	2,675	228
Eaton PLC (Ireland)	21,022	1,617
Fortune Brands Home & Security	12,676	555
Huntington Ingalls Industries	2,623	565
Ingersoll-Rand PLC (Ireland)	13,281	1,375
ManpowerGroup	5,148	418
nVent Electric PLC (Ireland)	7,852	197
Oshkosh	5,910	422
Owens Corning	8,077	421
PACCAR	20,272	1,261
Parker-Hannifin	7,377	1,269
Quanta Services*	6,389	224
Republic Services	18,871	1,460
Waste Management	20,290	1,902

		12,909

Information Technology — 10.0%
Arrow Electronics*	6,026	464

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	23,828	$1,697
Coherent*	1,305	180
CoreLogic*	3,775	153
DXC Technology	14,587	920
Euronet Worldwide*	4,417	520
Intel	39,672	1,956
Littelfuse	2,234	427
Micron Technology*	40,258	1,552
Oracle	35,189	1,716
Skyworks Solutions	15,106	1,099

		10,684

Materials — 5.4%
Ardagh Group SA (Luxembourg)	11,107	145
Berry Global Group*	8,821	444
Celanese	5,910	596
Eastman Chemical	7,015	553
Freeport-McMoRan	97,671	1,166
Huntsman	16,299	330
LyondellBasell Industries NV, Cl A (Netherlands)	17,817	1,663
Olin	8,176	176
Owens-Illinois*	11,825	217
Silgan Holdings	7,343	189
United States Steel	14,388	332

		5,811

Real Estate — 0.2%
Realogy Holdings#	10,340	199

Utilities — 1.4%
Xcel Energy	29,059	1,524

Total Common Stocks (Cost $104,078)		105,038

EXCHANGE-TRADED FUND — 1.1%
iShares Russell 1000 Value ETF†	9,145	1,129

Total Exchange-Traded Fund (Cost $1,155)		1,129

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	706,807	$707

Total Affiliated Money Market Fund (Cost $707)		707

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $105,940)		106,874

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%
Affiliated Money Market Fund — 1.0%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	1,099,913	1,100

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	122,213	122

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,222)‡		1,222

TOTAL INVESTMENTS — 101.0% (Cost $107,162)**		108,096

Liabilities in Excess of Other Assets — (1.0)%		(1,076)

TOTAL NET ASSETS — 100.0%		$107,020

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $107,185 (000).

Gross unrealized appreciation (000)	$7,805
Gross unrealized depreciation (000)	(6,894)

Net unrealized appreciation (000)	$911

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,174 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$707	$–	$–	$707

Common Stocks	105,038	–	–	105,038

Exchange-Traded Fund	1,129	–	–	1,129

Short-Term Investments Purchased With Collateral From Securities Loaned	1,222	–	–	1,222

Total Assets - Investments in Securities	$108,096	$–	$–	$108,096

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$1,222	$–	$1,222

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,222	$–	$1,222

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C or e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.4%
Communication Services — 5.2%
Boingo Wireless*	103,182	$2,584
Cars.com*	126,710	3,278
Cogent Communications Holdings	79,236	3,842
Match Group*#	104,503	4,208
Shenandoah Telecommunications	106,350	5,313
United States Cellular*	74,419	4,157

		23,382

Consumer Discretionary — 14.6%
Bright Horizons Family Solutions*	55,430	6,745
Cavco Industries*	29,348	4,829
Churchill Downs	26,450	7,347
Ollie’s Bargain Outlet Holdings*	75,088	6,660
Oxford Industries	36,616	2,944
Sally Beauty Holdings*	336,901	7,112
Stamps.com*	24,236	4,155
Steven Madden	131,912	4,252
Texas Roadhouse	75,534	4,988
Weight Watchers International*	76,651	3,834
Williams-Sonoma#	107,787	6,104
Wingstop	91,335	5,993

		64,963

Consumer Staples — 3.5%
Cal-Maine Foods	97,437	4,552
Universal	77,010	4,883
WD-40#	34,205	5,975

		15,410

Energy — 4.3%
CVR Energy	114,004	4,302
GasLog (Bermuda)	175,937	3,652
Matador Resources*	109,811	2,504
Peabody Energy	116,170	3,618
Southwestern Energy*	1,092,978	5,268

		19,344

Financials — 16.5%
BancorpSouth Bank	111,077	3,420
BankUnited	64,460	2,226
Cathay General Bancorp	106,735	4,223
FCB Financial Holdings, Cl A*	74,392	2,949
First Financial Bancorp	144,260	4,028
First Horizon National	211,095	3,481
First Merchants	75,230	3,163
Guaranty Bancorp	82,572	2,115
Hancock Whitney	43,252	1,740
Hanover Insurance Group	19,040	2,184
Old National Bancorp	243,460	4,560
Popular (Puerto Rico)	98,091	5,532
Provident Financial Services	87,256	2,241
Renasant	69,353	2,535
Selective Insurance Group	88,223	5,855
South State	62,002	4,499
UMB Financial	86,084	5,825
United Bankshares	120,329	4,352
WesBanco	71,678	3,117
Wintrust Financial	27,886	2,157

	Number of Shares	Fair Value (000)

WSFS Financial	74,403	$3,130

		73,332

Healthcare — 15.6%
ACADIA Pharmaceuticals*#	336,056	6,405
AMN Healthcare Services*	63,367	4,036
Cantel Medical	50,952	4,376
Catalent*	51,946	2,060
Cerus*	511,131	2,683
Corcept Therapeutics*#	383,775	5,346
Encompass Health	30,100	2,264
ICU Medical*	9,708	2,335
Loxo Oncology*	27,111	3,807
Luminex	169,211	4,970
PRA Health Sciences*	28,787	3,361
Providence Service*	32,066	2,271
Retrophin*	178,869	4,389
Sarepta Therapeutics*	48,686	6,303
Supernus Pharmaceuticals*	108,710	5,155
Vanda Pharmaceuticals*	291,595	7,301
Vericel*	133,253	2,343

		69,405

Industrials — 14.9%
Barnes Group	41,053	2,465
Comfort Systems USA	78,839	4,152
Curtiss-Wright	38,441	4,244
Dun & Bradstreet	23,070	3,311
HEICO	82,022	6,932
Landstar System	31,626	3,450
Moog, Cl A	78,535	6,868
MSA Safety	53,352	5,815
RBC Bearings*	15,228	2,330
Regal Beloit	49,188	3,846
Rexnord*	138,473	3,920
Simpson Manufacturing	96,377	5,638
TriNet Group*	86,142	3,955
UniFirst	20,383	3,147
Vicor*	59,432	2,128
WageWorks*	130,846	4,361

		66,562

Information Technology — 12.5%
Alteryx, Cl A*	56,850	3,421
Aspen Technology*	28,933	2,497
CACI International, Cl A*	18,188	2,999
Cardtronics PLC, Cl A (United Kingdom)*	108,277	3,513
CoreLogic*	54,316	2,198
EVERTEC (Puerto Rico)	117,674	3,216
Littelfuse	23,975	4,588
NCR*	238,703	6,614
Novanta (Canada)*	30,839	2,002
Qualys*	29,885	2,354
RealPage*	71,157	3,670
Science Applications International	56,773	3,947
Silicon Laboratories*	43,259	3,823
Tech Data*	79,765	7,175
Vishay Intertechnology	165,725	3,455

		55,472

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — 4.7%
Carpenter Technology	52,571	$2,265
Commercial Metals	101,216	1,951
HB Fuller	81,842	3,948
Minerals Technologies	49,188	2,768
Silgan Holdings	133,631	3,441
Worthington Industries	162,411	6,727

		21,100

Real Estate — 4.8%
Agree Realty REIT	102,922	6,131
InfraREIT	135,991	3,114
PotlatchDeltic REIT	123,879	4,596
PS Business Parks REIT	17,682	2,493
Xenia Hotels & Resorts REIT	241,133	4,900

		21,234

Utilities — 1.8%
ONE Gas	61,590	5,241
SJW Group	46,709	2,617

		7,858

Total Common Stocks (Cost $394,438)		438,062

MASTER LIMITED PARTNERSHIP — 0.4%
Energy — 0.4%
Hi-Crush Partners LP	281,149	1,648

Total Master Limited Partnership (Cost $3,427)		1,648

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	5,573,069	$5,573

Total Affiliated Money Market Fund (Cost $5,573)		5,573

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $403,438)		445,283

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.8%
Affiliated Money Market Fund — 1.6%
PNC Government Money Market Fund,
Class I Shares 2.100%† (A)	7,323,559	7,324

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	813,729	814

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $8,138)‡		8,138

TOTAL INVESTMENTS — 101.8%
(Cost $411,576)**		453,421

Liabilities in Excess of Other Assets — (1.8)%		(8,145)

TOTAL NET ASSETS — 100.0%		$445,276

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $411,861 (000).

Gross unrealized appreciation (000)	$73,416
Gross unrealized depreciation (000)	(31,856)

Net unrealized appreciation (000)	$41,560

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $7,775 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$5,573	$–	$–	$5,573

Common Stocks	438,062	–	–	438,062

Master Limited Partnership	1,648	–	–	1,648

Short-Term Investments Purchased With Collateral From Securities Loaned	8,138	–	–	8,138

Total Assets - Investments in Securities	$453,421	$–	$–	$453,421

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$8,138	$–	$8,138

Total Liabilities - Collateral Received for Loaned Securities	$–	$8,138	$–	$8,138

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.7%
Communication Services — 4.3%
AMC Networks, Cl A*	25,393	$1,520
Boingo Wireless*	42,788	1,071
MSG Networks, Cl A*	84,731	2,269
Nexstar Media Group, Cl A	20,470	1,692

		6,552

Consumer Discretionary — 14.8%
American Eagle Outfitters	98,909	2,070
Bright Horizons Family Solutions*	17,105	2,081
Cavco Industries*	9,280	1,527
Churchill Downs	4,387	1,219
Deckers Outdoor*	14,189	1,891
DSW, Cl A	29,276	812
Five Below*	12,473	1,307
Fox Factory Holding*	20,517	1,307
Grand Canyon Education*	9,530	1,166
MasterCraft Boat Holdings*	49,037	1,271
Ollie’s Bargain Outlet Holdings*	23,169	2,055
Ruth’s Hospitality Group	66,510	1,628
SodaStream International (Israel)*	9,017	1,295
Texas Roadhouse	24,104	1,592
Tower International	52,039	1,463

		22,684

Consumer Staples — 6.0%
Calavo Growers#	16,838	1,655
Central Garden & Pet*	42,138	1,426
Inter Parfums	24,180	1,494
National Beverage*#	15,421	1,346
Nomad Foods (Virgin Islands)*	46,808	946
WD-40	13,672	2,388

		9,255

Energy — 2.3%
Gulfport Energy*	171,652	1,463
Mammoth Energy Services	51,580	1,298
Matador Resources*	36,993	843

		3,604

Financials — 4.8%
Bank of NT Butterfield & Son (Bermuda)	22,178	880
Chemical Financial	16,705	788
International Bancshares	30,231	1,161
Renasant	26,586	972
United Community Financial	86,399	827
WesBanco	35,044	1,524
WSFS Financial	30,837	1,297

		7,449

Healthcare — 24.0%
Array BioPharma*	81,974	1,306
Cambrex*	25,767	1,232
Cantel Medical	18,821	1,616
Catalent*	35,976	1,426
Charles River Laboratories International*	11,138	1,502
Chemed	4,794	1,519
CONMED	13,005	884
Emergent BioSolutions*	17,051	1,242
Encompass Health	14,788	1,112

	Number of Shares	Fair Value (000)

Genomic Health*	35,516	$2,808
Heron Therapeutics*	34,169	982
Integra LifeSciences Holdings*	25,722	1,379
Ironwood Pharmaceuticals*	48,285	667
Masimo*	11,669	1,289
Medpace Holdings*	19,858	1,229
Merit Medical Systems*	33,282	2,098
Neogen*	15,513	1,006
Omnicell*	17,000	1,313
Pacira Pharmaceuticals*	28,414	1,373
Premier, CI A*	29,357	1,164
Repligen*	40,573	2,624
Retrophin*	59,159	1,452
Sarepta Therapeutics*	19,384	2,510
STAAR Surgical*	45,764	1,740
Supernus Pharmaceuticals*	30,363	1,440

		36,913

Industrials — 18.7%
ADT#	207,548	1,621
Aerojet Rocketdyne Holdings*	33,360	1,175
Barnes Group	20,980	1,260
Comfort Systems USA	37,392	1,969
Curtiss-Wright	14,983	1,654
Generac Holdings*	41,079	2,338
Harsco*	48,630	1,301
Hillenbrand	37,049	1,642
Insperity	7,672	768
ITT	27,202	1,508
Marten Transport	90,400	1,761
MasTec*	16,323	736
Mercury Systems*	33,218	1,721
Mueller Industries	49,179	1,171
PGT Innovations*	70,016	1,349
Rush Enterprises, Cl A	30,497	1,162
Trex*	14,593	930
TriMas*	46,437	1,348
UniFirst	13,466	2,079
US Ecology	17,050	1,188

		28,681

Information Technology — 18.2%
2U*	12,166	710
Alarm.com Holdings*	41,069	2,088
Aspen Technology*	16,298	1,407
Brooks Automation	45,857	1,392
CACI International, Cl A*	10,713	1,767
ExlService Holdings*	24,335	1,410
Fair Isaac*	12,096	2,403
GreenSky, Cl A*	65,403	609
HubSpot*	15,403	2,141
Integrated Device Technology*	33,546	1,608
Mitel Networks (Canada)*	141,768	1,581
New Relic*	7,211	629
Novanta (Canada)*	16,269	1,056
Proofpoint*	14,189	1,376
Pure Storage, Cl A*	75,755	1,433
Rapid7*	47,885	1,523
RealPage*	25,380	1,309
RingCentral, Cl A*	15,669	1,299
Silicon Laboratories*	12,198	1,078

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Information Technology — continued
Varonis Systems*	21,257	$1,231

		28,050

Materials — 2.3%
Domtar	14,851	647
Ingevity*	6,222	610
Louisiana-Pacific	52,313	1,196
Orion Engineered Carbons SA (Luxembourg)	42,430	1,108

		3,561

Real Estate — 2.5%
FirstService (Canada)	12,295	930
Rayonier REIT	47,939	1,516
Ryman Hospitality Properties REIT	19,795	1,467

		3,913

Utilities — 0.8%
MGE Energy	17,641	1,166

Total Common Stocks (Cost $129,034)		151,828

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	2,006,762	2,007

Total Affiliated Money Market Fund (Cost $2,007)		2,007

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $131,041)		153,835

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%

Affiliated Money Market Fund — 2.5%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	3,825,437	$3,825

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	425,048	425

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $4,250)‡		4,250

TOTAL INVESTMENTS — 102.8% (Cost $135,291)**		158,085

Liabilities in Excess of Other Assets — (2.8)%		(4,252)

TOTAL NET ASSETS — 100.0%		$153,833

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is $135,390 (000).

Gross unrealized appreciation (000)	$32,603
Gross unrealized depreciation (000)	(9,908)

Net unrealized appreciation (000)	$22,695

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $4,157 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$2,007	$–	$–	$2,007
Common Stocks	151,828	–	–	151,828
Short-Term Investments Purchased With Collateral From Securities Loaned	4,250	–	–	4,250

Total Assets - Investments in Securities	$158,085	$–	$–	$158,085

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$4,250	$–	$4,250

Total Liabilities - Collateral Received for Loaned Securities	$–	$4,250	$–	$4,250

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  Va l u e  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.1%
Communication Services — 2.9%
AMC Networks, Cl A*	3,406	$204
Boingo Wireless*	4,304	108
Cogent Communications Holdings	3,697	179
Meredith#	2,913	167

		658

Consumer Discretionary — 8.6%
Adtalem Global Education*	3,548	205
American Axle & Manufacturing Holdings*	9,256	115
Cooper-Standard Holdings*	1,985	145
Core-Mark Holding	3,072	81
Dillard’s, Cl A#	2,959	205
Liberty Expedia Holdings, CI A*	2,486	104
Lithia Motors, Cl A	1,458	121
Murphy USA*	1,232	100
Penn National Gaming*	5,911	131
Sally Beauty Holdings*	10,801	228
Sleep Number*	2,449	94
Steven Madden	8,841	285
Tailored Brands	5,177	118

		1,932

Consumer Staples — 3.3%
B&G Foods#	4,590	139
Chefs’ Warehouse*	4,325	165
Cott (Canada)	7,173	107
Freshpet*	5,846	193
Nomad Foods (Virgin Islands)*	7,083	143

		747

Energy — 5.6%
Arch Coal, Cl A#	1,256	102
Baytex Energy (Canada)*#	85,309	157
Helix Energy Solutions Group*	15,198	125
Matrix Service*	12,618	258
Newpark Resources*	11,252	86
Renewable Energy Group*	4,119	111
SEACOR Holdings*	7,126	296
Southwestern Energy*	24,886	120

		1,255

Financials — 29.6%
Axos Financial*	4,236	132
Bank of NT Butterfield & Son (Bermuda)	8,322	330
Banner	4,147	249
BOK Financial	810	68
Brookline Bancorp	16,542	256
Cadence BanCorp	6,005	123
Camden National	3,071	127
Community Bank System	3,250	213
Dime Community Bancshares	11,069	202
First Commonwealth Financial	23,692	330
First Midwest Bancorp	8,561	202
Fulton Financial	11,251	196
Great Western Bancorp	3,922	146
Green Bancorp	9,458	192
Green Dot, Cl A*	2,734	228
Heartland Financial USA	3,743	205
International Bancshares	9,278	356
INTL. FCStone*	5,962	232

	Number of Shares	Fair Value (000)
Invesco Mortgage Capital REIT	12,075	$189
Kinsale Capital Group	4,897	305
Lakeland Bancorp	11,039	183
Marcus & Millichap*	7,505	274
NMI Holdings, Cl A*	8,583	168
On Deck Capital*	12,911	101
Opus Bank	10,378	224
PennyMac Financial Services*	7,531	155
PJT Partners, Cl A	5,424	256
S&T Bancorp	4,774	202
Two Harbors Investment REIT	26,181	377
Umpqua Holdings	10,288	198
Univest Corporation of Pennsylvania	3,743	95
Walker & Dunlop	3,182	150

		6,664

Healthcare — 6.2%
Antares Pharma*	59,259	214
CorVel*	4,283	299
Mallinckrodt PLC (Ireland)*	8,753	208
Medpace Holdings*	2,824	175
Patterson	3,791	96
Retrophin*	7,620	187
Simulations Plus	10,488	208

		1,387

Industrials — 11.4%
AAR	3,362	147
DMC Global	3,600	131
Ennis	9,638	188
Global Brass & Copper Holdings	5,804	188
Greenbrier	6,209	304
Harsco*	14,524	388
Insperity	2,243	224
Navigant Consulting	5,132	131
NCI Building Systems*	11,891	135
NOW*	7,532	102
Radiant Logistics*	41,481	226
Regal Beloit	2,557	200
Viad	4,236	213

		2,577

Information Technology — 9.2%
3D Systems*#	9,359	116
Bottomline Technologies DE*	1,870	103
Digi International*	10,400	123
Fabrinet (Cayman Islands)*	3,452	182
Finisar*	4,052	95
Knowles*	11,050	168
ManTech International, Cl A	3,810	214
NETGEAR*	4,625	256
PFSweb*	10,199	63
Plantronics	3,137	144
Plexus*	2,599	159
Radware (Israel)*	5,084	116
Sanmina*	5,222	141
SPS Commerce*	1,117	95
Yext*	6,214	90

		2,065

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — 4.1%
Alamos Gold, Cl A (Canada)	35,333	$114
Chase	1,434	161
Mesabi Trust#	6,561	175
Olympic Steel	8,764	161
Orion Engineered Carbons SA (Luxembourg)	8,833	231
Trinseo SA (Luxembourg)	1,458	74

		916

Real Estate — 9.7%
Ashford Hospitality Trust REIT	45,188	223
CoreSite Realty REIT	1,188	116
DiamondRock Hospitality REIT	29,879	315
Four Corners Property Trust REIT	11,745	326
Hersha Hospitality Trust REIT	9,255	177
Monmouth Real Estate Investment REIT	25,753	359
PotlatchDeltic REIT	4,999	185
RMR Group, Cl A	3,391	219
Select Income REIT	13,102	253

		2,173

Utilities — 7.5%
El Paso Electric	6,813	377
Northwest Natural Holding	3,882	258
NorthWestern	5,222	334
SJW Group	2,713	152
Spire	7,173	566

		1,687

Total Common Stocks (Cost $21,714)		22,061

MASTER LIMITED PARTNERSHIPS — 1.3%
Energy — 0.5%
Hoegh LNG Partners LP (Marshall Islands)	5,781	99

Industrials — 0.8%
Brookfield Business Partners LP (Bermuda)	5,245	186

Total Master Limited Partnerships (Cost $336)		285

AFFILIATED MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	165,802	166

Total Affiliated Money Market Fund (Cost $166)		166

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $22,216)		22,512

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.5%
Affiliated Money Market Fund — 4.0%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	907,735	$908

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.091% (A)	100,860	101

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,009)‡		1,009

TOTAL INVESTMENTS — 104.6% (Cost $23,225)**		23,521

Liabilities in Excess of Other Assets — (4.6)%		(1,041)

TOTAL NET ASSETS — 100.0%		$22,480

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is $23,243 (000).

Gross unrealized appreciation (000)	$2,160
Gross unrealized depreciation (000)	(1,882)

Net unrealized appreciation (000)	$278

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $878 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$166	$–	$–	$166

Common Stocks	22,061	–	–	22,061

Master Limited Partnerships	285	–	–	285

Short-Term Investments Purchased With Collateral From Securities Loaned	1,009	–	–	1,009

Total Assets - Investments in Securities	$23,521	$–	$–	$23,521

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2018, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$1,009	$–	$1,009

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,009	$–	$1,009

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 94.4%
Communication Services — 3.0%
Madison Square Garden, Cl A*	49,733	$13,429

Consumer Discretionary — 13.5%
Dorman Products*	135,040	11,865
Fox Factory Holding*	249,495	15,895
Helen of Troy (Bermuda)*	66,438	9,503
Hooker Furniture	99,001	2,983
Installed Building Products*	70,444	2,728
LCI Industries	139,285	10,778
Lithia Motors, Cl A	95,732	7,932

		61,684

Energy — 0.2%
KLX Energy Services Holdings*	50,208	1,014

Financials — 22.4%
Allegiance Bancshares*	72,382	2,745
AMERISAFE	113,826	7,352
Artisan Partners Asset Management, Cl A	202,600	5,517
Credit Acceptance*	42,129	17,248
Diamond Hill Investment Group*	30,873	5,196
Home BancShares	376,694	7,387
LegacyTexas Financial Group	236,360	9,173
National General Holdings	436,524	11,590
Pacific Premier Bancorp*	110,228	3,403
PRA Group*	475,383	14,509
RLI	190,725	14,461
Veritex Holdings*	137,305	3,527

		102,108

Healthcare — 7.6%
AMN Healthcare Services*	312,757	19,923
Medpace Holdings*	87,148	5,395
Neogen*	132,165	8,572
PetIQ*	28,323	884
		34,774

Industrials — 26.7%
Alamo Group	110,776	9,173
ASGN*	223,889	15,504
Dycom Industries*	80,460	5,331
EnerSys	126,442	11,047
Exponent	302,003	15,197
H&E Equipment Services	195,738	4,336
HEICO	192,961	16,309
Insperity	156,821	15,689
John Bean Technologies	94,902	7,833
Patrick Industries*	158,944	6,313
Universal Forest Products	281,492	7,786
WageWorks*	94,382	3,146
Willdan Group*	107,407	4,048

		121,712

Information Technology — 11.6%
Carbonite*	203,203	5,757
Envestnet*	203,335	11,110
ePlus*	174,047	14,228
RealPage*	121,994	6,292
Tyler Technologies*	38,258	7,375

	Number of Shares	Fair Value (000)

WEX*	51,686	$8,010

		52,772

Materials — 3.7%
Balchem	116,610	10,110
Neenah	95,495	6,578

		16,688

Real Estate — 5.7%
Colliers International Group (Canada)	145,886	9,599
FirstService (Canada)	193,783	14,658
RE/MAX Holdings, Cl A	58,291	1,922

		26,179

Total Common Stocks (Cost $270,552)		430,360

EXCHANGE-TRADED FUND — 2.1%
iShares Russell 2000 ETF†	61,022	9,313

Total Exchange-Traded Fund (Cost $9,091)		9,313

AFFILIATED MONEY MARKET FUND — 3.3%
PNC Government Money Market Fund, Class I Shares 2.100%† (A)	14,962,103	14,962

Total Affiliated Money Market Fund (Cost $14,962)		14,962

TOTAL INVESTMENTS — 99.8% (Cost $294,605)**		454,635

Other Assets in Excess of Liabilities — 0.2%		1,095

TOTAL NET ASSETS — 100.0%		$455,730

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $297,666 (000).

Gross unrealized appreciation (000)	$170,020
Gross unrealized depreciation (000)	(13,051)

Net unrealized appreciation (000)	$156,969

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$14,962	$–	$–	$14,962

Common Stocks	430,360	–	–	430,360

Exchange-Traded Fund	9,313	–	–	9,313

Total Assets - Investments in Securities	$454,635	$–	$–	$454,635

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Balanced Allocation Fund	Emerging Markets Equity Fund	International Equity Fund	International Growth Fund
ASSETS
Investments in non-affiliates at fair value(1)	$14,527	$10,700	$1,341,100	$5,476
Investments in affiliates at fair value	3,066	684	104,012	135
Short-term investment in non-affiliates held as collateral for loaned securities at fair value	110	12	2,871	11
Short-term investment in affiliates purchased with collateral from securities loaned at fair value	989	105	25,839	103
Cash	–	4	26	–
Receivable for investments sold	81	–	5,630	45
Receivable for shares of beneficial interest issued	–	–	2,172	–
Dividends and interest receivable	72	9	3,544	10
Prepaid expenses	27	19	76	12
Other assets	25	8	175	8

Total Assets	18,897	11,541	1,485,445	5,800

LIABILITIES
Cash overdraft	1	–	–	–
Payable for collateral received for loaned securities	1,099	117	28,710	114
Payable for shares of beneficial interest redeemed	2	–	3,438	–
Payable for investment securities purchased	72	–	5,026	37
Foreign currency payable, at fair value(2)	–	–	165	–
Investment advisory fees payable	–	–	936	–
12b-1 fees payable:
Class A	1	–	12	–
Class C	1	–	4	–
Shareholder servicing fees payable:
Class A	4	–	31	–
Class C	1	–	6	–
Administration fees payable	5	11	179	9
Custodian fees payable	7	9	138	1
Transfer agent fees payable	19	7	141	7
Trustees’ deferred compensation payable	25	8	175	8
Trustees’ fees payable	4	4	25	4
Foreign tax payable	–	20	61	–
Other liabilities	58	52	90	48

Total Liabilities	1,299	228	39,137	228

TOTAL NET ASSETS	$17,598	$11,313	$1,446,308	$5,572

Investments in non-affiliates at cost	$13,019	$9,574	$1,209,256	$4,457
Investments in affiliates at cost	2,781	684	104,012	135
Short-term investment in non-affiliates held as collateral for loaned securities at cost	110	12	2,871	11
Short-term investment in affiliates purchased with collateral from securities loaned at cost	989	105	25,839	103
(1) Includes securities on loan with a fair value of	1,071	104	27,470	44
(2) Foreign currency payable, at cost	–	–	(165)	–

See Notes to Financial Statements.

	Balanced Allocation Fund	Emerging Markets Equity Fund	International Equity Fund	International Growth Fund
TOTAL NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$14,304	$10,159	$1,291,441	$3,835
Total Distributable Earnings (Loss)	3,294	1,154	154,867	1,737

Total Net Assets	$17,598	$11,313	$1,446,308	$5,572

NET ASSET VALUE (In unrounded dollars and shares):
Total Net Assets applicable to Class I	$8,689,025	$11,295,271	$794,048,415	$5,527,916

Class I shares outstanding	675,746	1,010,543	35,320,054	417,944

Net Asset Value, Offering and Redemption Price Per Share	$12.86	$11.18	$22.48	$13.23

Total Net Assets applicable to Class A	$8,420,414	$17,870	$52,829,664	$43,862

Class A shares outstanding	651,845	1,600	2,375,170	3,320

Net Asset Value and Redemption Price Per Share	$12.92	$11.17	$22.24	$13.21

Maximum Offering Price Per Share(3)	$13.56	$11.82	$23.53	$13.98

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Total Net Assets applicable to Class C	$488,647	N/A	$5,814,627	N/A

Class C shares outstanding	38,505	N/A	274,325	N/A

Net Asset Value and Offering Price Per Share(4)	$12.69	N/A	$21.20	N/A

Total Net Assets applicable to Class R6	N/A	N/A	$593,615,431	N/A

Class R6 shares outstanding	N/A	N/A	26,394,003	N/A

Net Asset Value and Offering Price Per Share	N/A	N/A	$22.49	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Multi-Factor All Cap Fund	Multi-Factor Large Cap Growth Fund	Multi-Factor Large Cap Value Fund
ASSETS
Investments in non-affiliates at fair value(1)	$7,106	$99,424	$105,038
Investments in affiliates at fair value	119	2,888	1,836
Short-term investment in non-affiliates held as collateral for loaned securities at fair value	–	–	122
Short-term investment in affiliates purchased with collateral from securities loaned at fair value	–	–	1,100
Cash	–	–	1
Receivable for shares of beneficial interest issued	–	161	165
Dividends and interest receivable	9	141	217
Prepaid expenses	25	53	58
Other assets	18	42	54

Total Assets	7,277	102,709	108,591

LIABILITIES
Cash overdraft	–	3	–
Payable for collateral received for loaned securities	–	–	1,222
Payable for shares of beneficial interest redeemed	–	56	59
Investment advisory fees payable	–	39	42
12b-1 fees payable:
Class A	1	3	4
Class C	–	1	1
Shareholder servicing fees payable:
Class A	1	8	9
Administration fees payable	15	28	29
Custodian fees payable	6	5	6
Transfer agent fees payable	15	92	91
Trustees’ deferred compensation payable	18	42	54
Trustees’ fees payable	4	6	6
Other liabilities	32	45	48

Total Liabilities	92	328	1,571

TOTAL NET ASSETS	$7,185	$102,381	$107,020

Investments in non-affiliates at cost	$7,532	$98,044	$104,078
Investments in affiliates at cost	123	2,799	1,862
Short-term investment in non-affiliates held as collateral for loaned securities at cost	–	–	122
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	–	1,100
(1) Includes securities on loan with a fair value of	–	–	1,174

See Notes to Financial Statements.

	Multi-Factor All Cap Fund	Multi-Factor Large Cap Growth Fund	Multi-Factor Large Cap Value Fund

TOTAL NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$7,533	$84,585	$105,392
Total Distributable Earnings (Loss)	(348)	17,796	1,628

Total Net Assets	$7,185	$102,381	$107,020

NET ASSET VALUE (In unrounded dollars and shares):
Total Net Assets applicable to Class I	$4,919,194	$87,129,874	$86,411,398

Class I shares outstanding	249,421	2,218,619	3,542,443

Net Asset Value, Offering and Redemption Price Per Share	$19.72	$39.27	$24.39

Total Net Assets applicable to Class A	$2,120,086	$14,746,369	$20,362,264

Class A shares outstanding	109,904	382,469	836,525

Net Asset Value and Redemption Price Per Share	$19.29	$38.56	$24.34

Maximum Offering Price Per Share(2)	$20.41	$40.80	$25.76

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Total Net Assets applicable to Class C	$145,799	$504,962	$246,658

Class C shares outstanding	8,229	14,598	10,360

Net Asset Value and Offering Price Per Share(3)	$17.72	$34.59	$23.81

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
ASSETS
Investments in non-affiliates at fair value(1)	$439,710	$151,828	$22,346
Investments in affiliates at fair value	5,573	2,007	166
Short-term investment in non-affiliates held as collateral for loaned securities at fair value	814	425	101
Short-term investment in affiliates purchased with collateral from securities loaned at fair value	7,324	3,825	908
Cash	3	–	49
Receivable for shares of beneficial interest issued	433	169	5
Dividends and interest receivable	617	91	15
Prepaid expenses	78	50	26
Other assets	54	28	26

Total Assets	454,606	158,423	23,642

LIABILITIES
Payable for collateral received for loaned securities	8,138	4,250	1,009
Payable for shares of beneficial interest redeemed	545	15	24
Investment advisory fees payable	258	87	6
12b-1 fees payable:
Class A	19	10	2
Class C	1	4	1
Shareholder servicing fees payable:
Class A	39	26	5
Class C	2	6	1
Administration fees payable	76	35	18
Custodian fees payable	15	7	7
Transfer agent fees payable	67	61	24
Trustees’ deferred compensation payable	54	28	26
Trustees’ fees payable	14	7	4
Other liabilities	102	54	35

Total Liabilities	9,330	4,590	1,162

TOTAL NET ASSETS	$445,276	$153,833	$22,480

Investments in non-affiliates at cost	$397,865	$129,034	$22,050
Investments in affiliates at cost	5,573	2,007	166
Short-term investment in non-affiliates held as collateral for loaned securities at cost	814	425	101
Short-term investment in affiliates purchased with collateral from securities loaned at cost	7,324	3,825	908
(1) Includes securities on loan with a fair value of	7,775	4,157	878

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

TOTAL NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$370,183	$109,304	$21,282

Total Distributable Earnings (Loss)	75,093	44,529	1,198

Total Net Assets	$445,276	$153,833	$22,480

NET ASSET VALUE (In unrounded dollars and shares):

Total Net Assets applicable to Class I	$302,251,534	$94,046,975	$12,263,942

Class I shares outstanding	11,643,708	3,621,458	544,058

Net Asset Value, Offering and Redemption Price Per Share	$25.96	$25.97	$22.54

Total Net Assets applicable to Class A	$78,343,924	$44,850,073	$9,479,408

Class A shares outstanding	3,046,581	1,766,573	458,581

Net Asset Value and Redemption Price Per Share	$25.72	$25.39	$20.67

Maximum Offering Price Per Share(2)	$27.22	$26.87	$21.87

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Total Net Assets applicable to Class C	$1,330,977	$5,627,778	$736,659

Class C shares outstanding	52,031	231,593	40,340

Net Asset Value and Offering Price Per Share(3)	$25.58	$24.30	$18.26

Total Net Assets applicable to Class R6	$63,349,387	$9,308,508	N/A

Class R6 shares outstanding	2,440,565	358,432	N/A

Net Asset Value and Offering Price Per Share	$25.96	$25.97	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Small Cap Fund
ASSETS
Investments in non-affiliates at fair value	$430,360
Investments in affiliates at fair value	24,275
Receivable for investments sold	7,152
Receivable for shares of beneficial interest issued	201
Dividends and interest receivable	833
Prepaid expenses	81
Other assets	164

Total Assets	463,066

LIABILITIES
Cash overdraft	48
Payable for shares of beneficial interest redeemed	1,595
Payable for investment securities purchased	4,810
Investment advisory fees payable	336
12b-1 fees payable:
Class A	6
Class C	11
Shareholder servicing fees payable:
Class A	9
Class C	3
Administration fees payable	84
Custodian fees payable	13
Transfer agent fees payable	120
Trustees’ deferred compensation payable	164
Trustees’ fees payable	23
Other liabilities	114

Total Liabilities	7,336

TOTAL NET ASSETS	$455,730

Investments in non-affiliates at cost	$270,552
Investments in affiliates at cost	24,053

See Notes to Financial Statements.

Small Cap Fund
TOTAL NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$194,225

Total Distributable Earnings (Loss)	261,505

Total Net Assets	$455,730

NET ASSET VALUE (In unrounded dollars and shares):

Total Net Assets applicable to Class I	$409,067,885

Class I shares outstanding	17,577,600

Net Asset Value, Offering and Redemption Price Per Share	$23.27

Total Net Assets applicable to Class A	$31,559,441

Class A shares outstanding	1,411,838

Net Asset Value and Redemption Price Per Share	$22.35

Maximum Offering Price Per Share(2)	$23.65

Maximum Sales Charge Per Share	5.50%

Total Net Assets applicable to Class C	$15,102,571

Class C shares outstanding	761,230

Net Asset Value and Offering Price Per Share(3)	$19.84

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S T A T E M E N T S   O F   O P E R A T I O N S    ( 0 0 0 )

F o r   t h e   S i x - M o n t h   P e r i o d   E n d e d   N o v e m b e r   30,  2 0 1 8   (U n a u d i t e d )

	Balanced Allocation Fund	Emerging Markets Equity Fund	International Equity Fund	International Growth Fund
Investment Income:
Dividends from unaffiliated investments	$85	$109	$8,011	$26
Dividends from affiliated investments(1)	47	6	769	2
Interest	119	3	522	1
Security lending income (net of fees)(2)	5	–	133	–
Less: foreign taxes withheld	(1)	(13)	(489)	(2)

Total Investment Income	255	105	8,946	27
Expenses:
Investment advisory fees	69	61	5,845	24
Administration fees	12	13	342	12
12b-1 fees:
Class A	–	–	9	–
Class C	2	–	20	–
Shareholder servicing fees:
Class A	11	–	78	–
Class C	1	–	7	–
Transfer agent fees	25	8	248	10
Commitment fees	–	–	3	–
Custodian fees	6	10	143	7
Professional fees	23	26	83	23
Pricing service fees	18	11	17	12
Printing and shareholder reports	5	3	42	3
Registration and filing fees	28	10	44	3
Trustees’ fees	9	9	53	8
Miscellaneous	4	1	81	1

Total Expenses	213	152	7,015	103
Less:
Waiver of investment advisory fees(1)	(69)	(61)	(86)	(24)
Advisor expense reimbursement(1)	(43)	(15)	–	(53)

Net Expenses	101	76	6,929	26

Net Investment Income (Loss)	154	29	2,017	1
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	607	(189)	(18,884)	96
Net realized gain (loss) on affiliated investments sold(1)	(11)	–	–	–
Net realized gain (loss) on foreign currency transactions	–	–	(247)	(2)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments(3)	(707)	(1,914)	(127,098)	(754)
Net change in unrealized appreciation/(depreciation) on affiliated investments	(307)	–	–	–
Net change in unrealized appreciation/(depreciation) on foreign currency translation	–	–	(59)	–

Net Gain (Loss) on Investments	(418)	(2,103)	(146,288)	(660)

Net Increase (Decrease) in Total Net Assets Resulting from Operations	$(264)	$(2,074)	$(144,271)	$(659)

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.
(3)	Net of change in estimated capital gains taxes of $(3) and $10 for Emerging Markets Equity Fund and International Equity Fund, respectively.

See Notes to Financial Statements.

Multi-Factor All Cap Fund	Multi-Factor Large Cap Growth Fund	Multi-Factor Large Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$61	$584	$1,183	$3,489	$546
1	20	29	43	16
–	7	9	23	10
–	3	5	206	23
(2)	–	(1)	–	(3)

60	614	1,225	3,761	592

23	292	309	1,890	615
10	34	36	134	49

–	2	3	14	8
1	2	1	5	25

3	20	27	119	63
–	1	–	2	8
21	132	132	106	75
–	–	–	3	3
6	5	5	11	6
21	27	28	74	33
4	3	3	3	3
4	26	27	33	13
23	25	28	48	30
9	13	13	49	16
1	5	5	94	25

126	587	617	2,585	972

(23)	(217)	(221)	(304)	(168)
(71)	–	–	–	–

32	370	396	2,281	804

28	244	829	1,480	(212)

147	9,957	416	30,883	13,235
4	–	34	–	–
–	–	–	–	–

(849)	(10,497)	(1,948)	(63,018)	(15,453)

(5)	6	(7)	–	–
–	–	–	–	–

(703)	(534)	(1,505)	(32,135)	(2,218)

$(675)	$(290)	$(676)	$(30,655)	$(2,430)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S   (0 0 0)

F o r  t h e  S i x - M o n t h  P er i o d  E n d e d  N o v e m b e r  30,  2 0 1 8  (U n a u d i t e d)

	Multi-Factor Small Cap Value Fund	Small Cap Fund
Investment Income:
Dividends from unaffiliated investments	$ 234	$ 3,804
Dividends from affiliated investments(1)	2	117
Interest	2	69
Security lending income (net of fees)(2)	8	204
Less: foreign taxes withheld	(1)	(10)
Total Investment Income	245	4,184
Expenses:
Investment advisory fees	96	2,508
Administration fees	14	148
12b-1 fees:
Class A	2	6
Class C	3	65
Shareholder servicing fees:
Class A	14	48
Class C	1	22
Transfer agent fees	31	181
Commitment fees	2	3
Custodian fees	6	12
Professional fees	23	74
Pricing service fees	3	1
Printing and shareholder reports	6	55
Registration and filing fees	25	41
Trustees’ fees	9	49
Miscellaneous	3	89
Total Expenses	238	3,302
Less:
Waiver of investment advisory fees(1)	(96)	(401)
Advisor expense reimbursement(1)	(12)	–
Net Expenses	130	2,901
Net Investment Income (Loss)	115	1,283
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	411	43,714
Net realized gain (loss) on affiliated investments sold(1)	–	(109)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(2,967)	(75,989)
Net change in unrealized appreciation/(depreciation) on affiliated investments	–	222
Net Gain (Loss) on Investments	(2,556)	(32,162)
Net Increase (Decrease) in Total Net Assets Resulting from Operations	$(2,441)	$(30,879)

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Balanced Allocation Fund		Emerging Markets Equity Fund		International Equity Fund
	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Investment Activities:
Net investment income (loss)	$ 154	$ 254	$ 29	$ 35	$ 2,017	$ 16,335
Net realized gain (loss) on investments sold, futures and foreign currency transactions	596	1,612	(189)	215	(19,131)	27,885
Net change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translation	(1,014)	(233)	(1,914)	1,944	(127,157)	106,528
Payment by Affiliate	–	–	–	–	–	2(1)
Net increase (decrease) in total net assets resulting from operations	(264)	1,633	(2,074)	2,194	(144,271)	150,750
Distributions to Shareholders:(2)
Class I	(101)	(1,377)	–	(61)	–	(8,926)
Class A	(81)	(1,001)	–	–	–	(366)
Class C	(2)	(58)	–	–	–	(1)
Total distributions to shareholders	(184)	(2,436)	–	(61)	–	(9,293)
Share Transactions:
Proceeds from shares issued:
Class I	32	878	11	91	302,641	428,365
Class A	299	203	20	–	13,293	17,926
Class C	1	4	–	–	1,964	2,100
Class R6	–	–	–	–	741,089	–
Conversion of Class T to Class A shares:(3)
Class A	–	1	–	–	–	–
Class T	–	(1)	–	–	–	–
Reinvestment of dividends and distributions:
Class I	95	1,340	–	61	–	5,104
Class A	76	942	–	–	–	251
Class C	2	57	–	–	–	1
Total proceeds from shares issued and reinvested	505	3,424	31	152	1,058,987	453,747
Value of shares redeemed:
Class I	(1,067)	(5,095)	(36)	–	(767,888)	(227,028)
Class A	(597)	(1,305)	–	–	(22,712)	(17,215)
Class C	(46)	(48)	–	–	(451)	(698)
Class R6	–	–	–	–	(84,954)	–
Total value of shares redeemed	(1,710)	(6,448)	(36)	–	(876,005)	(244,941)
Increase (decrease) in net assets from share transactions	(1,205)	(3,024)	(5)	152	182,982	208,806
Total increase (decrease) in total net assets	(1,653)	(3,827)	(2,079)	2,285	38,711	350,263
Total Net Assets:
Beginning of period	19,251	23,078	13,392	11,107	1,407,597	1,057,334
End of Period	$17,598	$19,251 (2)	$11,313	$13,392 (2)	$1,446,308	$1,407,597 (2)

(1) See Note 11 in Notes to Financial Statements.
(2) During the six months ended November 30, 2018, the Funds adopted the SEC’s Disclosure Update and Simplification Amendments. Please see Note 14 in Notes to Financial Statements.
(3) See Note 7 in Notes to Financial Statements.
For the fiscal year ended May 31, 2018, the Funds had the following distributions:
Dividends and Distributions to Shareholders:(2)
Dividends from net investment income:
Class I		$(145)		$(28)		$(8,926)
Class A		(80)		–		(366)
Class C		(1)		–		(1)
Distributions from net realized gains:
Class I		(1,232)		(33)		–
Class A		(921)		–		–
Class C		(57)		–		–
Total dividends and distributions		(2,436)		(61)		(9,293)
Total Net Assets includes accumulated undistributed net investment income of:		$65		$14		$14,678

See Notes to Financial Statements.

International Growth Fund		Multi-Factor All Cap Fund		Multi-Factor Large Cap Growth Fund		Multi-Factor Large Cap Value Fund
For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018

$1	$28	$28	$74	$244	$449	$829	$1,531
94	723	151	1,038	9,957	12,385	450	6,424
(754)	446	(854)	513	(10,491)	4,965	(1,955)	809
–	–	–	–	–	–	–	–
(659)	1,197	(675)	1,625	(290)	17,799	(676)	8,764

–	(80)	(60)	(89)	–	(403)	(1,133)	(1,017)
–	–	(19)	(21)	–	(4)	(267)	(194)
–	–	–	(2)	–	–	(2)	(1)
–	(80)	(79)	(112)	–	(407)	(1,402)	(1,212)

8	56	16	1,215	10,252	25,999	10,501	26,527
2	8	9	176	221	531	39	165
–	–	25	46	1	55	15	111
–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

–	79	20	40	–	297	820	702
–	–	18	21	–	4	236	175
–	–	–	–	–	–	2	1
10	143	88	1,498	10,474	26,886	11,613	27,681

(25)	(1,500)	(1,252)	(4,629)	(8,918)	(29,835)	(11,874)	(27,205)
–	(6)	(182)	(505)	(1,113)	(2,301)	(1,195)	(2,890)
–	–	(15)	(187)	(30)	(248)	–	(63)
–	–	–	–	–	–	–	–
(25)	(1,506)	(1,449)	(5,321)	(10,061)	(32,384)	(13,069)	(30,158)
(15)	(1,363)	(1,361)	(3,823)	413	(5,498)	(1,456)	(2,477)
(674)	(246)	(2,115)	(2,310)	123	11,894	(3,534)	5,075

6,246	6,492	9,300	11,610	102,258	90,364	110,554	105,479
$5,572	$6,246 (2)	$7,185	$9,300 (2)	$102,381	$102,258 (2)	$107,020	$110,554 (2)

	$(31)		$(89)		$(403)		$(1,017)
	–		(21)		(4)		(194)
	–		(2)		–		(1)

	(49)		–		–		–
	–		–		–		–
	–		–		–		–
	(80)		(112)		(407)		(1,212)
	$14		$54		$183		$839

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Investment Activities:
Net investment income (loss)	$1,480	$1,038	$(212)	$(591)
Net realized gain (loss) on investments sold and futures	30,883	9,943	13,235	11,814
Net change in unrealized appreciation/(depreciation) on investments and futures	(63,018)	53,216	(15,453)	16,957
Net increase (decrease) in total net assets resulting from operations	(30,655)	64,197	(2,430)	28,180
Distributions to Shareholders:(1)
Class I	–	(5,659)	–	(4,764)
Class A	–	(1,106)	–	(2,148)
Class C	–	(14)	–	(354)
Total distributions to shareholders	–	(6,779)	–	(7,266)
Share Transactions:
Proceeds from shares issued:
Class I	52,555	170,638	15,291	29,793
Class A	10,612	33,208	4,826	10,500
Class C	314	768	179	980
Class R6	94,092	–	10,760	–
Reinvestment of dividends and distributions:
Class I	–	3,964	–	3,402
Class A	–	654	–	1,555
Class C	–	12	–	287
Total proceeds from shares issued and reinvested	157,573	209,244	31,056	46,517
Value of shares redeemed:
Class I	(150,262)	(71,087)	(22,799)	(38,707)
Class A	(25,664)	(40,396)	(9,340)	(12,571)
Class C	(132)	(243)	(1,618)	(3,729)
Class R6	(23,485)	–	(268)	–
Total value of shares redeemed	(199,543)	(111,726)	(34,025)	(55,007)
Increase (decrease) in net assets from share transactions	(41,970)	97,518	(2,969)	(8,490)
Total increase (decrease) in total net assets	(72,625)	154,936	(5,399)	12,424
Total Net Assets:
Beginning of period	517,901	362,965	159,232	146,808
End of Period	$445,276	$517,901 (1)	$153,833	$159,232 (1)

(1) During the six months ended November 30, 2018, the Funds adopted the SEC’s Disclosure Update and Simplification Amendments. Please see Note 14 in Notes to Financial Statements.
For the fiscal year ended May 31, 2018, the Funds had the following distributions:
Dividends and Distributions to Shareholders:(1)
Dividends from net investment income:
Class I		$(883)		$(382)
Class A		–		(54)
Class C		–		–
Distributions from net realized gains:
Class I		(4,776)		(4,382)
Class A		(1,106)		(2,094)
Class C		(14)		(354)
Total dividends and distributions		(6,779)		(7,266)
Total Net Assets includes accumulated undistributed (distributions in excess of) net investment income of:		$898		$(17)

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		Small Cap Fund
For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018

$115	$369	$1,283	$(816)

411	2,086	43,605	142,382

(2,967)	1,425	(75,767)	(4,226)
(2,441)	3,880	(30,879)	137,340

–	(326)	–	(64,820)
–	(232)	–	(4,284)
–	(17)	–	(2,128)
–	(575)	–	(71,232)

1,221	2,641	25,332	54,905
161	711	909	7,608
–	24	173	809
–	–	–	–

–	219	–	52,009
–	221	–	3,715
–	14	–	1,341
1,382	3,830	26,414	120,387

(1,704)	(7,237)	(99,567)	(451,056)
(871)	(3,088)	(7,964)	(19,435)
(33)	(566)	(1,740)	(7,432)
–	–	–	–
(2,608)	(10,891)	(109,271)	(477,923)

(1,226)	(7,061)	(82,857)	(357,536)

(3,667)	(3,756)	(113,736)	(291,428)
26,147	29,903	569,466	860,894
$22,480	$26,147 (1)	$455,730	$569,466 (1)

	$(326)		$–
	(232)		–
	(17)		–

	–		(64,820)
	–		(4,284)
	–		(2,128)
	(575)		(71,232)

	$393		$(1,027)

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

(U n a u d i t e d)

The tables present portfolio holdings as of November 30, 2018 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Intermediate Bond Fund

Corporate Bonds	40.0%
U.S. Treasury Notes	15.1
Asset-Backed Securities	14.0
Federal National Mortgage Association	12.0
Exchange-Traded Funds	6.2
Affiliated Money Market Fund	4.5
U.S. Treasury Inflation-Indexed Bonds	3.0
Commercial Mortgage-Backed Security	1.8
Federal Home Loan Mortgage Corporation	1.3
Other Government and Agency Obligation	1.1
Government National Mortgage Association	1.0
100.0%

Total Return Advantage Fund

Corporate Bonds	45.8%
Federal National Mortgage Association	20.9
U.S. Treasury Bonds	7.8
U.S. Treasury Notes	6.7
Asset-Backed Securities	6.3
Federal Home Loan Mortgage Corporation	3.5
Affiliated Money Market Fund	2.9
U.S. Treasury Inflation-Indexed Bond	2.8
Commercial Mortgage-Backed Security	1.3
Government National Mortgage Association	1.3
Transportation Revenue Bond	0.4
Collateralized Mortgage Obligation	0.3
100.0%

Ultra Short Bond Fund

Corporate Bonds	55.5%
Asset-Backed Securities	29.0
U.S. Treasury Notes	13.6
Commercial Paper	1.1
Affiliated Money Market Fund	0.7
Collateralized Mortgage Obligations	0.1
100.0%

Intermediate Tax Exempt Bond Fund

Transportation Revenue Bonds	28.4%
Education Revenue Bonds	20.6
Refunding Bonds	17.8
Hospital/Nursing Home Revenue Bonds	8.3
Industrial/Development Revenue Bonds	8.0
Utility Revenue Bonds	7.9
Other Revenue Bonds	6.4
General Obligations	2.6
100.0%

Tax Exempt Limited Maturity Bond Fund

Refunding Bonds	22.5%
Education Revenue Bonds	14.5
Transportation Revenue Bonds	13.8
Hospital/Nursing Home Revenue Bonds	12.1
Utility Revenue Bonds	10.6
General Obligations	8.8
Other Revenue Bonds	7.0
Industrial/Development Revenue Bonds	4.0
Prerefunded & Escrowed to Maturity	2.3
Refunding Notes	2.2
Public Facilities Revenue Bonds	1.1
Water/Sewer Revenue Bonds	1.1
100.0%

At November 30, 2018, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Tax Exempt Limited Maturity Bond

AGM	5.2%	2.0%

GNMA/FNMA/FHLMC	2.4	–

PSF-GTD	–	4.6

Total	7.6%	6.6%

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P E N S E  T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2018 to November 30, 2018). The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below and on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2018 to November 30, 2018).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the SEC requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,001.49	0.53%	$2.65
Class A	1,000.00	1,000.19	0.79	3.96
Class C	1,000.00	995.59	1.53	7.65
Hypothetical(2)
Class I	1,000.00	1,022.42	0.53	2.68
Class A	1,000.00	1,021.11	0.79	4.00
Class C	1,000.00	1,017.40	1.53	7.73

Total Return Advantage Fund
Actual
Class I	$1,000.00	$995.91	0.53%	$2.65
Class A	1,000.00	994.66	0.79	3.95
Class C	1,000.00	989.10	1.53	7.63
Hypothetical(2)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.11	0.79	4.00
Class C	1,000.00	1,017.40	1.53	7.73

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,008.78	0.28%	$1.43
Class A	1,000.00	1,008.46	0.55	2.75
Hypothetical(2)
Class I	1,000.00	1,023.64	0.28	1.44
Class A	1,000.00	1,022.33	0.55	2.77

	Beginning Account Value 06/01/18	Ending Account Value 11/30/18	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,004.94	0.54%	$2.71
Class A	1,000.00	1,003.65	0.79	3.96
Class C	1,000.00	999.85	1.54	7.71
Hypothetical(2)
Class I	1,000.00	1,022.36	0.54	2.74
Class A	1,000.00	1,021.11	0.79	4.00
Class C	1,000.00	1,017.36	1.54	7.78

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,005.50	0.54%	$2.70
Class A	1,000.00	1,003.26	0.79	3.95
Hypothetical(2)
Class I	1,000.00	1,022.38	0.54	2.72
Class A	1,000.00	1,021.12	0.79	3.99

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Bond Fund
	Class I								Class A
	2018*	2018	2017		2016	2015	2014		2018 *	2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.63	$10.95	$10.98		$11.06	$11.07	$11.26		$10.64	$10.95		$10.99		$11.06	$11.09	$11.28
Net Investment Income(1)	0.12	0.21	0.17		0.16	0.13	0.13		0.11	0.18		0.14		0.13	0.10	0.12
Realized and Unrealized Gain (Loss) on Investments	(0.10)	(0.32)	–		(0.04)	0.03	0.02		(0.11)	(0.31)		(0.01)		(0.03)	0.03	0.01
Total from Investment Operations	0.02	(0.11)	0.17		0.12	0.16	0.15		–	(0.13)		0.13		0.10	0.13	0.13
Contributions of Capital by Affiliate(1)	–	–	–		–	–	–	**(2)	–	–		–		–	–	–**	(2)
Dividends from Net Investment Income	(0.13)	(0.21)	(0.18)		(0.16)	(0.13)	(0.13)		(0.11)	(0.18)		(0.15)		(0.13)	(0.12)	(0.11)
Distributions from Net Realized Gains	–	–	(0.02)		(0.04)	(0.04)	(0.21)		–	–		(0.02)		(0.04)	(0.04)	(0.21)
Total Distributions	(0.13)	(0.21)	(0.20)		(0.20)	(0.17)	(0.34)		(0.11)	(0.18)		(0.17)		(0.17)	(0.16)	(0.32)
Net Asset Value, End of Period	$10.52	$10.63	$10.95		$10.98	$11.06	$11.07		$10.53	$10.64		$10.95		$10.99	$11.06	$11.09

Total Return†	0.15%	(1.01)%	1.52%		1.09%	1.47%	1.42%		0.02%	(1.18)%		1.16%		0.92%	1.20%	1.16%

Ratios/Supplemental Data
Net Assets End of Period (000)	$100,878	$156,789	$209,212		$290,793	$331,466	$361,838		$2,408	$2,783		$3,390		$3,885	$4,159	$4,991
Ratio of Expenses to Average Net Assets	0.53%	0.58%	0.54	%(3)	0.53%	0.53%	0.53%		0.79%	0.80	%(4)	0.81	%(3)	0.79%	0.79%	0.63%	(5)
Ratio of Net Investment Income to Average Net Assets	2.33%	1.90%	1.58%		1.47%	1.16%	1.15%		2.08%	1.69	%(4)	1.32%		1.21%	0.89%	1.06%	(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.56%	0.59%	0.54	%(3)	0.53%	0.53%	0.53%		2.38%	0.86%		0.82	%(3)	0.79%	0.79%	0.79%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.30%	1.89%	1.58%		1.47%	1.16%	1.15%		0.49%	1.63%		1.31%		1.21%	0.89%	0.89%
Portfolio Turnover Rate	58%	86%	116%		87%	47%	69%		58%	86%		116%		87%	47%	69%

	Intermediate Bond Fund
	Class C
	2018*	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.68	$10.99	$11.03		$11.10	$11.12	$11.31
Net Investment Income(1)	0.07	0.10	0.07		0.06	0.02	0.02
Realized and Unrealized Gain (Loss) on Investments	(0.12)	(0.30)	(0.02)		(0.03)	0.03	0.03
Total from Investment Operations	(0.05)	(0.20)	0.05		0.03	0.05	0.05
Contributions of Capital by Affiliate(1)	–	–	–		–	–	–	**(2)
Dividends from Net Investment Income	(0.07)	(0.11)	(0.07)		(0.06)	(0.03)	(0.03)
Distributions from Net Realized Gains	–	–	(0.02)		(0.04)	(0.04)	(0.21)
Total Distributions	(0.07)	(0.11)	(0.09)		(0.10)	(0.07)	(0.24)
Net Asset Value, End of Period	$10.56	$10.68	$10.99		$11.03	$11.10	$11.12

Total Return†	(0.44)%	(1.86)%	0.44%		0.22%	0.42%	0.43%

Ratios/Supplemental Data
Net Assets End of Period (000)	$121	$138	$333		$422	$421	$724
Ratio of Expenses to Average Net Assets	1.53%	1.54%	1.52	%(3)	1.49%	1.51%	1.50	%(5)
Ratio of Net Investment Income to Average Net Assets	1.33%	0.93%	0.61%		0.52%	0.17%	0.21	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	19.04%	1.54%	1.53	%(3)	1.49%	1.51%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(16.18)%	0.93%	0.60%		0.52%	0.17%	0.19%
Portfolio Turnover Rate	58%	86%	116%		87%	47%	69%

* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 u n l e s s o t h e r w i s e i n d i c a t e d

	Total Return Advantage Fund
	Class I								Class A
	2018 *	2018	2017		2016	2015	2014		2018 *	2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.45	$10.79	$10.78		$10.91	$10.97	$10.91		$10.47	$10.80		$10.78		$10.92	$10.97	$10.91
Net Investment Income(1)	0.14	0.26	0.24		0.25	0.23	0.25		0.13	0.25		0.21		0.21	0.20	0.23
Realized and Unrealized Gain (Loss) on Investments	(0.18)	(0.32)	0.03		(0.11)	(0.04)	0.07		(0.19)	(0.33)		0.04		(0.11)	(0.03)	0.06
Total from Investment Operations	(0.04)	(0.06)	0.27		0.14	0.19	0.32		(0.06)	(0.08)		0.25		0.10	0.17	0.29
Contributions of Capital by Affiliate(1)	-	-	-		-	-	–	**(2)	-	-		-		-	-	–**(2)
Dividends from Net Investment Income	(0.15)	(0.28)	(0.26)		(0.27)	(0.25)	(0.26)		(0.13)	(0.25)		(0.23)		(0.24)	(0.22)	(0.23)
Total Distributions	(0.15)	(0.28)	(0.26)		(0.27)	(0.25)	(0.26)		(0.13)	(0.25)		(0.23)		(0.24)	(0.22)	(0.23)
Net Asset Value, End of Period	$10.26	$10.45	$10.79		$10.78	$10.91	$10.97		$10.28	$10.47		$10.80		$10.78	$10.92	$10.97

Total Return†	(0.41)%	(0.61)%	2.56%		1.32%	1.71%	2.99%		(0.53)%	(0.79)%		2.37%		0.96%	1.52%	2.71%
Ratios/Supplemental Data
Net Assets End of Period (000)	$118,782	$151,937	$165,351		$168,676	$191,272	$249,494		$2,996	$3,590		$4,340		$11,770	$4,053	$4,645
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53	%(3)	0.54%	0.56%	0.56%		0.79%	0.69	%(4)	0.81	%(3)	0.81%	0.84%	0.81%	(5)
Ratio of Net Investment Income to Average Net Assets	2.75%	2.46%	2.21%		2.32%	2.08%	2.37%		2.49%	2.29	%(4)	1.92%		1.95%	1.80%	2.13%	(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.71%	0.65%	0.61	%(3)	0.59%	0.56%	0.56%		2.12%	0.93%		0.89	%(3)	0.87%	0.84%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.57%	2.34%	2.13%		2.27%	2.08%	2.37%		1.16%	2.05%		1.84%		1.89%	1.80%	2.10%
Portfolio Turnover Rate	35%	71%	93%		53%	51%	59%		35%	71%		93%		53%	51%	59%

	Total Return Advantage Fund
	Class C
	2018*	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.49	$10.82	$10.80		$10.94	$10.99	$10.94
Net Investment Income(1)	0.09	0.15	0.13		0.14	0.12	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.20)	(0.31)	0.05		(0.12)	(0.03)	0.05
Total from Investment Operations	(0.11)	(0.16)	0.18		0.02	0.09	0.20
Contributions of Capital by Affiliate(1)	–	–	–		–	–	–**(2)
Dividends from Net Investment Income	(0.10)	(0.17)	(0.16)		(0.16)	(0.14)	(0.15)
Total Distributions	(0.10)	(0.17)	(0.16)		(0.16)	(0.14)	(0.15)
Net Asset Value, End of Period	$10.28	$10.49	$10.82		$10.80	$10.94	$10.99

Total Return†	(1.09)%	(1.49)%	1.63%		0.24%	0.80%	1.87%
Ratios/Supplemental Data
Net Assets End of Period (000)	$335	$341	$720		$992	$1,077	$1,042
Ratio of Expenses to Average Net Assets	1.53%	1.53%	1.53	%(3)	1.52%	1.55%	1.54%(5)
Ratio of Net Investment Income to Average Net Assets	1.75%	1.44%	1.22%		1.33%	1.07%	1.38%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	8.18%	1.65%	1.61	%(3)	1.57%	1.55%	1.56%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(4.90)%	1.32%	1.14%		1.28%	1.07%	1.36%
Portfolio Turnover Rate	35%	71%	93%		53%	51%	59%
* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

† Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

	Ultra Short Bond Fund
	Class I							Class A
	2018 *	2018	2017		2016	2015	2014	2018 *	2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$9.88	$9.93	$9.94		$9.94	$9.96	$9.97	$9.89	$9.94		$9.95		$9.95	$9.98	$9.98
Net Investment Income (Loss)(1)	0.10	0.13	0.08		0.04	0.02	0.02	0.08	0.11		0.06		0.01	– **	(0.01)
Realized and Unrealized Gain (Loss) on Investments	(0.01)	(0.05)	–		0.01	–	–	– **	(0.06)		(0.01)		0.01	(0.02)	0.02
Total from Investment Operations	0.09	0.08	0.08		0.05	0.02	0.02	0.08	0.05		0.05		0.02	(0.02)	0.01
Dividends from Net Investment Income	(0.10)	(0.13)	(0.09)		(0.05)	(0.04)	(0.03)	(0.08)	(0.10)		(0.06)		(0.02)	(0.01)	(0.01)
Total Distributions	(0.10)	(0.13)	(0.09)		(0.05)	(0.04)	(0.03)	(0.08)	(0.10)		(0.06)		(0.02)	(0.01)	(0.01)
Net Asset Value, End of Period	$9.87	$9.88	$9.93		$9.94	$9.94	$9.96	$9.89	$9.89		$9.94		$9.95	$9.95	$9.98

Total Return†	0.88%	0.82%	0.77%		0.48%	0.16%	0.24%	0.85%	0.53%		0.48%		0.20%	(0.20)%	0.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$338,037	$352,077	$420,979		$374,899	$407,537	$433,326	$861	$920		$1,159		$1,286	$1,554	$2,286
Ratio of Expenses to Average Net Assets	0.28%	0.32%	0.31	%(2)	0.32%	0.33%	0.34%	0.55%	0.54	%(3)	0.60	%(2)	0.60%	0.59%	0.61	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.97%	1.30%	0.85%		0.40%	0.20%	0.17%	1.70%	1.07	%(3)	0.55%		0.12%	0.00%	(0.06	)%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.32%	0.32	%(2)	0.32%	0.33%	0.34%	3.96%	0.60%		0.60	%(2)	0.60%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.92%	1.30%	0.84%		0.40%	0.20%	0.17%	(1.71)%	1.01%		0.55%		0.12%	(0.03)%	(0.07)%
Portfolio Turnover Rate(5)	57%	98%	116%		91%	90%	94%	57%	98%		116%		91%	90%	94%

* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios.

(5)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a re D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 8,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2018 *	2018	2017	2016	2015	2014		2018 *	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.32	$9.60	$9.79	$9.59	$9.89	$10.10		$9.29	$9.56		$9.75	$9.55	$9.88	$10.06
Net Investment Income(1)	0.11	0.21	0.22	0.25	0.25	0.26		0.09	0.19		0.19	0.22	0.23	0.26
Realized and Unrealized Gain (Loss) on Investments	(0.06)	(0.23)	(0.12)	0.23	(0.02)	0.06		(0.06)	(0.22)		(0.12)	0.23	(0.03)	0.07
Total from Investment Operations	0.05	(0.02)	0.10	0.48	0.23	0.32		0.03	(0.03)		0.07	0.45	0.20	0.33
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–**	(2)
Dividends from Net Investment Income	(0.11)	(0.21)	(0.22)	(0.25)	(0.25)	(0.26)		(0.09)	(0.19)		(0.19)	(0.22)	(0.25)	(0.24)
Distributions from Net Realized Gains	–	(0.05)	(0.07)	(0.03)	(0.28)	(0.27)		–	(0.05)		(0.07)	(0.03)	(0.28)	(0.27)
Total Distributions	(0.11)	(0.26)	(0.29)	(0.28)	(0.53)	(0.53)		(0.09)	(0.24)		(0.26)	(0.25)	(0.53)	(0.51)
Net Asset Value, End of Period	$9.26	$9.32	$9.60	$9.79	$9.59	$9.89		$9.23	$9.29		$9.56	$9.75	$9.55	$9.88

Total Return†	0.49%	(0.24)%	1.03%	5.03%	2.38%	3.38%		0.37%	(0.36)%		0.80%	4.82%	2.10%	3.47%
Ratios/Supplemental Data
Net Assets End of Period (000)	$41,563	$53,979	$70,735	$79,299	$75,621	$81,906		$2,544	$2,578		$2,613	$2,913	$2,823	$2,858
Ratio of Expenses to Average Net Assets	0.54%	0.54%	0.53%	0.53%	0.53%	0.53%		0.79%	0.71	%(3)	0.76%	0.74%	0.78%	0.48%	(4)
Ratio of Net Investment Income to Average Net Assets	2.27%	2.23%	2.25%	2.53%	2.55%	2.66%		2.02%	2.06	%(3)	2.03%	2.32%	2.30%	2.71%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.80%	0.73%	0.66%	0.64%	0.61%	0.58%		2.02%	0.96%		0.89%	0.85%	0.86%	0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.01%	2.04%	2.12%	2.42%	2.47%	2.61%		0.79%	1.81%		1.90%	2.21%	2.22%	2.38%
Portfolio Turnover Rate	2%	18%	32%	22%	23%	27%		2%	18%		32%	22%	23%	27%

	Intermediate Tax Exempt Bond Fund
	Class C
	2018 *	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.18	$9.46	$9.66	$9.46	$9.76	$9.97
Net Investment Income(1)	0.06	0.11	0.12	0.15	0.15	0.16
Realized and Unrealized Gain (Loss) on Investments	(0.06)	(0.23)	(0.13)	0.23	(0.01)	0.06
Total from Investment Operations	–	(0.12)	(0.01)	0.38	0.14	0.22
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–**	(2)
Dividends from Net Investment Income	(0.06)	(0.11)	(0.12)	(0.15)	(0.16)	(0.16)
Distributions from Net Realized Gains	–	(0.05)	(0.07)	(0.03)	(0.28)	(0.27)
Total Distributions	(0.06)	(0.16)	(0.19)	(0.18)	(0.44)	(0.43)
Net Asset Value, End of Period	$9.12	$9.18	$9.46	$9.66	$9.46	$9.76

Total Return†	(0.02)%	(1.26)%	(0.09)%	4.09%	1.42%	2.37%

Ratios/Supplemental Data
Net Assets End of Period (000)	$110	$123	$238	$314	$392	$353
Ratio of Expenses to Average Net Assets	1.54%	1.54%	1.53%	1.46%	1.51%	1.52%	(4)
Ratio of Net Investment Income to Average Net Assets	1.28%	1.23%	1.25%	1.60%	1.56%	1.69%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	22.09%	1.73%	1.66%	1.57%	1.59%	1.59%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(19.27)%	1.04%	1.12%	1.49%	1.48%	1.62%
Portfolio Turnover Rate	2%	18%	32%	22%	23%	27%

* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	Class I							Class A
	2018 *	2018	2017	2016	2015	2014		2018 *	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.19	$10.41	$10.46	$10.39	$10.50	$10.52		$10.21	$10.42		$10.47	$10.39	$10.50	$10.53
Net Investment Income(1)	0.08	0.15	0.15	0.16	0.16	0.15		0.06	0.13		0.12	0.13	0.13	0.12
Realized and Unrealized Gain (Loss) on Investments	(0.02)	(0.22)	(0.05)	0.07	(0.11)	–	**	(0.03)	(0.22)		(0.05)	0.08	(0.11)	(0.01)
Total from Investment Operations	0.06	(0.07)	0.10	0.23	0.05	0.15		0.03	(0.09)		0.07	0.21	0.02	0.11
Contributions of Capital by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)
Dividends from Net Investment Income	(0.08)	(0.15)	(0.15)	(0.16)	(0.16)	(0.15)		(0.06)	(0.12)		(0.12)	(0.13)	(0.13)	(0.12)
Distributions from Net Realized Gains	–	–	– **	–	–	(0.02)		–	–		– **	–	–	(0.02)
Total Distributions	(0.08)	(0.15)	(0.15)	(0.16)	(0.16)	(0.17)		(0.06)	(0.12)		(0.12)	(0.13)	(0.13)	(0.14)
Net Asset Value, End of Period	$10.17	$10.19	$10.41	$10.46	$10.39	$10.50		$10.18	$10.21		$10.42	$10.47	$10.39	$10.50

Total Return†	0.55%	(0.66)%	0.96%	2.19%	0.46%	1.47%		0.33%	(0.84)%		0.68%	2.01%	0.19%	1.12%
Ratios/Supplemental Data

Net Assets End of Period (000)	$92,804	$95,621	$121,660	$131,767	$133,081	$144,797		$204	$203		$206	$249	$452	$470
Ratio of Expenses to Average Net Assets	0.54%	0.54%	0.53%	0.53%	0.53%	0.53%		0.79%	0.76	%(3)	0.81%	0.80%	0.81%	0.80	%(4)
Ratio of Net Investment Income to Average Net Assets	1.49%	1.47%	1.43%	1.49%	1.50%	1.42%		1.24%	1.24	%(3)	1.15%	1.22%	1.23%	1.19	%(4)
Ratio of Expenses to Average Net Assets
(Before Fee Waivers and Reimbursement, as applicable)	0.66%	0.61%	0.58%	0.56%	0.55%	0.54%		8.34%	0.88%		0.86%	0.83%	0.83%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.37%	1.40%	1.38%	1.46%	1.48%	1.41%		(6.31)%	1.12%		1.10%	1.19%	1.21%	1.16%
Portfolio Turnover Rate	16%	27%	31%	29%	36%	48%		16%	27%		31%	29%	36%	48%

* For the six-month period ended November 30, 2018. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represented a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represented capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 14.2%
Automotive — 7.1%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$203	$201
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4
2.160%, 03/15/23	555	543
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3
2.320%, 07/18/22	570	561
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	1,000	984
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4
2.050%, 06/21/23	760	747
Honda Auto Receivables Owner Trust,
Series 2017-2, Cl A3
1.680%, 08/16/21	985	973
Honda Auto Receivables Owner Trust,
Series 2017-4, Cl A4
2.210%, 03/21/24	1,230	1,207
Toyota Auto Receivables Owner Trust,
Series 2017-C, Cl A3
1.780%, 11/15/21	750	737
Toyota Auto Receivables Owner Trust,
Series 2017-D Cl A3
1.930%, 01/18/22	1,440	1,418

		7,371

Credit Cards — 6.4%
BA Credit Card Trust,
Series 2018-A1, Cl A1
2.700%, 07/17/23	1,810	1,793
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Cl A6
2.290%, 07/15/25	2,600	2,517
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	2,305	2,277

		6,587

Equipment — 0.4%
CNH Equipment Trust,
Series 2018-B, Cl A3
3.190%, 11/15/23	410	410

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	325	323

Total Asset-Backed Securities
(Cost $14,942)		14,691

	Par (000)	Fair Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 1.8%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2 3.194%, 07/25/27	$1,905	$1,849

Total Commercial Mortgage-Backed Security (Cost $1,924)		1,849

CORPORATE BONDS — 40.7%
Automotive — 1.3%
Ford Motor
4.346%, 12/08/26	444	397
General Motors Financial
4.350%, 01/17/27	505	466
Goodyear Tire & Rubber
4.875%, 03/15/27	160	144
Toyota Motor Credit (MTN)
1.700%, 01/09/19	370	370

		1,377

Cable — 1.7%
21st Century Fox America
6.900%, 03/01/19	733	740
Charter Communications Operating LLC
4.500%, 02/01/24	500	497
Time Warner
3.600%, 07/15/25	515	483

		1,720

Consumer Discretionary — 1.9%
Carnival
3.950%, 10/15/20	565	569
Netflix
4.875%, 04/15/28	565	521
Royal Caribbean Cruises
3.700%, 03/15/28	260	236
Toll Brothers Finance
4.350%, 02/15/28	720	632

		1,958

Consumer Staples — 0.9%
Kroger
6.150%, 01/15/20	945	973

Energy — 6.3%
BP Capital Markets PLC
3.224%, 04/14/24	430	417
Cheniere Energy Partners LP
5.625%, 10/01/26 144A	240	233
Energy Transfer LP
5.500%, 06/01/27	640	638
Energy Transfer Operating LP
4.050%, 03/15/25	585	552
EQT
3.900%, 10/01/27	305	267
HollyFrontier
5.875%, 04/01/26	345	354
Kinder Morgan
4.300%, 06/01/25	555	542
Marathon Petroleum
5.125%, 12/15/26 144A	360	363

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Energy — continued
MPLX LP
4.875%, 06/01/25	$500	$503
Nexen Energy ULC
6.200%, 07/30/19	369	376
Petroleos Mexicanos
4.250%, 01/15/25	410	358
3.500%, 07/23/20	300	291
Range Resources
5.000%, 08/15/22	300	284
Southwestern Energy
6.200%, 01/23/25	300	288
Valero Energy
3.400%, 09/15/26	405	369
Western Gas Partners LP
4.500%, 03/01/28	660	619

		6,454

Financials — 12.6%
American Express
3.000%, 10/30/24	200	189
Ameriprise Financial
5.300%, 03/15/20	685	702
Bank of America
6.250%, (A) (B)	200	204
Bank of America (MTN)
4.450%, 03/03/26	300	295
4.200%, 08/26/24	490	484
3.499%, 05/17/22 (B)	200	199
Bank of Montreal
3.803%, 12/15/32 (B)	400	365
Bank of Nova Scotia
2.500%, 01/08/21	395	387
BB&T (MTN)
6.850%, 04/30/19	10	10
BBVA Bancomer SA
4.375%, 04/10/24 144A	660	635
BNY Mellon
3.400%, 05/15/24	215	211
Capital One Financial
3.300%, 10/30/24	155	145
Citigroup
6.250%, (A) (B)	220	222
4.450%, 09/29/27	400	386
2.876%, 07/24/23 (B)	500	479
Credit Agricole SA (MTN)
3.250%, 10/04/24 144A	375	347
Credit Suisse AG (GMTN)
5.400%, 01/14/20	578	587
Credit Suisse Group AG
7.250%, (A) (B) 144A	275	261
Deutsche Bank AG
4.250%, 02/04/21	575	567
HSBC Bank USA NA
4.875%, 08/24/20	1,375	1,400
Lloyds Banking Group PLC
4.650%, 03/24/26	655	615
Morgan Stanley (GMTN)
4.000%, 07/23/25	565	553
2.500%, 04/21/21	765	744

	Par (000)	Fair Value (000)

MUFG Americas Holdings
3.500%, 06/18/22	$570	$568
Royal Bank of Canada
1.875%, 02/05/20	670	661
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	750	761
Wells Fargo (MTN)
4.100%, 06/03/26	620	598
Westpac Banking
2.650%, 01/25/21	450	443

		13,018

Food, Beverage & Tobacco — 1.3%
Constellation Brands
3.875%, 11/15/19	20	20
Dr Pepper Snapple Group
3.130%, 12/15/23	385	360
2.550%, 09/15/26	535	454
Kraft Heinz Foods
3.500%, 06/06/22	550	541

		1,375

Healthcare — 1.7%
AbbVie
4.250%, 11/14/28	555	532
Amgen
2.650%, 05/11/22	400	387
CVS Health
3.500%, 07/20/22	565	557
Teva Pharmaceutical Finance III BV
2.800%, 07/21/23	345	303

		1,779

Industrials — 2.3%
CNH Industrial Capital LLC
4.375%, 04/05/22	700	704
Eaton
6.950%, 03/20/19	10	10
Northrop Grumman
5.050%, 08/01/19	5	5
PulteGroup
7.875%, 06/15/32	414	432
Spirit AeroSystems
4.600%, 06/15/28	250	239
United Continental Holdings
4.250%, 10/01/22	545	537
United Rentals North America
4.875%, 01/15/28	515	464

		2,391

Information Technology — 0.4%
VeriSign
4.625%, 05/01/23	425	425

Insurance — 0.8%
Chubb INA Holdings
5.900%, 06/15/19	10	10
XLIT
2.300%, 12/15/18	805	805

		815

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d   f u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Materials — 2.4%
ArcelorMittal
6.250%, 02/25/22	$615	$648
Monsanto
2.125%, 07/15/19	1,272	1,260
Yamana Gold
4.950%, 07/15/24	621	603

		2,511

Real Estate — 1.6%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	360	358
Host Hotels & Resorts LP
3.750%, 10/15/23	440	427
Spirit Realty LP
4.450%, 09/15/26	628	599
VEREIT Operating Partnership LP
3.950%, 08/15/27	260	239

		1,623

Retail — 2.5%
Alibaba Group Holding
3.600%, 11/28/24	880	852
Hanesbrands
4.625%, 05/15/24 144A	150	145
Penske Automotive Group
5.375%, 12/01/24	680	645
Wal-Mart Stores
2.350%, 12/15/22	625	600
Wolverine World Wide
5.000%, 09/01/26 144A	305	285

		2,527

Technology — 0.4%
Amphenol
3.200%, 04/01/24	395	377

Telecommunications — 1.1%
AT&T
4.600%, 02/15/21	300	305
T-Mobile USA
4.500%, 02/01/26	455	427
Verizon Communications
3.376%, 02/15/25	465	447

		1,179

Transportation — 0.0%
Canadian Pacific Railway
7.250%, 05/15/19	10	10

Utilities — 1.5%
Atmos Energy
8.500%, 03/15/19	5	5
Duke Energy Progress LLC
5.300%, 01/15/19	5	5
Sempra Energy
2.875%, 10/01/22	862	823

	Par (000)	Fair Value (000)

Sierra Pacific Power
2.600%, 05/01/26	$770	$708

		1,541

Total Corporate Bonds
(Cost $43,516)		42,053

OTHER GOVERNMENT AND AGENCY OBLIGATION — 1.2%
Canada — 1.2%
CPPIB Capital
1.250%, 09/20/19 144A	1,225	1,210

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 14.5%
Federal Home Loan Mortgage Corporation — 1.3%
3.000%, 10/01/31	1,389	1,368

Federal National Mortgage Association — 12.2%
4.500%, 11/01/48	796	819
4.000%, 12/01/45	1,395	1,406
4.000%, 06/01/48	969	975
3.500%, 08/01/43	1,165	1,151
3.500%, 05/01/46	1,476	1,451
3.000%, 02/01/27	28	28
3.000%, 09/01/31	1,523	1,504
3.000%, 05/01/43	1,171	1,126
3.000%, 09/01/46	1,285	1,229
3.000%, 01/01/47	1,335	1,279
2.500%, 11/01/31	1,694	1,635

		12,603

Government National Mortgage Association — 1.0%
3.000%, 04/20/46	1,117	1,078

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $15,283)		15,049

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Inflation-Indexed Bonds — 3.0%
0.125%, 01/15/22	1,896	1,841
0.125%, 07/15/24	1,361	1,299

		3,140

U.S. Treasury Notes — 15.4%
2.500%, 08/15/23	2,105	2,072
2.375%, 08/15/24	595	579
2.250%, 11/15/25	1,130	1,082
2.125%, 09/30/21	6,360	6,239
1.875%, 01/31/22	2,035	1,976
1.750%, 10/31/20	2,840	2,784
1.625%, 12/31/19	1,200	1,186

		15,918

Total U.S. Treasury Obligations
(Cost $19,109)		19,058

See Notes to Financial Statements.

	Number of Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 6.3%
SPDR Portfolio Intermediate Term Corporate Bond ETF	65,000	$2,136
SPDR Portfolio Short Term Corporate Bond ETF	35,000	1,053
Vanguard Mortgage-Backed Securities ETF	65,000	3,309

Total Exchange-Traded Funds (Cost $6,482)		6,498

AFFILIATED MONEY MARKET FUND — 4.6%
PNC Government Money Market Fund,
Class I Shares 2.100%† (C)	4,789,091	4,789

Total Affiliated Money Market Fund (Cost $4,789)		4,789

TOTAL INVESTMENTS — 101.7%
(Cost $107,269)*		105,197

Liabilities in Excess of Other Assets — (1.7)%		(1,790)

TOTAL NET ASSETS — 100.0%		$103,407

*	Aggregate cost for Federal income tax purposes is $107,551 (000).

Gross unrealized appreciation (000)	$–
Gross unrealized depreciation (000)	(2,354)
Net unrealized depreciation (000)	$(2,354)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Perpetual security with no stated maturity date.
(B)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate
Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Bank of Montreal	3.803%	12/15/27	USSW5+1.432%
Citigroup	6.250%	08/15/26	US0003M+4.517%
Citigroup	2.876%	07/24/22	US0003M+0.950%
Credit Suisse Group AG	7.250%	09/12/25	USSW5+4.332%

(C)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,479 (000) and represents 3.4% of total net assets as of November 30, 2018.

See Notes to Financial Statements.

P N C I n t e r m e d i a t e B o n d f u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$4,789	$–	$–	$4,789

Asset-Backed Securities	–	14,691	–	14,691

Commercial Mortgage-Backed Security	–	1,849	–	1,849

Corporate Bonds	–	42,053	–	42,053

Exchange-Traded Funds	6,498	–	–	6,498

Other Government and Agency Obligation	–	1,210	–	1,210

U.S. Government Agency Mortgage-Backed Obligations	–	15,049	–	15,049

U.S. Treasury Obligations	–	19,058	–	19,058

Total Assets - Investments in Securities	$11,287	$93,910	$–	$105,197

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  f u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 6.3%
Automotive — 4.3%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$335	$330
Fifth Third Auto Trust,
Series 2015-1, Cl A3 1.420%, 03/16/20	32	32
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	495	488
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	279	278
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	44	44
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	310	303
GM Financial Consumer Automobile
Receivables Trust, Series 2018-1, Cl A3 2.320%, 07/18/22	390	384
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	535	526
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	1,005	994
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.750%, 10/15/21	500	494
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3 2.120%, 04/18/22	590	582
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	350	342
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, CI A3 3.020%, 11/21/22	500	499

		5,296

Credit Cards — 1.6%
American Express Credit Account Master Trust,
Series 2017-6, Cl A 2.040%, 05/15/23	740	726
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	590	582
Discover Card Execution Note Trust,
Series 2018-A5, Cl A5 3.320%, 03/15/24	600	603

		1,911

	Par (000)	Fair Value (000)
Utilities — 0.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4 5.550%, 10/20/23	$469	$486

Total Asset-Backed Securities
(Cost $7,764)		7,693

COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
Freddie Mac, Series 4231, Cl AD 2.500%, 12/15/26	376	367

Total Collateralized Mortgage Obligation
(Cost $376)		367

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.3%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2 3.194%, 07/25/27	1,628	1,580

Total Commercial Mortgage-Backed Security
(Cost $1,664)		1,580

CORPORATE BONDS — 46.0%
Automotive — 1.1%
Ford Motor 4.346%, 12/08/26	425	380
General Motors 6.600%, 04/01/36 5.150%, 04/01/38	175 160	169 136
General Motors Financial 3.950%, 04/13/24	410	389
Goodyear Tire & Rubber 4.875%, 03/15/27	250	225

		1,299

Cable — 3.4%
21st Century Fox America 6.900%, 03/01/19	1,003	1,012
Belo 7.750%, 06/01/27	435	465
Charter Communications Operating LLC 6.384%, 10/23/35	675	689
Comcast 4.950%, 10/15/58 3.900%, 03/01/38	225 580	221 522
CSC Holdings LLC 8.625%, 02/15/19	200	202
NBCUniversal Media LLC 4.375%, 04/01/21	755	770
Time Warner Cable LLC 4.500%, 09/15/42	180	142
Time Warner Entertainment LP 8.375%, 03/15/23	135	155

		4,178

Consumer Discretionary — 0.8%
Cedar Fair LP 5.375%, 04/15/27	145	140
Hilton Worldwide Finance LLC 4.625%, 04/01/25	175	169

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Consumer Discretionary — continued
Netflix
4.875%, 04/15/28	$320	$295
Royal Caribbean Cruises
3.700%, 03/15/28	395	359

		963

Consumer Staples — 0.9%
Kroger
6.150%, 01/15/20	860	886
4.450%, 02/01/47	210	182

		1,068

Energy — 6.9%
Andeavor LLC
5.375%, 10/01/22	475	483
BP Capital Markets PLC
3.224%, 04/14/24	825	800
Burlington Resources Finance
7.200%, 08/15/31	375	474
Cheniere Energy Partners LP
5.625%, 10/01/26 144A	485	472
ConocoPhillips
6.500%, 02/01/39	5	6
DCP Midstream Operating LP
5.375%, 07/15/25	480	481
Energy Transfer LP
5.500%, 06/01/27	630	628
Energy Transfer Operating LP
6.125%, 12/15/45	250	240
4.050%, 03/15/25	425	401
Enterprise Products Operating LLC
4.800%, 02/01/49	340	322
EQT
3.900%, 10/01/27	495	434
HollyFrontier
5.875%, 04/01/26	290	297
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	465	517
Marathon Petroleum
4.500%, 04/01/48 144A	415	355
MPLX LP
4.500%, 04/15/38	270	234
NuStar Logistics LP
5.625%, 04/28/27	140	132
Petroleos Mexicanos
6.000%, 03/05/20	230	233
4.250%, 01/15/25	165	144
Phillips
66 4.650%, 11/15/34	340	327
Range Resources
5.000%, 08/15/22	315	298
Southwestern Energy
6.200%, 01/23/25	315	302
TransCanada PipeLines
6.200%, 10/15/37	145	158
Valero Energy
3.400%, 09/15/26	430	392
Western Gas Partners LP
4.750%, 08/15/28	335	316

		8,446

	Par (000)	Fair Value (000)

Financials — 15.8%
American Express
3.000%, 10/30/24	$305	$288
Bank of America
6.250%, (A) (B)	445	455
Bank of America (MTN)
4.450%, 03/03/26	615	604
4.200%, 08/26/24	1,000	987
3.499%, 05/17/22 (A)	385	382
Bank of Nova Scotia
2.500%, 01/08/21	675	662
BBVA Bancomer SA
4.375%, 04/10/24 144A	500	481
BNY Mellon
3.400%, 05/15/24	365	358
Capital One Financial
3.300%, 10/30/24	170	159
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	480	475
Citigroup
6.250%, (A) (B)	340	343
4.450%, 09/29/27	1,050	1,014
2.876%, 07/24/23 (A)	960	921
Credit Agricole SA (MTN)
3.250%, 10/04/24 144A	375	347
Credit Suisse AG (GMTN)
5.400%, 01/14/20	630	640
Credit Suisse Group AG
7.250%, (A) (B) 144A	270	256
Deutsche Bank AG
4.250%, 02/04/21	565	557
Goldman Sachs Group
3.200%, 02/23/23	785	759
2.350%, 11/15/21	515	492
HSBC Bank USA NA
4.875%, 08/24/20	675	687
HSBC Holdings PLC
6.375%, (A) (B)	500	477
John Deere Capital (MTN)
2.150%, 09/08/22	510	487
JPMorgan Chase
6.100%, (A) (B)	335	339
4.625%, (A) (B)	410	365
4.023%, 12/05/24 (A)	245	244
3.882%, 07/24/38 (A)	275	245
2.400%, 06/07/21	400	389
Lloyds Banking Group PLC
4.650%, 03/24/26	940	882
Morgan Stanley (GMTN)
4.000%, 07/23/25	710	695
2.500%, 04/21/21	745	725
Morgan Stanley (MTN)
2.625%, 11/17/21	425	411
Royal Bank of Canada
2.100%, 10/14/20	1,375	1,347
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	160	161
5.125%, 05/28/24	650	630
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	10	10
Visa
4.150%, 12/14/35	325	327

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Financials — continued
Wells Fargo 3.069%, 01/24/23	$195	$188
Wells Fargo (MTN) 4.100%, 06/03/26	250	241
Westpac Banking 5.000%, (A) (B)	240	203

		19,233

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch LLC 4.700%, 02/01/36 144A	740	697
Constellation Brands 3.875%, 11/15/19	815	817
Kraft Heinz Foods 5.200%, 07/15/45	165	150
5.000%, 06/04/42	190	171

		1,835

Healthcare — 2.4%
AbbVie 3.200%, 05/14/26	685	630
Allergan Funding SCS 3.450%, 03/15/22	405	396
Amgen 4.400%, 05/01/45	285	261
2.650%, 05/11/22	280	271
CVS Health 3.500%, 07/20/22	555	547
Johnson & Johnson 3.550%, 03/01/36	320	299
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	235	231
Teva Pharmaceutical Finance III BV 3.150%, 10/01/26	385	314

		2,949

Industrials — 3.6%
Cintas No. 2 4.300%, 06/01/21	589	603
CNH Industrial Capital LLC 4.375%, 04/05/22	645	648
KLX 5.875%, 12/01/22 144A	425	437
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	225	225
PulteGroup 7.875%, 06/15/32	373	389
Spirit AeroSystems 4.600%, 06/15/28	385	368
Toll Brothers Finance 4.350%, 02/15/28	500	439
United Continental Holdings 4.250%, 10/01/22	875	863
United Rentals North America 4.875%, 01/15/28	475	428

		4,400

Information Technology — 0.6%
VeriSign 4.625%, 05/01/23	700	700

	Par (000)	Fair Value (000)
Insurance — 1.3%
Berkshire Hathaway Finance 4.200%, 08/15/48	$300	$285
MetLife 6.400%, 12/15/66	365	369
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	335	342
XLIT 4.450%, 03/31/25	610	598

		1,594

Materials — 1.5%
ArcelorMittal 6.250%, 02/25/22	560	590
DowDuPont 5.319%, 11/15/38	180	184
3.766%, 11/15/20	190	191
Sherwin-Williams 2.750%, 06/01/22	240	230
Yamana Gold 4.950%, 07/15/24	610	592

		1,787

Real Estate — 1.1%
American Campus Communities Operating Partnership LP 4.125%, 07/01/24	370	367
Spirit Realty LP 4.450%, 09/15/26	605	577
VEREIT Operating Partnership LP 3.950%, 08/15/27	475	437

		1,381

Retail — 1.3%
Booking Holdings 2.750%, 03/15/23	165	158
Hanesbrands 4.625%, 05/15/24 144A	225	217
Penske Automotive Group 5.375%, 12/01/24	405	384
Walmart 5.625%, 04/01/40	330	395
Wolverine World Wide 5.000%, 09/01/26 144A	475	444

		1,598

Technology — 1.1%
Amphenol 4.000%, 02/01/22	5	5
2.550%, 01/30/19	555	555
Apple 3.850%, 05/04/43	410	377
Microsoft 3.450%, 08/08/36	485	448

		1,385

Telecommunications — 1.4%
AT&T 5.700%, 03/01/57	380	363
5.250%, 03/01/37	270	257

See Notes to Financial Statements.

P N C T o t a l R e t u r n A d v a n t a g e F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
Nokia OYJ 3.375%, 06/12/22	$70	$66
T-Mobile USA 4.500%, 02/01/26	395	371
Verizon Communications 5.250%, 03/16/37	635	653

		1,710

Transportation — 0.5%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	285	304
FedEx 3.900%, 02/01/35	365	331

		635

Utilities — 0.8%
Alabama Power 2.450%, 03/30/22	510	493
American Electric Power 2.150%, 11/13/20	405	394
Berkshire Hathaway Energy 3.800%, 07/15/48	90	77

		964

Total Corporate Bonds (Cost $58,117)		56,125

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	390	438

Total Municipal Bond (Cost $431)		438

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 25.7%
Federal Home Loan Mortgage Corporation — 3.5%
8.000%, 10/01/29	1	1
7.500%, 09/01/30 (C)	–	–
6.000%, 12/01/35	299	332
5.500%, 09/01/37	29	31
5.500%, 01/01/38	1	1
4.500%, 09/01/26	18	19
4.500%, 03/01/40	268	278
4.500%, 06/01/41	413	430
4.000%, 10/01/43	1,060	1,073
3.500%, 08/01/29	14	14
3.500%, 06/01/42	606	600
3.000%, 06/01/28	14	14
3.000%, 04/01/32	1,471	1,449

		4,242

Federal National Mortgage Association — 20.9%
8.000%, 09/01/27 (C)	–	–
7.500%, 08/01/26 (C)	–	–
7.500%, 10/01/27	4	4
7.500%, 04/01/31	1	2
7.500%, 08/01/31	2	3
7.000%, 04/01/27	1	1

	Par (000)	Fair Value (000)
7.000%, 11/01/27	$3	$3
7.000%, 08/01/32	1	1
6.000%, 06/01/36	6	7
5.500%, 04/01/34	143	154
5.500%, 06/01/34	6	7
5.500%, 03/01/36	9	9
5.500%, 07/01/37	4	5
5.500%, 05/01/38	10	11
5.000%, 07/01/33	9	10
5.000%, 08/01/37	145	154
5.000%, 03/01/40	177	188
5.000%, 07/01/40	24	25
5.000%, 08/01/40	296	314
4.500%, 07/01/20	2	2
4.500%, 02/01/39	197	205
4.500%, 06/01/39	178	185
4.500%, 10/01/39	28	29
4.500%, 05/01/40	615	640
4.500%, 07/01/40	13	14
4.500%, 11/01/40	588	612
4.500%, 02/01/41	85	89
4.500%, 04/01/41	5	5
4.500%, 08/01/41	10	11
4.500%, 11/01/48	1,210	1,244
4.000%, 09/01/39	7	7
4.000%, 11/01/40	556	564
4.000%, 01/01/41	70	71
4.000%, 02/01/41	882	894
4.000%, 11/01/41	12	13
4.000%, 12/01/41	31	31
4.000%, 01/01/42	49	49
4.000%, 02/01/42	918	930
4.000%, 08/01/42	479	486
4.000%, 07/01/45	767	773
4.000%, 11/01/45	13	13
3.500%, 02/01/26	146	147
3.500%, 09/01/26	11	11
3.500%, 11/01/26	167	167
3.500%, 01/01/28	777	779
3.500%, 10/01/28	8	8
3.500%, 11/01/29	574	576
3.500%, 03/01/41	999	989
3.500%, 01/01/42	23	23
3.500%, 06/01/42	985	974
3.500%, 08/01/42	927	917
3.500%, 09/01/42	28	28
3.500%, 10/01/42	777	769
3.500%, 11/01/42	45	44
3.500%, 06/01/43	879	869
3.500%, 07/01/43	1,137	1,124
3.500%, 10/01/44	32	32
3.500%, 08/01/45	33	32
3.500%, 11/01/45	25	24
3.500%, 12/01/45	1,323	1,303
3.500%, 12/01/47	740	726
3.000%, 11/01/29	286	283
3.000%, 11/01/42	1,535	1,476
3.000%, 04/01/43	1,351	1,299
3.000%, 05/01/43	903	868
3.000%, 06/01/43	14	14
3.000%, 06/01/46	1,478	1,411

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
2.500%, 11/01/27	$1,205	$1,175
2.500%, 12/01/28	224	218
2.500%, 11/01/31	1,581	1,526

		25,577

Government National Mortgage Association — 1.3%
9.000%, 11/15/19 (C)	–	–
9.000%, 06/15/21 (C)	–	–
9.000%, 09/15/21	5	5
8.500%, 08/15/27	11	11
7.000%, 05/20/24	1	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	809	825
4.000%, 10/20/43	7	7
3.500%, 07/15/42	757	753
3.500%, 12/20/42	18	18

		1,624

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $32,544)		31,443

U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Bonds — 7.8%
4.500%, 02/15/36	2,345	2,779
3.750%, 08/15/41	4,455	4,798
2.500%, 02/15/45	2,350	2,017

		9,594

U.S. Treasury Inflation-Indexed Bond — 2.8%
0.125%, 07/15/24	3,562	3,400

U.S. Treasury Notes — 6.8%
2.500%, 08/15/23	1,400	1,378
2.500%, 05/15/24	690	677
2.375%, 08/15/24	50	49
2.250%, 11/15/25	220	211
2.125%, 09/30/21	655	642
1.875%, 01/31/22	2,565	2,491
1.625%, 12/31/19	2,430	2,401
1.625%, 08/15/22	435	416

		8,265

Total U.S. Treasury Obligations
(Cost $22,418)		21,259

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 3.0%
PNC Government Money Market Fund, Class I Shares 2.100%† (D)	3,623,405	$3,623

Total Affiliated Money Market Fund (Cost $3,623)		3,623

TOTAL INVESTMENTS — 100.3% (Cost $126,937)*		122,528

Liabilities in Excess of Other Assets — (0.3)%		(415)

TOTAL NET ASSETS — 100.0%		$122,113

*	Aggregate cost for Federal income tax purposes is $126,953 (000).

Gross unrealized appreciation (000)	$244
Gross unrealized depreciation (000)	(4,669)

Net unrealized depreciation (000)	$(4,425)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	6.250%	09/05/24	US0003M+3.705%

Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%

Citigroup	6.250%	08/15/26	US0003M+4.517%

Citigroup	2.876%	07/24/22	US0003M+0.950%

Credit Suisse Group AG	7.250%	09/12/25	USSW5+4.332%

HSBC Holdings PLC	6.375%	03/30/25	USISDA05+4.368%

JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%

JPMorgan Chase	4.625%	11/01/22	US0003M+2.580%

JPMorgan Chase	4.023%	12/05/23	US0003M+1.000%

JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%

Westpac Banking	5.000%	09/21/27	USISDA05+2.888%

(B)	Perpetual security with no stated maturity date.
(C)	Par and Fair Value are less than $500.
(D)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,577 (000) and represents 3.7% of total net assets as of November 30, 2018.

See Notes to Financial Statements.

P N C T o t a l R e t u r n A d v a n t a g e F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 8 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$3,623	$–	$–	$3,623
Asset-Backed Securities	–	7,693	–	7,693
Collateralized Mortgage Obligation	–	367	–	367
Commercial Mortgage-Backed Security	–	1,580	–	1,580
Corporate Bonds	–	56,125	–	56,125
Municipal Bond	–	438	–	438
U.S. Government Agency Mortgage-Backed Obligations	–	31,443	–	31,443
U.S. Treasury Obligations	–	21,259	–	21,259

Total Assets - Investments in Securities	$3,623	$118,905	$–	$122,528

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30,  2 0 1 8  ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 28.5%
Automotive — 16.6%
BMW Vehicle Owner Trust, Series 2016-A, Cl A3 1.160%, 11/25/20	$3,935	$3,908
Fifth Third Auto Trust, Series 2017-1, Cl A2A 1.590%, 04/15/20	506	505
Fifth Third Auto Trust, Series 2017-1, Cl A3 1.800%, 02/15/22	1,641	1,619
Ford Credit Auto Owner Trust, Series 2017-A, Cl A3 1.670%, 06/15/21	2,465	2,443
Ford Credit Auto Owner Trust, Series 2017-C, Cl A3 2.010%, 03/15/22	3,285	3,240
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Cl A2A 2.080%, 01/19/21	3,655	3,640
Honda Auto Receivables Owner Trust, Series 2015-4, Cl A3 1.230%, 09/23/19	442	442
Honda Auto Receivables Owner Trust, Series 2016-4, Cl A3 1.210%, 12/18/20	4,531	4,491
Honda Auto Receivables Owner Trust, Series 2017-1, Cl A3 1.720%, 07/21/21	2,791	2,763
Huntington Auto Trust, Series 2016-1, Cl A3 1.590%, 11/16/20	3,675	3,659
Hyundai Auto Receivables Trust, Series 2015-A, Cl A4 1.370%, 07/15/20	13	13
Hyundai Auto Receivables Trust, Series 2015-C, Cl A3 1.460%, 02/18/20	778	778
Hyundai Auto Receivables Trust, Series 2017-A, Cl A3 1.760%, 08/16/21	3,611	3,571
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Cl A3 1.260%, 02/16/21	2,328	2,310
Mercedes-Benz Auto Receivables Trust, Series 2018-1, CI A2A 2.710%, 04/15/21	2,260	2,255
Nissan Auto Receivables Owner Trust, Series 2015-C Cl A3 1.370%, 05/15/20	1,223	1,219
Nissan Auto Receivables Owner Trust, Series 2017-B, Cl A2A 1.560%, 05/15/20	2,679	2,670
Toyota Auto Receivables Owner Trust, Series 2016-A, Cl A4 1.470%, 09/15/21	5,765	5,700
Toyota Auto Receivables Owner Trust, Series 2017-B, Cl A3 1.760%, 07/15/21	4,545	4,496

	Par (000)	Fair Value (000)

USAA Auto Owner Trust, Series 2017-1, CI A3 1.700%, 05/17/21	$3,520	$3,489
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, CI A2A 2.810%, 07/20/21	3,155	3,147

		56,358

Credit Cards — 10.0%
American Express Credit Account Master Trust, Series 2017-1, Cl A 1.930%, 09/15/22	5,910	5,829
BA Credit Card Trust, Series 2017-A1, Cl A1 1.950%, 08/15/22	5,100	5,025
Capital One Multi-Asset Execution Trust, Series 2016-A6, Cl A6 1.820%, 09/15/22	6,020	5,953
Chase Issuance Trust, Series 2015-A4, CI A4 1.840%, 04/15/22	5,720	5,623
Citibank Credit Card Issuance Trust, Series 2017-A3, CI A3 1.920%, 04/07/22	5,350	5,271
Discover Card Execution Note Trust, Series 2016-A4, Cl A4 1.390%, 03/15/22	6,150	6,070

		33,771

Equipment — 1.9%
CNH Equipment Trust, Series 2017-C, Cl A2 1.840%, 03/15/21	2,960	2,946
CNH Equipment Trust, Series 2018-B, Cl A2 2.930%, 12/15/21	1,165	1,163
John Deere Owner Trust, Series 2016-A, Cl A3 1.360%, 04/15/20	1,010	1,007
John Deere Owner Trust, Series 2018-A, Cl A2 2.420%, 10/15/20	1,501	1,498

		6,614

Total Asset-Backed Securities (Cost $97,040)		96,743

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Fannie Mae, Series 2008-18, Cl ND 4.000%, 05/25/20 (A)	–	–
Fannie Mae, Series 2011-6, Cl BA 2.750%, 06/25/20	61	62
Freddie Mac, Series 2892, Cl DB 4.500%, 11/15/19	114	114
Freddie Mac, Series 3825, Cl AB 3.000%, 08/15/20	4	4

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  f u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Par (000)	Fair Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3977, Cl GA 1.500%, 07/15/19	$3	$3

Total Collateralized Mortgage Obligations
(Cost $183)		183

COMMERCIAL PAPER† — 1.1%
MUFG Bank 2.562%, 02/25/19	3,800	3,775

Total Commercial Paper
(Cost $3,777)		3,775

CORPORATE BONDS — 54.6%
Automotive — 1.9%
American Honda Finance (MTN) 2.000%, 02/14/20	3,645	3,595
Toyota Motor Credit (GMTN) 2.200%, 01/10/20	2,907	2,884

		6,479

Cable — 1.2%
21st Century Fox America 6.900%, 03/01/19	2,250	2,271
NBCUniversal Media LLC 5.150%, 04/30/20	1,830	1,876

		4,147

Consumer Discretionary — 1.8%
Home Depot (DD) 3.008% (US0003M+0.310%), 03/01/22 (B)	1,700	1,700
Interpublic Group 3.500%, 10/01/20	845	843
Marriott International 3.268% (US0003M+0.600%), 12/01/20 (B)	3,750	3,749

		6,292

Energy — 3.3%
BP Capital Markets PLC 2.315%, 02/13/20	1,845	1,826
1.768%, 09/19/19	1,950	1,927
Enterprise Products Operating LLC 6.500%, 01/31/19	1,905	1,914
5.250%, 01/31/20	1,775	1,808
Valero Energy 6.125%, 02/01/20	3,466	3,565

		11,040

Financials — 28.4%
American Express Credit (MTN) 2.375%, 05/26/20	3,939	3,882
Ameriprise Financial 7.300%, 06/28/19	4,522	4,625
Bank of America (MTN) 2.250%, 04/21/20	5,720	5,634
Bank of Montreal (MTN) 1.750%, 09/11/19	4,750	4,699
Bank of Nova Scotia 2.500%, 01/08/21	5,000	4,902

	Par (000)	Fair Value (000)
BNP Paribas SA (GMTN) 5.000%, 01/15/21	$4,700	$4,849
Capital One Financial 2.450%, 04/24/19	5,000	4,987
Caterpillar Financial Services (MTN) 2.000%, 11/29/19	3,510	3,473
CBOE Global Markets 1.950%, 06/28/19	3,910	3,883
Citibank NA 3.050%, 05/01/20	4,800	4,776
Cooperatieve Rabobank UA 1.375%, 08/09/19	4,000	3,955
Credit Suisse AG (GMTN) 5.400%, 01/14/20	2,101	2,135
Goldman Sachs Group 2.600%, 12/27/20	4,765	4,653
John Deere Capital (MTN) 2.200%, 03/13/20 2.050%, 03/10/20	1,180 2,920	1,168 2,879
JPMorgan Chase 2.250%, 01/23/20	5,700	5,631
Lloyds Bank PLC 2.400%, 03/17/20	1,500	1,477
Morgan Stanley 2.650%, 01/27/20	4,730	4,691
Royal Bank of Canada 2.200%, 09/23/19	6,000	5,964
Santander UK PLC 2.375%, 03/16/20	4,750	4,674
Sumitomo Mitsui Banking 2.092%, 10/18/19	3,750	3,715
Toronto-Dominion Bank (GMTN) 1.900%, 10/24/19	4,745	4,695
Westpac Banking 2.150%, 03/06/20	5,049	4,979

		96,326

Healthcare — 4.7%
AbbVie 2.500%, 05/14/20	2,763	2,723
Cardinal Health 2.400%, 11/15/19	3,785	3,749
CVS Health 3.125%, 03/09/20	2,355	2,343
Gilead Sciences 1.850%, 09/20/19	3,785	3,747
Walgreen 5.250%, 01/15/19	3,506	3,514

		16,076

Industrials — 2.0%
General Dynamics 2.875%, 05/11/20	3,715	3,706
Ryder System (MTN) 2.550%, 06/01/19	2,939	2,928

		6,634

Insurance — 1.4%
XLIT 2.300%, 12/15/18	4,610	4,609

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Materials — 2.0%
Dow Chemical 4.250%, 11/15/20	$2,330	$2,356
DowDuPont 3.766%, 11/15/20	1,735	1,743
Monsanto 2.125%, 07/15/19	2,872	2,845

		6,944

Technology — 3.3%
Amphenol 2.550%, 01/30/19	964	963
2.200%, 04/01/20	3,228	3,173
IBM Credit LLC 1.625%, 09/06/19	4,000	3,958
KLA-Tencor 3.375%, 11/01/19	3,000	3,000

		11,094

Telecommunications — 1.4%
AT&T 5.800%, 02/15/19	4,560	4,586
2.450%, 06/30/20	100	98

		4,684

Utilities — 3.2%
NextEra Energy Capital Holdings 2.300%, 04/01/19	3,767	3,758
Sempra Energy 2.400%, 03/15/20	3,385	3,326
Southern Power 1.950%, 12/15/19	3,755	3,688

		10,772

Total Corporate Bonds (Cost $186,156)		185,097

U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Notes — 13.4%
2.000%, 07/31/20	2,540	2,507
1.750%, 09/30/19	10,510	10,429
1.500%, 05/15/20	12,830	12,595
1.375%, 12/15/19	8,130	8,017
1.250%, 10/31/19	3,335	3,292
1.125%, 03/31/20	8,775	8,586

Total U.S. Treasury Obligations (Cost $45,519)		45,426

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund, Class I Shares 2.100%††## (C)	2,366,277	$2,366

Total Affiliated Money Market Fund (Cost $2,366)		2,366

TOTAL INVESTMENTS — 98.4%
(Cost $335,041)*		333,590

Other Assets in Excess of Liabilities — 1.6%		5,308

TOTAL NET ASSETS — 100.0%		$338,898

* Aggregate cost for Federal income tax purposes is $335,047 (000).

Gross unrealized appreciation (000)	$4
Gross unrealized depreciation (000)	(1,461)

Net unrealized depreciation (000)	$(1,457)

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.
(A)	Par and Fair Value are less than $500.
(B)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(C)	The rate quoted is the annualized seven-day effective yield of the Fund at November 30, 2018.

See Notes to Financial Statements.

P N C  U l t r a  S h or t  B o n d  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 8  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$2,366	$–	$–	$2,366

Asset-Backed Securities	–	96,743	–	96,743

Collateralized Mortgage Obligations	–	183	–	183

Commercial Paper	–	3,775	–	3,775

Corporate Bonds	–	185,097	–	185,097

U.S. Treasury Obligations	–	45,426	–	45,426

Total Assets - Investments in Securities	$2,366	$331,224	$–	$333,590

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E  O F  I N V E S T M E N T  S

N o v e m b e r  3 0,  2 0 1 8 ( U n a u d i t e d )

	Par (000)	Fair Value (000)

MUNICIPAL BONDS — 95.5%
Alaska — 6.0%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,317
Alaska International Airports System (RB) Series A
5.000%, 10/01/30	1,190	1,343

		2,660

Connecticut — 5.0%
Connecticut State Health & Educational Facility
Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,229

Florida — 11.4%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,070
Miami-Dade County, Florida Aviation (RB)
5.000%, 10/01/28	1,000	1,150
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,702
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,121

		5,043

Illinois — 6.3%
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/23	1,500	1,642
Railsplitter Tobacco Settlement Authority (RB)
5.000%, 06/01/28	1,000	1,122

		2,764

Indiana — 8.3%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	1,250	1,387
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/33	1,000	1,131
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/32	1,000	1,148

		3,666

Kansas — 2.9%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,282

Louisiana — 2.6%
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,135

Massachusetts — 6.0%
Commonwealth of Massachusetts (GO) Series B (AGM)
5.250%, 08/01/28	1,000	1,222

	Par (000)	Fair Value (000)
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	$400	$432
Massachusetts Housing Finance Agency (RB) Series 171
4.000%, 12/01/44	965	993

		2,647

Missouri — 2.8%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/27	1,145	1,237

New Jersey — 6.3%
New Jersey Turnpike Authority (RB) Series A 5.000%, 01/01/32	1,500	1,705
South Jersey Transportation Authority LLC (RB) Series A
5.000%, 11/01/29	1,000	1,056

		2,761

Ohio — 2.7%
Ohio State University (RB) Series D 5.000%, 12/01/29	1,000	1,207

Oklahoma — 2.4%
Oklahoma Housing Finance Agency (RB) Series A (GNMA)
5.000%, 09/01/27	1,000	1,070

Pennsylvania — 16.7%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,056
Commonwealth of Pennsylvania (GO) First Series
5.000%, 03/01/23	1,000	1,105
Monroeville Finance Authority (RB) 5.000%, 02/15/26	850	979
5.000%, 02/15/27	1,275	1,480
Philadelphia Airport Revenue (RB) Series B 5.000%, 07/01/34	1,500	1,659
Philadelphia Authority for Industrial Development, Temple University (RB) Second Series of 2016 5.000%, 04/01/31	1,000	1,122

		7,401

Rhode Island — 2.4%
Rhode Island Health & Educational Building Corporation, Hospital Financing Lifespan Obligated Group (RB) 5.000%, 05/15/24	950	1,056

Texas — 5.2%
Dallas-Fort Worth International Airport (RB) Series G 5.000%, 11/01/26	1,125	1,182

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

November  30,  2018   (U n a u d i t e d )

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Texas — continued
North Texas Tollway Authority System (RB) First Tier Series A 5.000%, 01/01/33	$1,000	$1,127

		2,309

Washington — 4.9%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	2,000	2,183

Guam — 3.6%
Guam (RB) Series A 5.000%, 01/01/25	1,500	1,582

Total Municipal Bonds (Cost $41,982)		42,232

TOTAL INVESTMENTS — 95.5% (Cost $41,982)*		42,232

Other Assets in Excess of Liabilities — 4.5%		1,985

TOTAL NET ASSETS — 100.0%		$44,217

*	Aggregate cost for Federal income tax purposes is $41,982 (000).

Gross unrealized appreciation (000)	$537
Gross unrealized depreciation (000)	(287)

Net unrealized appreciation (000)	$250

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Municipal Bonds	$–	$42,232	$–	$42,232

Total Assets - Investments in Securities	$–	$42,232	$–	$42,232

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — 98.6%
Alaska — 4.5%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,099
Alaska International Airports System (RB) Series A
5.000%, 10/01/24	1,250	1,419
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	1,550	1,707

		4,225

District of Columbia — 1.9%
District of Columbia (GO) Series E 5.000%, 06/01/21	1,605	1,720

Florida — 9.3%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,730	1,850
Citizens Property Insurance (RB) Series A-1 5.000%, 06/01/19	1,000	1,015
5.000%, 06/01/21	1,500	1,602
5.000%, 06/01/22	1,500	1,619
Palm Beach County Health Facilities Authority (RB)
4.000%, 12/01/19	1,000	1,014
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/24	1,345	1,515

		8,615

Illinois — 11.2%
Champaign County Community Unit School District No. 4 (GO)
5.000%, 01/01/21	1,000	1,055
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/22	1,000	1,075
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/23	1,000	1,104
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,573
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,007
Railsplitter Tobacco Settlement Authority (RB)
5.000%, 06/01/26	1,925	2,193
State of Illinois (GO) Series B
5.000%, 10/01/27	2,300	2,436

		10,443

Indiana — 9.1%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/21	725	778
5.000%, 07/01/22	500	549

	Par (000)	Fair Value (000)

Ball State University, Student Fee (RB) Series R
5.000%, 07/01/21	$1,500	$1,609
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/20	1,000	1,047
5.000%, 08/15/21	1,000	1,071
Indiana Municipal Power Agency, Power Supply System (RB) Series C
5.000%, 01/01/24	1,000	1,127
Purdue University, Student Fee (RB) Series CC 5.000%, 07/01/24	2,000	2,290

		8,471

Iowa — 1.2%
Ames, Mary Greeley Medical Center (RB) 5.000%, 06/15/23	1,040	1,147

Kansas — 2.3%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,023
Wyandatte County, Kansas City Unified Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,133

		2,156

Kentucky — 3.2%
Kentucky Bond Development Corporation, St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	2,981

Louisiana — 1.0%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/24	790	885

Maryland — 2.8%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,515
Maryland State, Prerefunded 03/01/21 @ 100 (GO) Series A
5.000%, 03/01/22##	1,000	1,065

		2,580

Massachusetts — 0.6%
Massachusetts Housing Finance Agency (RB) Series 172
4.000%, 06/01/45	560	579

Michigan — 1.1%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,018

Mississippi — 0.5%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB)
Series G (VRDN)
1.710%, 11/01/35	500	500

See Notes to Financial Statements.

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Missouri — 5.8%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	$1,000	$1,043
5.000%, 06/01/22	1,570	1,712
Missouri Highway & Transportation Commission (RB) Series A
5.000%, 05/01/22	2,360	2,589

		5,344

New Jersey — 1.3%
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/27	1,000	1,168

New York — 1.1%
New York City Municipal Water Finance Authority, Water & Sewer System (RB) Series DD-1 (SBPA - TD Bank) (VRDN)
1.700%, 06/15/43##	1,000	1,000

North Carolina — 7.3%
North Carolina Housing Finance Agency (RB) Series 38-B
4.000%, 07/01/47	1,435	1,496
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,204
North Carolina Turnpike Authority (RB) (DD)
5.000%, 01/01/27	1,750	1,987
5.000%, 01/01/28	1,000	1,140

		6,827

Ohio — 2.4%
American Municipal Power, AMP Fremont Energy Center (RB) Series A
5.000%, 02/15/25	1,500	1,711
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/23	500	550

		2,261

Pennsylvania — 9.6%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/19	610	620
Commonwealth of Pennsylvania (GO) First Series
5.000%, 03/01/23	2,000	2,210
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/20	1,000	1,019
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,666
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	503

	Par (000)	Fair Value (000)

Pennsylvania Turnpike Commission, Prerefunded 12/01/21 @ 100 (RB) Series E
5.000%, 12/01/24##	$1,000	$1,079
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	1,823

		8,920

Rhode Island — 1.2%
Rhode Island Health & Educational Building Corporation, Hospital Financing Lifespan Obligated Group (RB)
5.000%, 05/15/24	1,000	1,112

Tennessee — 0.6%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	550	568

Texas — 12.8%
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/22	1,500	1,662
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,126
Lewisville Independent School District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,151
North Texas Tollway Authority System (RB) First Tier Series A
5.000%, 01/01/25	1,400	1,545
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,509
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,186
University of Texas System (RB) Series J
5.000%, 08/15/24	1,500	1,717

		11,896

Virginia — 1.1%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/01/33	1,050	1,048

Washington — 6.7%
Energy Northwest, Project 1 (RB) Series A
5.000%, 07/01/26	2,000	2,183
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,339
Seattle Washington Municipal Light & Power Improvement (RB) Series C
5.000%, 10/01/23	1,500	1,690

		6,212

Total Municipal Bonds (Cost $92,605)		91,676

See Notes to Financial Statements.

P N C   T a x   E x e m p t   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

Fair Value (000)

TOTAL INVESTMENTS — 98.6%
(Cost $92,605)*	$91,676

Other Assets in Excess of Liabilities — 1.4%	1,332

TOTAL NET ASSETS — 100.0%	$93,008

*	Aggregate cost for Federal income tax purposes is $172,737 (000).

Gross unrealized appreciation (000)	$–
Gross unrealized depreciation (000)	(81,061)

Net unrealized depreciation (000)	$(81,061)

## All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2018 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Municipal Bonds	$–	$91,676	$–	$91,676

Total Assets - Investments in Securities	$–	$91,676	$–	$91,676

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

	Intermediate Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at fair value	$100,408	$118,905	$331,224
Investments in affiliates at fair value	4,789	3,623	2,366
Cash	2	4	2
Receivable for investments sold	3,711	299	2,444
Receivable for shares of beneficial interest issued	–	38	3,492
Interest receivable	671	906	1,599
Prepaid expenses	7	47	42
Other assets	89	69	116

Total Assets	109,677	123,891	341,285

LIABILITIES
Payable for shares of beneficial interest redeemed	3	28	131
Payable for investment securities purchased	5,963	1,289	1,700
Dividends payable:
Class I	105	205	255
Class A	2	3	3
Investment advisory fees payable	35	30	37
12b-1 fees payable:
Class A	–	1	–
Shareholder servicing fees payable:
Class A	1	1	–
Administration fees payable	22	19	54
Custodian fees payable	5	5	6
Transfer agent fees payable	12	41	10
Trustees’ deferred compensation payable	89	69	116
Trustees’ fees payable	1	10	16
Other liabilities	32	77	59

Total Liabilities	6,270	1,778	2,387

TOTAL NET ASSETS	$103,407	$122,113	$338,898

Investments in non-affiliates at cost	$102,480	$123,314	$332,675
Investments in affiliates at cost	4,789	3,623	2,366

See Notes to Financial Statements.

	Intermediate Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

TOTAL NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$109,082	$129,760	$347,638

Total Distributable Earnings (Loss)	(5,675)	(7,647)	(8,740)

Total Net Assets	$103,407	$122,113	$338,898

NET ASSET VALUE (In unrounded dollars and shares):
Total Net Assets applicable to Class I	$100,878,046	$118,781,734	$338,037,103

Class I shares outstanding	9,590,903	11,582,379	34,242,070

Net Asset Value, Offering and Redemption Price Per Share	$10.52	$10.26	$9.87

Total Net Assets applicable to Class A	$2,407,459	$2,996,145	$861,065

Class A shares outstanding	228,662	291,595	87,075

Net Asset Value and Redemption Price Per Share	$10.53	$10.28	$9.89

Maximum Offering Price Per Share(1)	$11.03	$10.76	$10.09

Maximum Sales Charge Per Share	4.50%	4.50%	2.00%

Total Net Assets applicable to Class C	$121,160	$335,537	N/A

Class C shares outstanding	11,476	32,625	N/A

Net Asset Value and Offering Price Per Share(2)	$10.56	$10.28	N/A

(1)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(2)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 8   ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at fair value(1)	$42,232	$91,676
Cash	1,527	934
Receivable for investments sold	–	2,451
Interest receivable	650	1,331
Prepaid expenses	30	20
Other assets	32	39

Total Assets	44,471	96,451

LIABILITIES
Payable for shares of beneficial interest redeemed	54	52
Payable for investment securities purchased	–	3,124
Dividends payable:
Class I	77	116
Class A	2	–
Investment advisory fees payable	8	27
Shareholder servicing fees payable:
Class A	2	–
Administration fees payable	21	24
Custodian fees payable	2	2
Transfer agent fees payable	13	9
Trustees’ deferred compensation payable	32	39
Trustees’ fees payable	6	7
Other liabilities	37	43

Total Liabilities	254	3,443

TOTAL NET ASSETS	$44,217	$93,008

(1)Investments in non-affiliates at cost	$41,982	$92,605

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund

TOTAL NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$42,984	$93,953
Total Distributable Earnings (Loss)	1,233	(945)

Total Net Assets	$44,217	$93,008

NET ASSET VALUE (In unrounded dollars and shares):
Total Net Assets applicable to Class I	$41,563,264	$92,803,307

Class I shares outstanding	4,489,548	9,124,861

Net Asset Value, Offering and Redemption Price Per Share	$9.26	$10.17

Total Net Assets applicable to Class A	$2,544,238	$204,279

Class A shares outstanding	275,696	20,057

Net Asset Value and Redemption Price Per Share	$9.23	$10.18

Maximum Offering Price Per Share(2)	$9.52	$10.49

Maximum Sales Charge Per Share	3.00%	3.00%

Total Net Assets applicable to Class C	$109,920	N/A

Class C shares outstanding	12,051	N/A

Net Asset Value and Offering Price Per Share(3)	$9.12	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

	Intermediate Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest from unaffiliated investments	$1,956	$2,225	$3,826
Dividends from affiliated investments(1)	10	12	74
Security lending income (net of fees)(2)	1	–	–
Total Investment Income	1,967	2,237	3,900
Expenses:
Investment advisory fees	275	273	346
Administration fees	40	42	95
12b-1 fees:
Class C	1	1	–
Shareholder servicing fees:
Class A	3	4	1
Transfer agent fees	23	72	20
Custodian fees	5	5	5
Professional fees	16	33	44
Pricing service fees	10	19	8
Printing and shareholder reports	3	13	5
Registration and filing fees	35	29	26
Trustees’ fees	8	18	26
Miscellaneous	4	13	19
Total Expenses	423	522	595
Less:
Waiver of investment advisory fees(1)	(56)	(154)	(101)
Net Expenses	367	368	494
Net Investment Income (Loss)	1,600	1,869	3,406
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(2,361)	(1,099)	(545)
Net change in unrealized appreciation/(depreciation) on investments	967	(1,450)	267
Net Gain (Loss) on Investments	(1,394)	(2,549)	(278)
Net Increase (Decrease) in Total Net Assets Resulting from Operations	$206	$(680)	$3,128

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$707	$971
Total Investment Income	707	971
Expenses:
Investment advisory fees	100	192
Administration fees	20	32
Shareholder servicing fees:
Class A	3	–
Transfer agent fees	26	24
Commitment fees	2	3
Custodian fees	2	2
Professional fees	26	28
Pricing service fees	4	6
Printing and shareholder reports	4	5
Registration and filing fees	26	17
Trustees’ fees	11	13
Miscellaneous	3	3
Total Expenses	227	325
Less:
Waiver of investment advisory fees(1)	(89)	(68)
Net Expenses	138	257
Net Investment Income (Loss)	569	714
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	99	8
Net change in unrealized appreciation/(depreciation) on investments	(436)	(221)
Net Gain (Loss) on Investments	(337)	(213)
Net Increase (Decrease) in Total Net Assets Resulting from Operations	$232	$501

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Intermediate Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018

Investment Activities:
Net investment income (loss)	$1,600	$3,424	$1,869	$3,960	$3,406	$5,858
Net realized gain (loss) on investments sold	(2,361)	90	(1,099)	407	(545)	(945)
Net change in unrealized appreciation/ (depreciation) on investments	967	(5,022)	(1,450)	(5,238)	267	(1,506)
Net increase (decrease) in total net assets resulting from operations	206	(1,508)	(680)	(871)	3,128	3,407
Distributions to Shareholders:(1)
Class I	(1,595)	(3,438)	(1,885)	(4,060)	(3,379)	(5,881)
Class A	(27)	(52)	(43)	(93)	(7)	(11)
Class C	(1)	(2)	(3)	(9)	–	–
Total distributions to shareholders	(1,623)	(3,492)	(1,931)	(4,162)	(3,386)	(5,892)
Share Transactions:
Proceeds from shares issued:
Class I	924	18,004	6,078	27,561	127,895	375,070
Class A	2	28	101	103	15	–
Class C	5	1	–	2	–	–
Reinvestment of dividends and distributions:
Class I	869	1,972	658	1,661	2,149	3,296
Class A	22	42	27	63	5	8
Class C	–	1	1	2	–	–
Total proceeds from shares issued and reinvested	1,822	20,048	6,865	29,392	130,064	378,374
Value of shares redeemed:
Class I	(56,315)	(67,490)	(37,350)	(37,736)	(143,827)	(444,788)
Class A	(372)	(591)	(659)	(796)	(78)	(242)
Class C	(21)	(192)	–	(370)	–	–
Total value of shares redeemed	(56,708)	(68,273)	(38,009)	(38,902)	(143,905)	(445,030)
Increase (decrease) in net assets from share transactions	(54,886)	(48,225)	(31,144)	(9,510)	(13,841)	(66,656)
Total increase (decrease) in total net assets	(56,303)	(53,225)	(33,755)	(14,543)	(14,099)	(69,141)
Total Net Assets:
Beginning of period	159,710	212,935	155,868	170,411	352,997	422,138
End of Period	$103,407	$159,710 (1)	$122,113	$155,868 (1)	$338,898	$352,997 (1)

(1)  During the six months ended November 30, 2018, the Funds adopted the SEC’s Disclosure Update and Simplification Amendments. Please see Note 14 in Notes to Financial Statements.

For the fiscal year ended May 31, 2018, the Funds had the following distributions:

Dividends and Distributions to Shareholders:(1)
Dividends from net investment income:
Class I		$(3,438)		$(4,060)		$(5,881)
Class A		(52)		(93)		(11)
Class C		(2)		(9)		–
Total dividends		(3,492)		(4,162)		(5,892)
Total Net Assets includes accumulated undistributed (distributions in excess of) net investment income of:		$(64)		$29		$(35)

See Notes to Financial Statements.

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P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Intermediate Tax Exempt Bond Fund		Tax Exempt Limited Maturity Bond Fund

	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six-Month Period Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018

Investment Activities:
Net investment income (loss)	$569	$1,442	$714	$1,591
Net realized gain (loss) on investments sold	99	865	8	21
Net change in unrealized appreciation/(depreciation) on investments	(436)	(2,439)	(221)	(2,301)
Net increase (decrease) in total net assets resulting from operations	232	(132)	501	(689)
Distributions to Shareholders:(1)
Class I	(541)	(1,675)	(713)	(1,589)
Class A	(26)	(65)	(1)	(2)
Class C	(1)	(3)	–	–
Total dividends and distributions	(568)	(1,743)	(714)	(1,591)
Share Transactions:
Proceeds from shares issued:
Class I	2,821	4,036	17,072	19,239
Class A	–	23	–	–
Class C	5	1	–	–
Reinvestment of dividends and distributions:
Class I	31	162	19	85
Class A	14	36	1	2
Class C	1	3	–	–
Total proceeds from shares issued and reinvested	2,872	4,261	17,092	19,326
Value of shares redeemed:
Class I	(14,948)	(19,163)	(19,695)	(43,088)
Class A	(33)	(17)	–	–
Class C	(18)	(112)	–	–
Total value of shares redeemed	(14,999)	(19,292)	(19,695)	(43,088)
Increase (decrease) in net assets from share transactions	(12,127)	(15,031)	(2,603)	(23,762)
Total increase (decrease) in total net assets	(12,463)	(16,906)	(2,816)	(26,042)
Total Net Assets:
Beginning of period	56,680	73,586	95,824	121,866
End of Period	44,217	$56,680 (1)	93,008	$95,824 (1)
(1) During the six months ended November 30, 2018, the Funds adopted the SEC’s Disclosure Update and Simplification Amendments. Please see Note 14 in Notes to Financial Statements.
For the fiscal year ended May 31, 2018, the Funds had the following distributions:
Dividends and Distributions to Shareholders:(1)
Dividends from net investment income:
Class I		$(1,387)		$(1,589)
Class A		(52)		(2)
Class C		(2)		–
Distributions from net realized gains:
Class I		(288)		–
Class A		(13)		–
Class C		(1)		–
Total dividends and distributions		(1,743)		(1,591)
Total Net Assets includes accumulated undistributed (distributions in excess of) net investment income of:		$147		$(20)

See Notes to Financial Statements.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2018, the Trust offered for sale shares of 19 funds (each referred to as a “Fund,” or collectively as the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each Class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the Classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares and Class R6 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective June 8, 2018, PNC Maryland Tax Exempt Bond Fund and PNC Ohio Intermediate Tax Exempt Bond Fund were liquidated pursuant to a plan approved by the Board of Trustees of the Trust (the “Board”) on February 22, 2018.

Effective October 19, 2018, PNC Bond Fund, PNC Government Mortgage Fund and PNC Limited Maturity Bond Fund were liquidated pursuant to a plan approved by the Board on August 28, 2018.

As of November 30, 2018, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Intermediate Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Equity, Fixed Income and Tax Exempt Bond Funds. The financial statements of the Money Market Funds are not presented herein, but are presented separately.

Class Conversion

Effective January 8, 2018, the conversion of Class T Shares of PNC Balanced Allocation Fund to Class A Shares of the same Fund occurred pursuant to Board approval on November 30, 2017.

Shares Redeemed		Total Class Net Assets on 01/08/18 (000)	Share Conversion Ratio	Shares Issued		Class A Total Net Assets on 01/08/18 (000)
PNC Balanced Allocation Fund
Class T	90	$1	1.00918	Class A	90	$9,373

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 8  ( U n a u d i t e d )

Securities Valuation

Process and Structure

The Board has adopted methods for valuing securities and other assets, including in scircumstances in which market quotations are not readily available, and has delegated authority to PNC Capital Advisors, LLC (“the Adviser”) to apply those methods in making fair value determinations when market quotations are not readily available, subject to Board oversight. Summary information regarding methods used to value certain asset classes appears below under the heading “Valuation Measurements.” The Adviser has appointed its Pricing Committee to perform the valuation functions in accordance with the Trust’s Portfolio Security Pricing and Fair Valuation Policy and Pricing Committee Procedures (the “Procedures”). The Pricing Committee regularly reviews all fair value decisions, including descriptions of methodologies used to determine fair value and a report comparing subsequent actual prices with the prices determined using the Procedures. The Pricing Committee also regularly reviews pricing vendor information and market data and evaluates results of certain reviews in accordance with Rule 2a-7 under the 1940 Act (“Rule 2a-7”) on a quarterly basis. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews.

Hierarchy of Fair Value Inputs

The Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

● Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
● Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
● Level 3 —	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Each Fund recognizes transfers into and out of Levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through an independent pricing service (“Service”) approved by the Board, which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities. The valuation hierarchy of each Fund’s securities as of November 30, 2018 can be found at the end of each Fund’s Schedule of Investments.

Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in total net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock, including exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”) and other open-end investment companies). Equity securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price on the exchange or market on which they principally trade (or such other exchange or market as selected by the Pricing Committee if quotations from the security’s principal exchange or market are not reliable indications of market value), as of the time the Funds calculate their NAVs. Securities quoted on the NASDAQ National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there are no transactions, are typically valued at the mean between the most recent bid and asked prices. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Investments in mutual funds (affiliated or non-affiliated) are valued at their respective NAV as determined by those funds each business day.

Debt securities (asset-backed securities, corporate bonds, municipal bonds, U.S. government securities, U.S. agency securities). Debt securities are typically valued based on evaluations provided by a Service. When quoted bid prices for portfolio debt securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities, as well as other investments, may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds

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in the Trust are allocated among the Funds based on a number of factors, including each Fund’s respective average net assets or other appropriate allocation methodologies, such as a fixed or equal allocation across Funds. Class-specific expenses of a Fund shall be allocated to the specific class of shares of that Fund. For the Equity Funds, expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based on relative daily net assets. The Fixed Income Funds and the Tax Exempt Bond Funds utilize the settled shares method which allocates expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments to each Class based on relative daily net assets, excluding the value of subscriptions receivable. The settled shares allocation methodology is consistent with the Fixed Income Funds’ and Tax Exempt Bond Funds’ daily distribution rate calculation methodology. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for the Balanced Allocation, Multi-Factor All Cap and Multi-Factor Large Cap Value Funds are declared and paid quarterly. Dividends from net investment income, if any, for the Emerging Markets Equity, International Equity, International Growth, Multi-Factor Large Cap Growth, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value and Small Cap Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The NAV per share of an ETF is calculated at the end of each business day and fluctuates with changes in the fair market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in fair market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the fair market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions. It is common for distributions from MLPs to exceed taxable earnings and profits, resulting in the excess portion of such distributions being designated as a return of capital. Income or loss from MLPs is reclassified upon receipt of the MLP’s Schedule K-1.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the fair market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at period end, if applicable, is included in the respective Fund’s Schedule of Investments. If applicable, the change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the six-month period ended November 30, 2018 are included in the respective Fund’s Statement of Operations. As of November 30, 2018, there were no open forward currency contracts.

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Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indices, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indices and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2018 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six-month period ended November 30, 2018 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly PNC International Equity Fund, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of period end are included in the respective Fund’s Schedule of Investments. As of November 30, 2018, there were no open futures contracts.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (ISDA) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total fair market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at November 30, 2018.

Offsetting of Financial and Derivative Assets

Description	Form of Master Agreement	Gross Amounts Presented in the Statement of Assets and Liabilities (000)	Gross Amounts Netted in the Statement of Assets and Liabilities (000)	Net Amounts Presented in the Statement of Assets and Liabilities (000)	Financial Instruments (000)	Cash Collateral Received(1) (000)	Net Amount (000)(2)
Balanced Allocation Fund
Securities Lending(3)	Securities Loan Agreement	$ 1,071	$ –	$ 1,071	$ –	$(1,071)	$ –
Emerging Markets Equity Fund
Securities Lending(3)	Securities Loan Agreement	$ 104	$ –	$ 104	$ –	$(104)	$ –
International Equity Fund
Securities Lending(3)	Securities Loan Agreement	$27,470	$ –	$27,470	$ –	$(27,470)	$ –
International Growth Fund
Securities Lending(3)	Securities Loan Agreement	$ 44	$ –	$ 44	$ –	$(44)	$ –
Multi-Factor Large Cap Value Fund
Securities Lending(3)	Securities Loan Agreement	$ 1,174	$ –	$ 1,174	$ –	$(1,174)	$ –
Multi-Factor Small Cap Core Fund
Securities Lending(3)	Securities Loan Agreement	$ 7,775	$ –	$ 7,775	$ –	$(7,775)	$ –
Multi-Factor Small Cap Growth Fund
Securities Lending(3)	Securities Loan Agreement	$ 4,157	$ –	$ 4,157	$ –	$(4,157)	$ –
Multi-Factor Small Cap Value Fund
Securities Lending(3)	Securities Loan Agreement	$ 878	$ –	$ 878	$ –	$(878)	$ –

(1)	Collateral received from the individual counterparty in excess of the value of securities loaned is not shown for financial reporting purposes.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default. See Note 9 in Notes to Financial Statements.

(3)

Reflects the fair value of securities on loan as presented on the Schedules of Investments. Short-term investments purchased with collateral from securities lending and the related liability to repay the collateral is reported on the Statements of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with the Adviser, an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2018 for the Equity Funds.

	Advisory Fees as a Percentage of Average Net Assets

	Contractual Annual Rate	Fee Waiver*	Net Effective Annual Rate
Balanced Allocation Fund	0.75%	0.75%	0.00%
Emerging Markets Equity Fund	1.00%	1.00%	0.00%
International Equity Fund	0.80%**	0.01%	0.79%
International Growth Fund	0.80%	0.80%	0.00%
Multi-Factor All Cap Fund	0.55%	0.55%	0.00%
Multi-Factor Large Cap Growth Fund	0.55%	0.41%	0.14%
Multi-Factor Large Cap Value Fund	0.55%	0.39%	0.16%
Multi-Factor Small Cap Core Fund	0.75%	0.12%	0.63%
Multi-Factor Small Cap Growth Fund	0.75%	0.20%	0.54%

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	Advisory Fees as a Percentage of Average Net Assets

	Contractual Annual Rate	Fee Waiver*	Net Effective Annual Rate
Multi-Factor Small Cap Value Fund	0.75%	0.75%	0.00%
Small Cap Fund	0.90%	0.14%	0.76%

*  These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will apply until September 28, 2019, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived (or reimbursed, if applicable) by the Adviser pursuant to the expense limitation agreement. For additional detail, see “Expense Recoupment” below.

**  Effective June 1, 2018, the Board approved a reduction in management fees for the International Equity Fund to an annual rate of 0.80%. Prior to the change, management fees were charged at an annual rate of 0.90% of average daily net assets.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of PNC International Equity Fund. For its services, effective June 1, 2018, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of PNC International Equity Fund allocated to Polaris equal to the annual rate of 0.40% of the PNC International Equity Fund’s average daily assets for the monthly period. Prior to June 1, 2018, Polaris was paid a sub-advisory fee by the Adviser based on the portion of assets of PNC International Equity Fund as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses other than certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales (the “Excluded Expenses”) to the extent necessary so that the total annual fund operating expenses of Class I, Class A, Class C and Class R6 Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Class I	Class A	Class C	Class R6
Balanced Allocation Fund	0.95%	1.21%	1.95%	N/A
Emerging Markets Equity Fund	1.25%	1.51%	N/A	N/A
International Equity Fund	0.98%	1.26%	1.98%	0.90%
International Growth Fund	0.85%	1.11%	N/A	N/A
Multi-Factor All Cap Fund	0.65%	0.93%	1.65%	N/A
Multi-Factor Large Cap Growth Fund	0.65%	0.93%	1.65%	N/A
Multi-Factor Large Cap Value Fund	0.65%	0.93%	1.65%	N/A
Multi-Factor Small Cap Core Fund	0.85%	1.13%	1.85%	0.84%
Multi-Factor Small Cap Growth Fund	0.85%	1.13%	1.85%	0.84%
Multi-Factor Small Cap Value Fund	0.85%	1.13%	1.85%	N/A
Small Cap Fund	0.99%	1.27%	1.99%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until September 28, 2019, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2018 for the Fixed Income and Tax Exempt Bond Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Contractual Annual Rate	Fee Waiver*	Net Effective Annual Rate
Intermediate Bond Fund	0.40%	0.08%	0.32%
Total Return Advantage Fund	0.40%	0.23%	0.17%
Ultra Short Bond Fund	0.20%	0.06%	0.14%
Intermediate Tax Exempt Bond	0.40%	0.36%	0.04%
Tax Exempt Limited Maturity Bond	0.40%	0.14%	0.26%

*These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 28, 2019, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived (or reimbursed, if applicable) by the Adviser pursuant to the expense limitation agreement. For additional detail, see “Expense Recoupment,” below.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses other than Excluded Expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Class I	Class A	Class C
Intermediate Bond Fund	0.53%	0.79%	1.53%
Total Return Advantage Fund*	0.53%	0.79%	1.53%
Ultra Short Bond Fund**	0.23%	0.49%	N/A
Intermediate Tax Exempt Bond Fund	0.53%	0.78%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.78%	N/A

*

Effective with the Reorganization, which occurred at the close of business December 7, 2018, limitations on the total annual fund operating expenses of the Class I Shares and Class A Shares of the Total Return Advantage Fund were reduced to 0.35% and 0.61%, respectively. In addition, Class C Shares of the Fund were converted to Class A Shares of the Fund. See Note 15.

**

Effective September 28, 2018, limitations on the total annual fund operating expenses other than Excluded Expenses of the Class I Shares and Class A Shares of the Ultra Short Bond Fund were reduced to 0.23% and 0.49%, respectively. Prior to the decrease, total annual fund operating expenses other than Excluded Expenses were capped at 0.32% and 0.58%, respectively.

The expense limitation agreement for the Funds listed in the table above will apply until at least September 28, 2019, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’s total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser. Recoupment payments are limited to amounts so that after recoupment the total annual fund operating expenses are no more than the lesser of the expense cap in place at the time of the waiver or recoupment. Amounts received pursuant to voluntary waivers of fees and expense reimbursement arrangements by or with the Adviser are not subject to recoupment.

Amounts available for possible recoupment by the Adviser, along with the expiration dates, are as follows:

	Recoupment Available
	(000)
	2019	2020	2021	Total
Balanced Allocation Fund	$224	$211	$213	$648

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	Recoupment Available
	(000)
	2019	2020	2021	Total
Emerging Markets Equity Fund	–	41	109	150
International Equity Fund	572	667	684	1,923
International Growth Fund	45	124	116	285
Multi-Factor All Cap Fund	101	136	162	399
Multi-Factor Large Cap Growth Fund	155	248	357	760
Multi-Factor Large Cap Value Fund	116	264	369	749
Multi-Factor Small Cap Core Fund	467	775	544	1,786
Multi-Factor Small Cap Growth Fund	389	488	353	1,230
Multi-Factor Small Cap Value Fund	209	217	197	623
Small Cap Fund	866	1,038	585	2,489
Total Return Advantage Fund	83	143	202	428
Intermediate Tax Exempt Bond Fund	92	103	125	320

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class R Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’s average daily net assets. Total shareholder services fees paid by the PNC Funds to affiliates of the Adviser for the six-month period ended November 30, 2018 were $1,484.

Trustees’ Fees

For his or her service as a Trustee of the Trust, each Trustee receives an annual fee of $126,000, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives an annual fee of $4,000 as a member of the Audit Committee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), a wholly owned subsidiary of Foreside Financial Group, LLC, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, The Bank of New York Mellon (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust.

BNY Mellon and the Adviser are entitled to an annual fee paid by each Fund, as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services as Co-Administrators to the Funds (excluding the Money Market Funds) during the six-month period ended November 30, 2018, approximately 0.0142% was allocated to BNY Mellon and 0.0236% was allocated to the Advisor in aggregate. Total fees paid by the Funds (excluding the Money Market Funds) to the Adviser for the six-month period ended November 30, 2018 were $500,084.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Investments

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments and the change in unrealized appreciation or depreciation on affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” and “Net change in unrealized appreciation/depreciation on affiliated investments,” respectively, on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term cash reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The fair value at May 31, 2018 and November 30, 2018, and the purchases, sales proceeds, number of shares, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated investments for the six-month period ended November 30, 2018 are as follows:

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 11/30/18 (000)	Number of Shares at 11/30/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Balanced Allocation Fund
AFFILIATED MONEY MARKET FUND – 7.2%*
PNC Government Money Market Fund, Class I Shares	$1,135	$1,636	$1,508	$–	$–	$1,263	1,262,172	$3	$ –
EXCHANGE-TRADED FUND – 7.8%*
iShares MSCI EAFE Value ETF	1,663	–	150	(11)	(138)	1,364	28,153	44	–
MUTUAL FUND – 8.1%*
PNC International Growth Fund, Class I Shares	1,597	–	–	–	(169)	1,428	107,958	–	–
	$4,395	$1,636	$1,658	$(11)	$(307)	$4,055	1,398,283	$47	$ –
Emerging Markets Equity Fund
AFFILIATED MONEY MARKET FUND – 7.0%*
PNC Government Money Market Fund, Class I Shares	$1,099	$1,487	$1,797	$–	$–	$789	789,300	$6	$ –
International Equity Fund
AFFILIATED MONEY MARKET FUND – 9.0%*
PNC Government Money Market Fund, Class I Shares	$76,624	$331,857	$278,630	$–	$–	$129,851	129,851,604	$769	$ –
International Growth Fund
AFFILIATED MONEY MARKET FUND – 4.2%*
PNC Government Money Market Fund, Class I Shares	$190	$1,067	$1,019	$–	$–	$238	238,440	$2	$ –

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 8   ( U n a u d i t e d )

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 11/30/18 (000)	Number of Shares at 11/30/18	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)
Multi-Factor All Cap Fund
AFFILIATED MONEY MARKET FUND – 0.6%*
PNC Government Money Market Fund, Class I Shares	$62	$639	$658	$–	$–	$43	42,501	$1		$–
EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 3000 ETF	101	80	104	4	(5)	76	467	–	**	–
	$163	$719	$762	$4	$(5)	$119	42,968	$1		$–
Multi-Factor Large Cap Growth Fund
AFFILIATED MONEY MARKET FUND – 1.8%*
PNC Government Money Market Fund, Class I Shares	$2,131	$5,707	$5,993	$–	$–	$1,845	1,845,097	$14		$–
EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Growth ETF	1,037	–	–	–	6	1,043	7,278	6		–
	$3,168	$5,707	$5,993	$–	$6	$2,888	1,852,375	$20		$–
Multi-Factor Large Cap Value Fund
AFFILIATED MONEY MARKET FUND – 1.7%*
PNC Government Money Market Fund, Class I Shares	$4,427	$7,978	$10,598	$–	$–	$1,807	1,806,720	$15		$–
EXCHANGE-TRADED FUND – 1.1%*
iShares Russell 1000 Value ETF	1,104	1,155	1,157	34	(7)	1,129	9,145	14		–
	$5,531	$9,133	$11,755	$34	$(7)	$2,936	1,815,865	$29		$–
Multi-Factor Small Cap Core Fund
AFFILIATED MONEY MARKET FUND – 2.8%*
PNC Government Money Market Fund, Class I Shares	$28,485	$73,673	$89,261	$–	$–	$12,897	12,896,628	$43		$–
Multi-Factor Small Cap Growth Fund
AFFILIATED MONEY MARKET FUND – 3.8%*
PNC Government Money Market Fund, Class I Shares	$7,848	$20,655	$22,671	$–	$–	$5,832	5,832,199	$16		$–
Multi-Factor Small Cap Value Fund
AFFILIATED MONEY MARKET FUND – 4.7%*
PNC Government Money Market Fund, Class I Shares	$1,986	$2,324	$3,236	$–	$–	$1,074	1,073,537	$2		$–
Small Cap Fund
AFFILIATED MONEY MARKET FUND – 3.3%*
PNC Government Money Market Fund, Class I Shares	$32,294	$96,674	$114,006	$–	$–	$14,962	14,962,103	$117		$–
EXCHANGE-TRADED FUND – 2.1%*
iShares Russell 2000 ETF	–	19,394	10,194	(109)	222	9,313	61,022	–		–
	$32,294	$116,068	$124,200	$(109)	$222	$24,275	15,023,125	$117		$–
Intermediate Bond Fund
AFFILIATED MONEY MARKET FUND – 4.6%*
PNC Government Money Market Fund, Class I Shares	$1,174	$28,300	$24,685	$–	$–	$4,789	4,789,091	$10		$–

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 11/30/18 (000)	Number of Shares at 11/30/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Total Return Advantage Fund
AFFILIATED MONEY MARKET FUND – 3.0%*
PNC Government Money Market Fund, Class I Shares	$1,180	$15,465	$13,022	$–	$–	$3,623	3,623,405	$12	$–
Ultra Short Bond Fund
AFFILIATED MONEY MARKET FUND – 0.7%*
PNC Government Money Market Fund, Class I Shares	$4,082	$145,631	$147,347	$–	$–	$2,366	2,366,277	$74	$–

*As a percentage of Total Net Assets.

**Amount represents less than $500.

  4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

BNY Mellon serves as Custodian to the Trust. The Custodian fees for U.S. securities for the Trust are calculated at the following annual rate: 0.002% of the first $5 billion of the combined average daily gross assets of the Trust, 0.0015% of the next $5 billion of the combined average daily gross assets of the Trust and 0.0005% of the combined average daily gross assets of the Trust in excess of $10 billion. The Custodian fees are allocated to the Trust based on each Fund’s relative average daily net assets. BNY Mellon also receives market-specific fees relating to foreign custody of non-U.S. securities and other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan for Class A Shares (the “A Shares Plan”) and a distribution plan for Class C Shares (the “C Shares Plan”), which permit the Funds to bear certain expenses in connection with the distribution of Class A Shares and Class C Shares, respectively. Payments to the Underwriter under the plans may be used to pay for any eligible distribution or marketing expense or shareholder services, including to reimburse the Adviser for certain up-front payments and/or finder’s fees paid by the Adviser to financial intermediaries in connection with the sale of shares of the Funds.

Pursuant to the A Shares Plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through September 28, 2019, at which time the Board will consider whether to renew, revise or discontinue it.

Pursuant to the C Shares Plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived by the Underwriter in order to maintain a minimum yield for the Fund class.

For the six-month period ended November 30, 2018, the 12b-1 fee accrual rates were as shown in the following table:

	Annual Rate
	Class A	Class C

Balanced Allocation Fund	0.010%	0.750%
Emerging Markets Equity Fund	0.010%	N/A
International Equity Fund	0.030%	0.750%

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  ST A T E M E N T S

N o v e m b e r  3 0 ,   2 0 1 8  ( U n a u d i t e d )

	Annual Rate
	Class A		Class C
International Growth Fund	0.010%		N/A
Multi-Factor All Cap Fund	0.030%		0.750%
Multi-Factor Large Cap Growth Fund	0.030%		0.750%
Multi-Factor Large Cap Value Fund	0.030%		0.750%
Multi-Factor Small Cap Core Fund	0.030%		0.750%
Multi-Factor Small Cap Growth Fund	0.030%		0.750%
Multi-Factor Small Cap Value Fund	0.030%		0.750%
Small Cap Fund	0.030%		0.750%
Intermediate Bond Fund	0.010%		0.750%
Total Return Advantage Fund	0.010%	*	0.750%
Ultra Short Bond Fund	0.010%		N/A
Intermediate Tax Exempt Bond Fund	0.000%		0.750%
Tax Exempt Limited Maturity Bond Fund	0.000%		N/A
* The Board approved a reduction in 12b-1 fees to 0.01% for the Class A Shares of the Total Return Advantage Fund effective September 28, 2018. Prior to the reduction, the fee rate was 0.03%.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. Fees are allocated to the Funds based on a number of factors, including number of accounts serviced.

5. Investments

During the six-month period ended November 30, 2018, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were as follows:

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)
Balanced Allocation Fund	$3,508	$4,310	$1,478	$1,963
Emerging Markets Equity Fund	2,280	1,997	–	–
International Equity Fund	392,410	229,443	–	–
International Growth Fund	1,756	1,789	–	–
Multi-Factor All Cap Fund	8,428	9,779	–	–
Multi-Factor Large Cap Growth Fund	102,402	102,610	–	–
Multi-Factor Large Cap Value Fund	71,888	72,684	–	–
Multi-Factor Small Cap Core Fund	200,986	240,881	–	–
Multi-Factor Small Cap Growth Fund	73,505	76,206	–	–
Multi-Factor Small Cap Value Fund	11,231	12,302	–	–
Small Cap Fund	90,195	180,110	–	–
Intermediate Bond Fund	38,005	69,051	40,096	65,441

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases (000)	Sales (000)	Purchases (000)	Sales (000)
Total Return Advantage Fund	17,972	32,726	28,250	45,857
Ultra Short Bond Fund	125,083	113,676	54,731	65,321
Intermediate Tax Exempt Bond	1,068	13,703	–	–
Tax Exempt Limited Maturity Bond	15,352	18,049	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold is reflected as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2018 and for each Fund’s open tax years (years ended May 31, 2015 through May 31, 2018), with the exception of the PNC International Growth Fund which commenced operations on February 29, 2016 and PNC Emerging Markets Equity Fund which commenced operations on March 31, 2017, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the accounting treatment of such amounts. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period in which the differences arise. Accordingly, permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2018 as follows:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Balanced Allocation Fund	$ (16)	$ (329)	$ 345
Emerging Markets Equity Fund	(16)	16	–
International Equity Fund	(1,258)	1,258	–
International Growth Fund	(2)	2	–
Multi-Factor All Cap Fund	7	20,815	(20,822)
Multi-Factor Large Cap Value Fund	–	37,806	(37,806)
Multi-Factor Small Cap Core Fund	501	(507)	6
Multi-Factor Small Cap Growth Fund	586	(586)	–
Multi-Factor Small Cap Value Fund	32	22,255	(22,287)
Small Cap Fund	764	(19,286)	18,522
Intermediate Bond Fund	70	(70)	–
Total Return Advantage Fund	209	1,964	(2,173)
Ultra Short Bond Fund	35	(35)	–

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2018, capital loss carryforwards that were utilized to offset capital gains were as follows:

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0,  2 0 18  (U n a u d i t e d)

(000)
Emerging Markets Equity Fund	$4
International Equity Fund	3,636
International Growth Fund	2
Multi-Factor All Cap Fund	1,102
Multi-Factor Large Cap Growth Fund	6,395
Multi-Factor Large Cap Value Fund	6,344
Multi-Factor Small Cap Value Fund	2,041
Total Return Advantage Fund	195

At May 31, 2018, capital loss carryforwards (in thousands) available to offset future realized capital gains, along with the expiration dates, are as follows:

Expiring May 31,
	2019	Indefinite	Total
Intermediate Bond Fund	$–	$ 173	$173
Total Return Advantage Bond Fund	–	1,741	1,741
Ultra Short Bond Fund	1,002	4,823	5,825
Tax Exempt Limited Maturity Bond Fund	–	4	4
Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred in taxable years beginning on or before December 22, 2010 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., in taxable years beginning after December 22, 2010) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I		Class A		Class C			Class R6		Class T
	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18		Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18		Year Ended 05/31/18

Balanced Allocation Fund
Shares issued	2	63	22	14	– *	–	*	N/A	N/A	–		–
Shares converted(1)	–	–	–	– *	–	–		N/A	N/A	–		–	*
Shares reinvested	7	101	6	71	– *	4		N/A	N/A	–		–	*
Shares redeemed	(80)	(370)	(45)	(94)	(3)	(3)		N/A	N/A	–	*	–	*
Net decrease(decrease)	(71)	(206)	(17)	(9)	(3)	1		N/A	N/A	–		–	*
Net increase (decrease)	(71)	(206)	(17)	(9)	(3)	1		N/A	N/A	–		–	*
Emerging Markets Equity Fund
Shares issued	1	7	2	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Shares reinvested	–	5	–	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Shares redeemed	(3)	–	–	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Net increase (decrease)	(2)	12	2	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Net increase (decrease)	(71)	(206)	(17)	(9)	(3)	1		N/A	N/A	–		–	*
Net increase (decrease)	(71)	(206)	(17)	(9)	(3)	1		N/A	N/A	–		–	*

	Class I		Class A		Class C		Class R6		Class T
	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18
International Equity Fund
Shares issued	12,403	17,699	557	761	85	91	29,909	N/A	N/A	N/A
Share reinvested	–	211	–	10	–	– *	–	N/A	N/A	N/A
Shares redeemed	(30,923)	(9,528)	(951)	(710)	(20)	(32)	(3,515)	N/A	N/A	N/A
Net increase (decrease)	(18,520)	8,382	(394)	61	65	59	26,394	N/A	N/A	N/A

International Growth Fund
International Growth Fund
Shares issued	1	4	– *	1	N/A	N/A	N/A	N/A	N/A	N/A
Share reinvested	–	6	–	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(2)	(103)	–	– *	N/A	N/A	N/A	N/A	N/A	N/A
Net increase (decrease)	(1)	(93)	–	1	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor All Cap Fund
Shares issued	1	58	– *	9	1	2	N/A	N/A	N/A	N/A
Shares reinvested	1	2	1	1	– *	– *	N/A	N/A	N/A	N/A
Shares redeemed	(58)	(230)	(9)	(24)	(1)	(10)	N/A	N/A	N/A	N/A

Net increase (decrease)	(56)	(170)	(8)	(14)	–	(8)	N/A	N/A	N/A	N/A

Multi-Factor Large Cap Growth Fund
Shares issued	254	706	5	14	– *	2	N/A	N/A	N/A	N/A
Shares reinvested	–	8	–	– *	–	–	N/A	N/A	N/A	N/A
Shares redeemed	(221)	(827)	(28)	(64)	(1)	(7)	N/A	N/A	N/A	N/A

Net increase (decrease)	33	(113)	(23)	(50)	(1)	(5)	N/A	N/A	N/A	N/A

Multi-Factor Large Cap Value Fund
Shares issued	421	1,069	2	7	1	4	N/A	N/A	N/A	N/A
Shares reinvested	33	29	10	7	– *	– *	N/A	N/A	N/A	N/A
Shares redeemed	(477)	(1,111)	(48)	(118)	– *	(2)	N/A	N/A	N/A	N/A

Net increase (decrease)	(23)	(13)	(36)	(104)	1	2	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Core Fund
Shares issued	1,891	6,510	386	1,280	11	30	3,284	N/A	N/A	N/A
Shares reinvested	–	149	–	25	–	– *	–	N/A	N/A	N/A
Shares redeemed	(5,298)	(2,728)	(953)	(1,578)	(5)	(9)	(844)	N/A	N/A	N/A

Net increase (decrease)	(3,407)	3,931	(567)	(273)	6	21	2,440	N/A	N/A	N/A

Multi-Factor Small Cap Growth Fund
Shares issued	553	1,209	177	436	7	42	369	N/A	N/A	N/A
Shares reinvested	–	140	–	65	–	12	–	N/A	N/A	N/A
Shares redeemed	(805)	(1,570)	(347)	(518)	(62)	(160)	(10)	N/A	N/A	N/A

Net increase (decrease)	(252)	(221)	(170)	(17)	(55)	(106)	359	N/A	N/A	N/A

Multi-Factor Small Cap Value Fund
Shares issued	48	113	7	33	– *	1	N/A	N/A	N/A	N/A
Shares reinvested	–	9	–	10	–	1	N/A	N/A	N/A	N/A
Shares redeemed	(69)	(307)	(39)	(144)	(2)	(29)	N/A	N/A	N/A	N/A

Net decrease	(21)	(185)	(32)	(101)	(2)	(27)	N/A	N/A	N/A	N/A

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	Class I		Class A		Class C		Class R6		Class T
	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18

Small Cap Fund
Shares issued	996	2,253	37	331	8	39	N/A	N/A	N/A	N/A
Shares reinvested	–	2,163	–	160	–	65	N/A	N/A	N/A	N/A
Shares redeemed	(4,057)	(18,618)	(327)	(831)	(82)	(352)	N/A	N/A	N/A	N/A

Net decrease	(3,061)	(14,202)	(290)	(340)	(74)	(248)	N/A	N/A	N/A	N/A

(1) See Note 1 in Notes to Financial Statements.

* Amount represents less than $500.

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18	Year Ended 05/31/18	Six-Month Period Ended 11/30/18		Year Ended 05/31/18
Intermediate Bond Fund
Shares issued	87	1,666	– *	3	1		–	*
Shares reinvested	82	182	2	4	–	*	–	*
Shares redeemed	(5,323)	(6,214)	(35)	(54)	(2)		(18)

Net decrease	(5,154)	(4,366)	(33)	(47)	(1)		(18)

Total Return Advantage Fund
Shares issued	586	2,581	10	10	–	*	–	*
Shares reinvested	63	156	3	6	–	*	–	*
Shares redeemed	(3,600)	(3,521)	(63)	(75)	–		(34)

Net increase (decrease)	(2,951)	(784)	(50)	(59)	–		(34)

Ultra Short Bond Fund
Shares issued	12,944	37,824	1	– *	N/A		N/A
Shares reinvested	218	333	1	1	N/A		N/A
Shares redeemed	(14,568)	(44,905)	(8)	(24)	N/A		N/A

Net decrease	(1,406)	(6,748)	(6)	(23)	N/A		N/A

Intermediate Tax Exempt Bond Fund
Shares issued	305	428	– *	2	1		–	*
Shares reinvested	3	17	2	4	–	*	–	*
Shares redeemed	(1,612)	(2,020)	(4)	(2)	(2)		(12)

Net increase (decrease)	(1,304)	(1,575)	(2)	4	(1)		(12)

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	1,678	1,870	–	–	N/A		N/A
Shares reinvested	2	8	– *	– *	N/A		N/A
Shares redeemed	(1,938)	(4,183)	–	–	N/A		N/A

Net decrease	(258)	(2,305)	– *	– *	N/A		N/A

*	Amount represents less than $500.

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Furthermore, some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of securities by foreign investors.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Each Fund may invest up to 15% of its total net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long

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as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Municipal Securities Risk. PNC Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

9. Securities Lending

To generate additional income, the Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the prior day’s fair market value plus accrued interest of the domestic securities loaned and 105% of the prior day’s fair market value plus accrued interest on the international securities loaned. The collateral percentage with respect to the fair market value of the loaned security is determined by the security lending agent. The value of the collateral received with respect to a loaned security may be temporarily more or less than the value of the loaned security due to daily market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate fair market value of securities collateral plus cash collateral is less than the aggregate fair market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Lending Funds and the securities lending agent on the basis of agreed upon contractual terms.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. In addition, the Lending Funds benefit from a borrower default indemnity provided by BBH. BBH’s indemnity allows for full replacement of the securities loaned in the event of borrower default if the collateral received from the borrower does not cover the value on the securities loaned. If BBH determines that a full replacement of the securities loaned is commercially impracticable, BBH shall, in lieu of effecting a full replacement, pay to the affected Lending Fund(s) an amount equal to the fair market value of the loaned securities determined at the close of business on the date of the default event. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The amounts payable for collateral received for loaned securities, as presented in the Lending Funds’ Statements of Assets and Liabilities, by the class of securities on loan, are as follows:

	Common Stocks (000)	Foreign Common Stocks (000)	Foreign Rights (000)	Exchange- Traded Funds (000)	Total Payable for Cash Collateral Received (000)
Balanced Allocation Fund	$–	$–	$–	$1,099	$1,099
Emerging Markets Equity Fund	–	117	–	–	117
International Equity Fund	–	28,294	416	–	28,710
International Growth Fund	–	114	–	–	114
Multi-Factor Large Cap Value Fund	1,222	–	–	–	1,222
Multi-Factor Small Cap Core Fund	8,138	–	–	–	8,138
Multi-Factor Small Cap Growth Fund	4,250	–	–	–	4,250
Multi-Factor Small Cap Value Fund	1,009	–	–	–	1,009

10. Borrowing Arrangements

Line of Credit

Select Funds (“Participants”) within the Trust participate in an unsecured credit agreement (“Agreement”) with BNY Mellon (the “Bank”) which expires May 29, 2019. Under the Agreement, the Participants may borrow up to an aggregate amount of $25,000,000 from the revolving line of credit (“LOC”) provided by the Bank. The purpose of this agreement is to mitigate risks associated with large redemptions and other liquidity events. The agreement includes the following Participants: PNC Intermediate Tax Exempt Bond Fund, PNC International Equity Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, and PNC Tax Exempt Limited Maturity Bond Fund.

The agreement requires payment by the Participants of an annual 0.15% commitment fee, in addition to out-of-pocket legal fees. These fees are allocated across the Participants on the basis of each Participant’s weighted pro-rata share. Each Participant is responsible for payment of any interest earned on amounts borrowed. Interest is charged at a rate of 1.00% plus the greater of (a) the Federal Funds Effective Rate, (b) 1 Month LIBOR, and (c) 0%. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Board.

As of November 30, 2018, none of the Participants had utilized the LOC.

InterFund Lending

The Trust has received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing funds or lending funds. As of November 30, 2018, the Funds have not relied upon the interfund lending exemptive order.

11. Payment by Affiliate

On September 29, 2017, a payment was made by the Adviser in the amount of $2,454 to partially offset a Brazilian dividend repatriation error in PNC International Equity Fund.

12. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

13. Relevant Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between Levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Since early adoption is permitted, disclosure for the amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy have been removed, in addition to the policy for the timing of transfers between Levels.

14. SEC-Adopted Amendments

Effective November 5, 2018, the SEC adopted “Disclosure Update and Simplification,” amendments to certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. In addition, the SEC updated requirements for information incremental to U.S. GAAP and the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments are part of an initiative by the Division of Corporation Finance to review disclosure requirements applicable to issuers to consider ways to improve the requirements for the benefit of investors and issuers. As a result of this adoption, distributions to shareholders on the Statements of Changes in Net Assets (“SOC”) are presented in total rather than by character of the distribution. In addition, accumulated undistributed net investment income is no longer a required disclosure on the SOC.

15. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued.

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On August 28, 2018, the Board approved the plan of reorganization (the “Reorganization”) of PNC Intermediate Bond Fund into PNC Total Return Advantage Fund. In addition to approval by the Board, the Reorganization was subject to a number of conditions, including approval by a vote of PNC Intermediate Bond Fund’s shareholders. The Reorganization occurred at the close of business on December 7, 2018. In conjunction with the Reorganization, PNC Total Return Advantage Fund’s management fee was lowered to 0.30% of the Fund’s average daily net assets and the Fund’s expense limitation agreement with respect to Class A and Class I Shares of the Fund was amended to lower the expense limitation to 0.35% and 0.61%, respectively. In addition, Class C Shares of the Fund were converted to Class A Shares of the Fund.

On November 28, 2018, the Board approved the offering, effective February 1, 2019, of Class R6 Shares to eligible investors in PNC Emerging Markets Equity Fund and PNC International Growth Fund.

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Approval of Advisory Agreements (for all Funds)

At meetings held in June and August of 2018, the Trustees of PNC Funds (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between the Trust and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement.

Before the June 2018 meeting, the Trustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. Prior to that meeting, the Adviser provided a written response to the request. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser presented materials responsive to the Trustees’ request for information and relating to the services it provides to the Funds under the terms of the Advisory Agreements, as well as services the Adviser provides that are not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with their Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation, before meeting a second time in August 2018 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2018 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements. Prior to and at the June 2018 meeting, the Trustees reviewed the extensive materials prepared by the Adviser in response to their request, which reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature and quality of the advisory services provided by the Adviser;

●	the assets of each Fund and the Adviser’s total assets under management;

●	the portfolio management personnel and their compensation structure;

●	the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using similar investment styles (where applicable);

●

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and to the performance of a peer group of other investment companies managed by other advisers pursuant to similar investment strategies as classified by Lipper, Inc.;

●	the estimated profitability of each Fund to the Adviser;

●	the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders;

●	other benefits the Adviser and its affiliates receive as a result of the Adviser’s relationship to the Funds;

●

the Adviser’s monitoring and other activities in respect of its oversight of PNC International Equity Fund’s sub-adviser and the effect to the Adviser of recent changes in the sub-adviser’s fee schedule;

●	the Adviser’s brokerage, trading and soft dollar practices and the Funds’ securities lending practices;

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●	each Fund’s contractual and net advisory fees and net operating expenses compared to the contractual fees of other accounts managed by the Adviser using comparable investment strategies;

●

each Fund’s contractual and net advisory fees and net operating expenses compared to broad and narrow peer competitor universes based upon information sourced from Lipper, Inc. and prepared by the Adviser in accordance with recommendations previously provided by Barrington Partners, a third-party firm engaged by the Trustees in 2016 to review the peer selection process;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ disaster recovery/business continuity plans and cybersecurity policy;

●	the Adviser’s risk management and monitoring measures and processes; and

●	information the Adviser provided regarding its strategic planning for the Funds and willingness to continue to support the operation of the Funds.

The Trustees received information from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser as compared to each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees further considered, in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of an asset manager with a mix of business significantly different from the Adviser’s. The Trustees also considered in evaluating the Funds’ advisory fees, as well as the Adviser’s profitability in respect of each Fund, the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Funds.

At a special telephonic meeting of the Board held in July 2018, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request, including a presentation from the Adviser regarding the portfolio management teams and investment philosophy and management processes of the money market funds. In addition, for their August 2018 meeting, the Trustees were provided with updated information regarding the fees and expenses of the Funds as of June 30, 2018. At that meeting, the Adviser also proposed the liquidation of each of PNC Bond Fund, PNC Government Mortgage Fund and PNC Limited Maturity Bond Fund (each of which subsequently liquidated) and the reorganization of PNC Intermediate Bond Fund into PNC Total Return Advantage Fund. In connection with the proposed reorganization, the Trustees considered that PNC Total Return

Advantage Fund’s advisory fee would be reduced by 10 basis points if the reorganization was approved by shareholders of PNC Intermediate Bond Fund. In respect of PNC Bond Fund, PNC Government Mortgage Fund, PNC Limited Maturity Bond Fund, and PNC Intermediate Bond Fund, the Trustees considered that the proposed renewals of those Funds’ advisory arrangements at the August 2018 meeting were to facilitate the continued management of those Funds until the liquidations or merger, as applicable, could be effected. The Trustees also considered that the advisory fee schedule for PNC International Equity Fund was amended, effective June 1, 2018, to reflect a 10 basis point reduction.

Based on their cumulative review, the Trustees concluded at their August 2018 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2018 meeting that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement for a one-year period commencing October 1, 2018, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant fund and its shareholders.

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on June 5-6, 2018, the Trustees met in person and voted to approve the renewal of the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser”), on behalf of PNC International Equity Fund (the “Fund”) for an additional one-year period commencing August 31, 2018.

The Trustees discussed with Independent Counsel a memorandum prepared by Independent Counsel relating to the Trustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees discussed in detail the materials provided to the Trustees in response to a request for information and the report at the meeting from representatives of the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including:

●	the personnel dedicated to performing services for the Sub-Adviser, including the portfolio management personnel and elements of their compensation structure;

●	the research, due-diligence and investment selection process utilized by the Sub-Adviser;

●

the performance of the portion of the Fund managed by the Sub-Adviser compared to its benchmark and the performance information for the Sub-Adviser’s other accounts that have investment policies similar to the Fund;

●	the contractual level of fees charged by the Sub-Adviser to portfolios advised by the Sub-Adviser using similar investment policies;

●	the profitability of the Sub-Adviser related to providing sub-advisory services to the Fund;

●	the Sub-Adviser’s brokerage and trading practices;

●	the compliance program of the Sub-Adviser;

●	the Sub-Adviser’s disaster recovery plans and cybersecurity program; and

●	risk management and monitoring measures and processes.

The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based significantly on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees considered the Adviser’s statements regarding the nature and quality of the Sub-Adviser’s services and the Adviser’s experience with the Sub-Adviser, generally. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to continue to serve as sub-adviser to the Fund.

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The Trustees also considered that the sub-advisory fee schedule for the Fund was amended, effective as of June 1, 2018, from a “reverse breakpoint” fee structure to a “flat” fee structure and that, contemporaneous with that amendment, the advisory fee for the Fund was reduced by 10 basis points.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Sub-Adviser there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the sub-advisory fee, the Trustees concluded that such fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

P N C  F u n d s

P R O X Y   V O T I N G   A N D   Q U A R T E R L Y   S C H E D U L E S   O F   I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trust at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q or Form N-PORT (available for filings after March 31, 2019), which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q or Forms N-PORT are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

P N C  F u n d s

P N C   F U N D S   N O T I C E   O F   P R I V A C Y   P O L I C Y   &   P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	January 24, 2019

By (Signature and Title)*	/s/ Michele Nahrstedt
Michele Nahrstedt, Treasurer
(principal financial officer)

Date	January 24, 2019

* Print the name and title of each signing officer under his or her signature.